[LOGO] FIRST AMERICAN FUNDS(R)
       THE POWER OF DISCIPLINED INVESTING(R)



EQUITY
     FUNDS






SEMIANNUAL REPORT
               2000




FIRST AMERICAN
INVESTMENT FUNDS, INC.

FIRST AMERICAN

            FAMILY OF FUNDS

INVESTMENTS FOR EVERY GOAL

First American Funds offers a full range of investment strategies to help you create a personalized, diversified portfolio. With our disciplined focus on consistent, competitive performance and highly developed team approach to investment decision making, First American Funds can help build a winning strategy for any investor.

         HIGHER RISK  (o)
AND RETURN POTENTIAL   |
                       |
                      (*) EQUITY FUNDS
                       |
                       |    LARGE CAP FUNDS
                       |    Balanced
                       |    Equity Income
                       |    Equity Index
                       |    Large Cap Growth
                       |    Large Cap Value
                       |
                       |    MID CAP FUNDS
                       |    Mid Cap Growth
                       |    Mid Cap Value
                       |
                       |    SMALL CAP FUNDS
                       |    Small Cap Growth
                       |    Small Cap Value
                       |
                       |    INTERNATIONAL FUNDS
                       |    Emerging Markets
                       |    International
                       |    International Index
                       |
                       |    SECTOR FUNDS
                       |    Health Sciences
                       |    Real Estate Securities
                       |    Technology
                       |
                      (*) FUNDS OF FUNDS
                       |
                       |
                      (*) BOND FUNDS
                       |
                       |
                      (*) TAX FREE BOND FUNDS
                       |
                       |
                      (*) MONEY MARKET FUNDS
                       |
                       |
          LOWER RISK  (o)
AND RETURN POTENTIAL


TABLE OF CONTENTS

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Message to Shareholders                                                     1
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LARGE CAP FUNDS                                                             2
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   Statements of Net Assets                                                 2
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   Statements of Operations                                                16
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   Statements of Changes in Net Assets                                     18
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   Financial Highlights                                                    20
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MID CAP FUNDS                                                              24
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   Statements of Net Assets                                                24
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   Statements of Operations                                                28
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   Statements of Changes in Net Assets                                     29
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   Financial Highlights                                                    30
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SMALL CAP FUNDS                                                            32
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   Statements of Net Assets                                                32
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   Statements of Operations                                                36
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   Statements of Changes in Net Assets                                     37
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   Financial Highlights                                                    38
--------------------------------------------------------------------------------
INTERNATIONAL FUNDS                                                        40
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   Statements of Net Assets                                                40
--------------------------------------------------------------------------------
   Statements of Operations                                                52
--------------------------------------------------------------------------------
   Statements of Changes in Net Assets                                     53
--------------------------------------------------------------------------------
   Financial Highlights                                                    54
--------------------------------------------------------------------------------
SECTOR FUNDS                                                               56
--------------------------------------------------------------------------------
   Statements of Net Assets                                                56
--------------------------------------------------------------------------------
   Statements of Operations                                                62
--------------------------------------------------------------------------------
   Statements of Changes in Net Assets                                     63
--------------------------------------------------------------------------------
   Financial Highlights                                                    64
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Notes to Financial Statements                                              68
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Notice to Shareholders                                                     79
--------------------------------------------------------------------------------
Tribute to David T. Bennett                                                81
--------------------------------------------------------------------------------

NOT FDIC INSURED  NO BANK GUARANTEE  MAY LOSE VALUE

MESSAGE TO SHAREHOLDERS  MARCH 31, 2000



     DEAR SHAREHOLDERS:

     On behalf of the Board of Directors of First American Funds, thank you for the opportunity to manage your mutual fund investments. If you are a new investor, we welcome you to the First American family of funds. If you are a long-term investor, we are again proud to meet your ongoing investment needs.

     Whether you're new to investing or an experienced investor at it, the past six months have been a period of rapidly changing markets and hand wringing. The Dow Jones Industrial Average (the "Dow") moved steadily upward during the fourth quarter of 1999, only to surrender its gains early in the first quarter of this year due to concerns over rising interest rates. The Dow regained momentum late in the first quarter after investors looked past rate hikes to another period of strong corporate profits. During the same period, the Nasdaq reached record heights only to suffer a dramatic correction.

     The Nasdaq shattered the 5,000 barrier led by the performance of technology stocks, particularly genetics, semiconductor, and communications stocks. For several months, technology reigned, while all other sectors scrambled for attention. That changed when the technology bubble burst in late March leaving many investors concerned about the long-term viability of New Economy stocks.

     Active fund management and an emphasis on technology and communication stocks at home and abroad have also driven the strong performance of the International and Large Cap Growth funds during the six months ended March 31, 2000. Active portfolio management has played a key role in the performance of these and other First American equity funds, with First American Funds' portfolio managers and their teams selecting individual holdings based on extensive research and analysis.

     Within this report, you'll find financial statements on the First American equity funds during the past six months, plus a complete list of fund holdings. In addition, the Notice to Shareholders section contains important shareholder information.

     In closing, we encourage you to maintain a diversified portfolio and to stay the course amid volatile markets. Although dramatic fluctuations are becoming commonplace, investors may be able to better weather volatility through balanced portfolios coupled with a disciplined investment approach.

     Thank you for your confidence in First American Funds.

     Sincerely,


     /s/ Virginia L. Stringer             /s/ Paul A. Dow


     VIRGINIA L. STRINGER                 PAUL A. DOW

     Chair                                Chief Investment Officer and President
     First American Investment Funds,     First American Asset Management
     Inc.


                              FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000     1)

STATEMENTS OF NET ASSETS  MARCH 31, 2000 (UNAUDITED)

BALANCED FUND

DESCRIPTION                                               SHARES    VALUE (000)
-------------------------------------------------------------------------------
COMMON STOCKS -- 56.2%
BASIC MATERIALS -- 3.2%
Alcoa                                                     62,800   $      4,412
Ecolab                                                    13,700            503
International Paper                                       65,600          2,804
Praxair                                                  116,600          4,853
                                                                   ------------
                                                                         12,572
                                                                   ------------
CAPITAL GOODS -- 3.0%
Affymetrix*                                                1,800            267
General Electric                                           6,300            978
Honeywell International                                  105,500          5,559
Minnesota Mining & Manufacturing                          55,800          4,942
                                                                   ------------
                                                                         11,746
                                                                   ------------
COMMUNICATION SERVICES -- 5.1%
AT&T                                                      88,900          5,001
Bell Atlantic                                             84,200          5,147
MCI WorldCom*                                             74,200          3,362
Nextel Communications, Cl A*                               7,700          1,142
Nokia, ADR                                                 7,000          1,521
SBC Communications                                        81,744          3,433
Vodafone, ADR                                              7,000            389
                                                                   ------------
                                                                         19,995
                                                                   ------------
CONSUMER CYCLICALS -- 3.9%
Best Buy*                                                 11,400            980
Federated Department Stores*                             114,500          4,780
Ford Motor                                                71,600          3,289
Home Depot                                                10,100            651
Internet Capital*                                          3,500            316
Kohls*                                                     5,200            533
May Department Stores                                    122,750          3,498
Omnicom Group                                              6,550            612
Wal-Mart Stores                                           12,300            683
                                                                   ------------
                                                                         15,342
                                                                   ------------
CONSUMER STAPLES -- 3.7%
Cox Communications*                                       18,800            912
General Mills                                            132,100          4,780
Kimberly Clark                                           102,000          5,712
McDonald's                                                53,900          2,025
MediaOne Group*                                            6,600            535
Walgreen                                                  30,200            778
                                                                   ------------
                                                                         14,742
                                                                   ------------
ENERGY -- 5.1%
Exxon Mobil                                               72,000          5,602
Halliburton                                               95,200          3,903
Royal Dutch Petroleum, ADR                                86,400          4,973
Schlumberger                                               9,400            719
Texaco                                                    96,000          5,148
                                                                   ------------
                                                                         20,345
                                                                   ------------
FINANCIALS -- 14.8%
Allstate                                                  89,600          2,134
American Express                                          31,400          4,677
American International Group                              34,700          3,800

BALANCED FUND (CONTINUED)

DESCRIPTION                                               SHARES    VALUE (000)
-------------------------------------------------------------------------------
Associates First Capital                                 162,400   $      3,481
Bank of America                                           52,800          2,769
Bank of New York                                           9,400            391
Bank One                                                  59,900          2,059
Charles Schwab                                             7,700            437
Chase Manhattan                                           75,400          6,574
Cigna                                                     37,900          2,871
Citigroup                                                 77,800          4,615
Fannie Mae                                                87,000          4,910
Firstar                                                   93,600          2,147
Fleet Boston Financial                                   138,990          5,073
Household International                                   94,600          3,530
Mellon Financial                                         138,700          4,092
Morgan Stanley Dean Witter                                 5,200            424
Wells Fargo                                              116,100          4,753
                                                                   ------------
                                                                         58,737
                                                                   ------------
HEALTH CARE -- 5.4%
American Home Products                                    75,800          4,065
Amgen*                                                     6,000            368
Baxter International                                      79,700          4,996
Bristol-Myers Squibb                                       6,500            375
Genentech*                                                 1,000            152
Guidant*                                                  14,200            835
Johnson & Johnson                                          7,700            539
Medtronic                                                 15,400            792
Merck                                                     42,600          2,647
Pfizer                                                    25,700            940
Pharmacia & Upjohn                                        87,600          5,190
Schering Plough                                            9,700            356
                                                                   ------------
                                                                         21,255
                                                                   ------------
TECHNOLOGY -- 9.5%
America Online*                                           11,800            794
Applied Materials*                                         2,200            207
Automatic Data Processing                                  6,600            318
BMC Software*                                              7,700            380
Broadcom Corporation, Cl A*                                2,100            510
Brocade Communications Systems*                            3,400            610
Cisco Systems*                                            25,000          1,933
Dell Computer*                                            10,000            539
eBay*                                                      2,400            422
Electronic Data Systems                                   66,500          4,268
EMC*                                                       9,000          1,125
First Data                                               100,600          4,452
IBM                                                       43,100          5,086
Intel                                                     50,600          6,676
JDS Uniphase                                               2,000            241
Lucent Technologies                                        6,500            395
Microsoft*                                                15,500          1,647
Motorola                                                  36,700          5,225
Oracle Systems*                                           17,100          1,335
PE Corp-PE Biosystems Group                                1,700            164
Palm*                                                        600             27
PMC-Sierra*                                                1,200            244
Sun Microsystems*                                          6,700            628
Tellabs*                                                   5,900            372
                                                                   ------------
                                                                         37,598
                                                                   ------------

The accompanying notes are an integral part of the financial statements.


(2     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000

DESCRIPTION                                      SHARES/PAR (000)   VALUE (000)
-------------------------------------------------------------------------------
TRANSPORTATION -- 1.0%
Delta Air Lines                                           59,600   $      3,174
Southwest Airlines                                        21,300            443
United Parcel Service                                      6,600            416
                                                                   ------------
                                                                          4,033
                                                                   ------------
UTILITIES -- 1.5%
AES*                                                       5,200            409
Duke Power                                                76,700          4,027
Enron                                                     18,700          1,400
                                                                   ------------
                                                                          5,836
                                                                   ------------

TOTAL COMMON STOCKS
     (Cost $187,185)                                                    222,201
                                                                   ------------

CORPORATE OBLIGATIONS -- 17.3%
CONSUMER GOODS -- 0.9%
Dayton Hudson
     5.875%, 11/01/08                               $      4,000          3,635
                                                                   ------------
ENERGY -- 0.7%
Consolidated Natural Gas
     7.250%, 10/01/04                                      3,000          2,962
                                                                   ------------
FINANCE -- 8.1%
Associates
     5.800%, 04/20/04                                      6,000          5,648
Bear Stearns
     6.150%, 03/02/04                                      5,000          4,744
Chase Manhattan
     5.750%, 04/15/04                                      5,000          4,723
Cigna
     7.400%, 01/15/03                                      2,825          2,780
Lehman Brothers
     6.900%, 03/30/01                                      4,050          4,040
Newcourt Credit
     6.875%, 02/16/05                                      5,000          4,788
Wachovia
     6.605%, 10/01/25                                      5,500          5,291
                                                                   ------------
                                                                         32,014
                                                                   ------------
MANUFACTURING -- 4.6%
Boeing
     7.250%, 06/15/25                                      5,000          4,726
     8.750%, 09/15/31                                      2,000          2,238
Ford Motor
     5.800%, 01/12/09                                      4,000          3,527
GMAC
     6.150%, 04/05/07                                      5,000          4,618
PPG Industries
     7.400%, 08/15/19                                      3,000          2,941
                                                                   ------------
                                                                         18,050
                                                                   ------------
SERVICES -- 1.7%
Hertz
     6.250%, 03/15/09                                      5,000          4,514
Time Warner
     8.875%, 10/01/12                                      2,025          2,217
                                                                   ------------
                                                                          6,731
                                                                   ------------

BALANCED FUND (CONTINUED)

DESCRIPTION                                             PAR (000)   VALUE (000)
-------------------------------------------------------------------------------
UTILITIES -- 1.3%
GTE South
     6.125%, 06/15/07                               $      5,000   $      4,613
MCI Communications
     7.125%, 06/15/27                                        500            496
                                                                   ------------
                                                                          5,109
                                                                   ------------

TOTAL CORPORATE OBLIGATIONS
     (Cost $71,892)                                                      68,501
                                                                   ------------

U.S. GOVERNMENT AGENCY MORTGAGE-
   BACKED OBLIGATIONS -- 12.9%
FHLB
     6.250%, 08/13/04                                      6,500          6,297
     6.375%, 08/15/06                                        650            625
FHLMC
     6.500%, 01/01/01                                        163            159
     5.000%, 02/15/01                                      5,500          5,425
     5.950%, 01/19/06                                      2,000          1,891
FHLMC CMO 1606-H
     6.000%, 11/15/08                                      3,150          3,015
FHLMC
     6.500%, 09/01/12                                        331            319
     8.000%, 11/01/24                                        284            285
     6.500%, 09/01/25                                        294            276
FNMA
     6.000%, 03/01/03                                        166            157
     5.500%, 03/01/06                                     10,424          9,749
     6.000%, 05/01/29                                      4,890          4,446
FNMA CMO 1993-50
     5.500%, 10/25/22                                      5,000          4,332
FNMA
     6.500%, 04/01/29                                      5,607          5,256
     7.000%, 04/01/29                                      1,987          1,910
FNMA
     6.476%, 04/01/18 (A)                                    231            233
GNMA
     7.500%, 09/15/27                                        383            379
     6.000%, 02/15/29                                          7              6
     7.000%, 04/15/29                                      3,887          3,766
     7.000%, 04/15/29                                      2,783          2,697
                                                                   ------------

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-
     BACKED OBLIGATIONS
     (Cost $53,166)                                                      51,223
                                                                   ------------

U.S. TREASURY OBLIGATIONS -- 6.8%
U.S. Treasury Bonds
     7.875%, 02/15/21                                      5,000          5,986
     7.125%, 02/15/23                                      7,000          7,830
     6.875%, 08/15/25                                      8,000          8,790
U.S. Treasury Note
     6.875%, 05/15/06                                      4,000          4,106
                                                                   ------------

TOTAL U.S. TREASURY OBLIGATIONS
     (Cost $26,635)                                                      26,712
                                                                   ------------

PRIVATE MORTGAGE-BACKED SECURITIES -- 1.9%
FIXED RATE -- 1.9%
CMC Securities 1993-D D2
     6.400%, 07/25/23                                         15             15


                              FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000     3)

STATEMENTS OF NET ASSETS  MARCH 31, 2000 (UNAUDITED)

DESCRIPTION                                     PAR (000)/SHARES    VALUE (000)
-------------------------------------------------------------------------------
Drexel Burnham Lambert Trust S 2
     9.000%, 08/01/18                               $        120   $        119
General Electric Capital Mortgage 1994-17 A6
     7.000%, 05/25/24                                      2,675          2,622
GMAC Commercial Mortgage 1997-C2 C
     6.910%, 12/15/07                                      5,000          4,679
                                                                   ------------
                                                                          7,435
                                                                   ------------

TOTAL PRIVATE MORTGAGE-BACKED SECURITIES
     (Cost $7,736)                                                        7,435
                                                                   ------------

ASSET-BACKED SECURITIES -- 4.4%
AUTOS -- 1.2%
Union Acceptance 1998-B A5
     6.020%, 01/09/06                                      5,000          4,807
                                                                   ------------
CREDIT CARDS -- 1.0%
Circuit City Credit Card Master Trust 1995-1 A
     6.375%, 08/15/05                                      4,000          3,989
                                                                   ------------
HOME EQUITY -- 2.2%
Asset Securitization 1996-D6 A1B
     6.880%, 11/13/26                                      3,000          2,942
Merrill Lynch Mortgage Investors 1995-C3 A3
     7.072%, 12/26/25 (A)                                  6,000          5,863
                                                                   ------------
                                                                          8,805
                                                                   ------------

TOTAL ASSET-BACKED SECURITIES
     (Cost $18,250)                                                      17,601
                                                                   ------------

U.S. GOVERNMENT AGENCY BACKED
   OBLIGATIONS -- 0.0%
Israel Government Trust Certificate Series 1C
     9.250%, 11/15/01 (B)                                    132            135
                                                                   ------------

TOTAL U.S. GOVERNMENT AGENCY BACKED OBLIGATIONS
     (Cost $132)                                                            135
                                                                   ------------

RELATED PARTY MONEY MARKET FUND -- 1.1%
First American Prime Obligations Fund (C)              4,484,360          4,484
                                                                   ------------

TOTAL RELATED PARTY MONEY MARKET FUND
     (Cost $4,484)                                                        4,484
                                                                   ------------

TOTAL INVESTMENTS -- 100.6%
     (Cost $369,480)                                                    398,292
                                                                   ------------
OTHER ASSETS AND LIABILITIES, NET -- (0.6%) (D)                          (2,392)
                                                                   ------------

BALANCED FUND (CONCLUDED)

DESCRIPTION                                                         VALUE (000)
-------------------------------------------------------------------------------
NET ASSETS:
Portfolio Capital  -- Class A ($0.0001 par value --
     2 billion authorized) based on 4,863,782
     outstanding shares                                            $     56,706
Portfolio Capital -- Class B ($0.0001 par value --
     2 billion authorized) based on 4,351,223
     outstanding shares                                                  61,432
Portfolio Capital -- Class C ($0.0001 par value --
     2 billion authorized) based on 118,959
     outstanding shares                                                   1,645
Portfolio Capital -- Class Y ($0.0001 par value --
     2 billion authorized) based on 22,499,545
     outstanding shares                                                 245,585
Undistributed net investment income                                         274
Accumulated net realized gain on investments                              1,446
Net unrealized appreciation of investments                               28,812
                                                                   ------------
TOTAL NET ASSETS -- 100.0%                                         $    395,900
                                                                   ------------

Net asset value and redemption price per share -- Class A          $      12.42

Maximum sales charge of 5.25% (E)                                          0.69
                                                                   ------------
Offering price per share -- Class A                                $      13.11
                                                                   ------------
Net asset value and offering price per share -- Class B (F)        $      12.35
                                                                   ------------
Net asset value and redemption price per share -- Class C (G)      $      12.41

Maximum sales charge of 1.00% (H)                                          0.13
                                                                   ------------
Offering price per share -- Class C                                $      12.54
                                                                   ------------
Net asset value, offering price, and redemption
     price per share -- Class Y                                    $      12.46
                                                                   ------------
*Non-income producing security

(A) Variable Rate Security-the rate reported on the Statement of Net Assets is the rate in effect as of March 31, 2000.

(B) Security is guaranteed by the United States of America.

(C) This money market fund is advised by U.S. Bank National Association who also serves as advisor for this fund. See also the notes to the financial statements.

(D) Other assets and liabilities representing greater than five percent of total net assets include the following (000):

      Cash collateral received for securities on loan    $88,862
      Payable upon return of securities on loan         $(88,862)

(E) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.25%.

(F) Class B has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(G) Class C has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(H) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.

ADR--American Depositary Receipt
Cl--Class
CMO--Collateralized Mortgage Obligation
FHLB--Federal Home Loan Bank
FHLMC--Federal Home Loan Mortgage Corporation
FNMA--Federal National Mortgage Association
GMAC--General Motors Acceptance Corporation
GNMA--Government National Mortgage Association

The accompanying notes are an integral part of the financial statements.


(4     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000

EQUITY INCOME FUND

DESCRIPTION                                               SHARES    VALUE (000)
-------------------------------------------------------------------------------
COMMON STOCKS -- 91.0%
BASIC MATERIALS -- 5.1%
E.I. du Pont de Nemours                                   96,500   $      5,102
Ecolab                                                   210,900          7,737
International Paper                                       87,000          3,719
                                                                   ------------
                                                                         16,558
                                                                   ------------
CAPITAL GOODS -- 6.8%
Emerson Electric                                          73,400          3,881
Honeywell International                                  102,400          5,395
General Electric                                          41,800          6,487
Minnesota Mining & Manufacturing                          53,000          4,694
Parker Hannifin                                           39,600          1,636
                                                                   ------------
                                                                         22,093
                                                                   ------------
COMMUNICATION SERVICES -- 9.7%
AT&T                                                     194,400         10,935
Bell Atlantic                                             57,800          3,533
SBC Communications                                       141,912          5,960
Sprint                                                    97,900          6,168
Vodafone, ADR                                             83,400          4,634
                                                                   ------------
                                                                         31,230
                                                                   ------------
CONSUMER CYCLICALS -- 4.8%
Ford Motor                                                73,000          3,353
Intimate Brands                                          216,300          8,868
Omnicom Group                                             35,400          3,308
                                                                   ------------
                                                                         15,529
                                                                   ------------
CONSUMER STAPLES -- 5.7%
Colgate-Palmolive                                         97,900          5,519
Kimberly Clark                                           118,500          6,636
PepsiCo                                                   98,900          3,418
Sara Lee                                                 152,200          2,740
                                                                   ------------
                                                                         18,313
                                                                   ------------
ENERGY -- 11.8%
BP Amoco, ADR                                            177,496          9,418
Chevron                                                   55,600          5,140
Exxon Mobil                                              170,624         13,277
Royal Dutch Petroleum, ADR                               179,200         10,315
                                                                   ------------
                                                                         38,150
                                                                   ------------
FINANCIALS -- 17.0%
American Express                                          40,000          5,958
Associates First Capital                                 143,608          3,079
Bank of America                                           75,824          3,976
Bank of New York                                         195,800          8,138
Fannie Mae                                                45,000          2,540
Firstar                                                  178,100          4,085
Household International                                  108,097          4,033
John Hancock Financial Services*                         393,200          7,102
Mellon Financial                                         220,700          6,511
XL Capital, Cl A                                          54,982          3,045
Zions Bancorp                                            158,600          6,602
                                                                   ------------
                                                                         55,069
                                                                   ------------

EQUITY INCOME FUND (CONTINUED)

DESCRIPTION                                      SHARES/PAR (000)   VALUE (000)
-------------------------------------------------------------------------------

HEALTH CARE -- 9.0%
American Home Products                                   143,900   $      7,717
Baxter International                                      63,000          3,949
Johnson & Johnson                                         38,200          2,676
Merck                                                     99,500          6,181
Pfizer                                                   130,500          4,771
Schering Plough                                          105,800          3,888
                                                                   ------------
                                                                         29,182
                                                                   ------------
REAL ESTATE INVESTMENT TRUSTS -- 6.8%
Archstone Community Trust                                 53,900          1,075
Crescent Real Estate Equities                            134,700          2,357
Duke Realty Investments                                  195,172          3,733
Equity Office Properties Trust                            48,000          1,206
Equity Residential Properties Trust                       26,600          1,069
Healthcare Realty Trust                                  178,400          2,988
Kimco Realty                                              31,600          1,185
Manufactured Home Communities                            172,400          3,987
Simon Property Group                                     180,200          4,325
                                                                   ------------
                                                                         21,925
                                                                   ------------
TECHNOLOGY -- 5.5%
Automatic Data Processing                                129,800          6,263
IBM                                                       16,500          1,947
Intel                                                     38,000          5,014
Motorola                                                  32,400          4,613
                                                                   ------------
                                                                         17,837
                                                                   ------------
TRANSPORTATION -- 1.6%
Knightsbridge Tankers Limited                            238,500          4,248
United Parcel Service                                     16,500          1,040
                                                                   ------------
                                                                          5,288
                                                                   ------------
UTILITIES -- 7.2%
Consolidated Edison                                      116,400          3,376
Enron                                                     84,500          6,327
FPL Group                                                 63,000          2,902
Northern States Power                                    357,900          7,113
Reliant Energy                                           157,500          3,691
                                                                   ------------
                                                                         23,409
                                                                   ------------

TOTAL COMMON STOCKS
     (Cost $187,168)                                                    294,583
                                                                   ------------

CONVERTIBLE BONDS -- 3.0%
Centocor, 20.300 shares
     4.750%, 02/15/05                               $      3,710          4,155
Protein Design Labs, 6.6225 Shares
     5.500%, 02/15/07                                        985            680
Tribune (PHONES)
     2.000%, 05/15/29                                         24          3,413
Viropharma, 9.1620 Shares
     6.000%, 03/01/07                                      2,060          1,488
                                                                   ------------

TOTAL CONVERTIBLE BONDS
     (Cost $9,269)                                                        9,736
                                                                   ------------


                              FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000     5)

STATEMENTS OF NET ASSETS  MARCH 31, 2000 (UNAUDITED)

DESCRIPTION                                               SHARES    VALUE (000)
-------------------------------------------------------------------------------
PREFERRED CONVERTIBLE STOCKS -- 3.5%
Adelphia Communications                                   17,800   $      2,709
Consolidated Freight Transportation                       76,300          3,224
Houston Industries                                        33,900          5,390
                                                                   ------------

TOTAL PREFERRED CONVERTIBLE STOCKS
     (Cost $9,292)                                                       11,323
                                                                   ------------

RELATED PARTY MONEY MARKET FUND -- 0.8%
First American Prime Obligations Fund (A)              2,535,410          2,535
                                                                   ------------

TOTAL RELATED PARTY MONEY MARKET FUND
     (Cost $2,535)                                                        2,535
                                                                   ------------

TOTAL INVESTMENTS -- 98.3%
     (Cost $208,264)                                                    318,177
                                                                   ------------
OTHER ASSETS AND LIABILITIES, NET -- 1.7% (B)                             5,637
                                                                   ------------

NET ASSETS:
Portfolio Capital -- Class A ($0.0001 par value --
     2 billion authorized) based on
     1,285,698 outstanding shares                                  $     19,669
Portfolio Capital -- Class B ($0.0001 par value --
     2 billion authorized) based on
     689,078 outstanding shares                                           9,566
Portfolio Capital -- Class C ($0.0001 par value --
     2 billion authorized) based on
     161,986 outstanding shares                                           2,691
Portfolio Capital -- Class Y ($0.0001 par value --
     2 billion authorized) based on
     19,134,801 outstanding shares                                      158,137
Undistributed net investment income                                         147
Accumulated net realized gain on investments                             23,691
Net unrealized appreciation of investments                              109,913
                                                                   ------------
TOTAL NET ASSETS -- 100.0%                                         $    323,814
                                                                   ------------
Net asset value and redemption price per share -- Class A          $      15.16

Maximum sales charge of 5.25% (C)                                          0.84
                                                                   ------------
Offering price per share -- Class A                                $      16.00
                                                                   ------------
Net asset value and offering price per share -- Class B (D)        $      15.11
                                                                   ------------
Net asset value and redemption price per share -- Class C (E)      $      15.14

Maximum sales charge of 1.00% (F)                                          0.15
                                                                   ------------
Offering price per share -- Class C                                $      15.29
                                                                   ------------
Net asset value, offering price, and redemption
     price per share -- Class Y                                    $      15.22
                                                                   ------------
EQUITY INCOME FUND (CONCLUDED)

DESCRIPTION
--------------------------------------------------------------------------------
* Non-income producing security

(A) This money market fund is advised by U.S. Bank National Association who also serves as advisor for this fund. See also the notes to the financial statements.

(B) Other assets and liabilities representing greater than five percent of total net assets include the following (000):

      Cash collateral received for securities on loan    $78,777
      Payable upon return of securities on loan         $(78,777)

(C) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.25%.

(D) Class B has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(E) Class C has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(F) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.

ADR--American Depositary Receipt
Cl--Class
PHONES--Participation Hybrid Option Note Exchangeable Securities Equity Linked
        Debt Security Exchangeable At Holders Option For 95% of 1 America Online share.

The accompanying notes are an integral part of the financial statements.


(6     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000

EQUITY INDEX FUND

DESCRIPTION                                               SHARES    VALUE (000)
-------------------------------------------------------------------------------
COMMON STOCKS -- 99.8%
BASIC MATERIALS -- 2.5%
Air Products & Chemicals                                  32,400   $        921
Alcan Aluminum, ADR                                       30,900          1,047
Alcoa                                                     51,000          3,583
Allegheny Teledyne                                        14,350            288
Arch Coal                                                  2,510             18
Archer Daniels Midland                                    83,000            861
Barrick Gold                                              53,000            831
Bemis                                                      7,100            262
Bethlehem Steel*                                          17,600            106
Boise Cascade                                              8,200            285
Champion International                                    13,400            714
Dow Chemical                                              30,100          3,431
E.I. du Pont de Nemours                                  144,838          7,658
Eastman Chemical                                          10,700            487
Ecolab                                                    18,200            668
Engelhard                                                 16,900            256
FMC*                                                       4,100            232
Freeport-McMoran Copper & Gold, Cl B                      22,100            267
Georgia Pacific                                           23,900            946
Great Lakes Chemical                                       8,200            279
Hercules                                                  14,200            229
Homestake Mining                                          35,000            210
Inco                                                      25,700            471
International Flavors & Fragrances                        14,900            522
International Paper                                       57,600          2,462
Louisiana Pacific                                         14,400            200
Mead                                                      14,700            514
Monsanto                                                  87,800          4,522
Newmont Mining                                            22,500            505
Nucor                                                     12,100            605
Phelps Dodge                                              11,470            545
Placer Dome Group                                         43,800            356
Potlatch                                                   4,200            181
PPG Industries                                            24,000          1,255
Pactiv*                                                   22,900            200
Praxair                                                   22,000            916
Reynolds Metals                                            8,600            575
Rohm & Haas                                               30,599          1,366
Sigma Aldrich                                             14,800            398
Temple Inland                                              7,700            384
Union Carbide                                             18,500          1,079
USX-U.S. Steel Group                                      12,100            302
Vulcan Materials                                          13,900            637
W.R. Grace*                                                9,500            121
Westvaco                                                  13,700            457
Weyerhaeuser                                              32,300          1,841
Willamette Industries                                     15,600            626
Worthington Industries                                    12,300            152
                                                                   ------------
                                                                         44,771
                                                                   ------------
CAPITAL GOODS -- 8.3%
Allied Waste Industries*                                  25,400            167
Avery Dennison                                            15,600            953
B.F. Goodrich                                             15,800            453
Ball                                                       4,400            152
Biogen*                                                   20,800          1,453
Boeing                                                   120,700          4,579
Briggs & Stratton                                          3,100            127
Caterpillar                                               49,400          1,948

EQUITY INDEX FUND (CONTINUED)

DESCRIPTION                                               SHARES    VALUE (000)
-------------------------------------------------------------------------------
Cooper Industries                                         13,000   $        455
Corning                                                   38,100          7,391
Crane                                                      9,100            214
Crown Cork & Seal                                         20,000            320
Cummins Engine                                             5,600            210
Danaher                                                   19,700          1,005
Deere                                                     32,800          1,246
Dover                                                     28,300          1,355
Eaton                                                     10,000            780
Emerson Electric                                          59,500          3,146
Fluor                                                     10,800            335
General Dynamics                                          27,700          1,378
General Electric                                         454,800         70,579
Honeywell International                                  109,749          5,782
Illinois Tool Works                                       41,200          2,276
Ingersoll Rand                                            22,500            996
ITT Industries                                            12,400            385
Johnson Controls                                          11,600            627
Linear Technology                                         42,400          2,332
Lockheed Martin                                           55,700          1,138
McDermott International                                    7,900             73
Milacron                                                   5,000             72
Millipore                                                  6,200            350
Minnesota Mining & Manufacturing                          54,900          4,862
Molex                                                     27,150          1,595
Nacco Industries, Cl A                                     1,000             48
National Service Industries                                5,800            122
Navistar International*                                    8,700            349
Northrop                                                   9,400            498
Owens-Illinois*                                           22,000            371
Paccar                                                    10,800            540
Pall                                                      16,800            377
Parker Hannifin                                           15,400            636
Pitney Bowes                                              36,600          1,636
Rockwell International                                    26,200          1,095
Sealed Air*                                               11,600            630
Solectron*                                                82,300          3,297
Textron                                                   20,300          1,236
Thermo Electron*                                          22,700            463
Thomas & Betts                                             8,000            226
Timken                                                     8,600            140
Tyco International                                       234,600         11,701
United Technologies                                       65,600          4,145
Waste Management                                          88,400          1,210
                                                                   ------------
                                                                        147,454
                                                                   ------------
COMMUNICATION SERVICES -- 7.5%
Alltel                                                    43,300          2,731
AT&T                                                     443,000         24,919
Bell Atlantic                                            214,900         13,136
BellSouth                                                261,200         12,276
Centurytel                                                19,500            724
Global Crossing*                                         107,270          4,391
GTE                                                      134,400          9,542
MCI WorldCom*                                            393,650         17,837
Nextel Communications, Cl A*                              50,500          7,487
SBC Communications                                       473,026         19,867
Sprint                                                   120,800          7,610
Sprint (PCS Group)*                                      119,800          7,824
US West                                                   69,800          5,069
                                                                   ------------
                                                                        133,413
                                                                   ------------


                              FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000     7)

STATEMENTS OF NET ASSETS  MARCH 31, 2000 (UNAUDITED)

DESCRIPTION                                               SHARES    VALUE (000)
-------------------------------------------------------------------------------
CONSUMER CYCLICALS -- 8.2%
American Greetings, Cl A                                   9,200   $        168
Armstrong World Industries                                 5,800            104
Autozone*                                                 19,600            544
Bed Bath & Beyond*                                        19,200            756
Best Buy*                                                 28,300          2,434
Black & Decker                                            12,200            458
Brunswick                                                 12,300            233
Carnival                                                  86,600          2,149
Cendant*                                                  99,000          1,831
Centex                                                     8,300            198
Circuit City Stores                                       28,200          1,717
Consolidated Stores*                                      15,900            181
Cooper, Tire & Rubber                                     10,100            127
Costco Wholesale*                                         61,700          3,243
Dana                                                      23,000            648
Delphi Automotive Systems                                 76,900          1,230
Dillards, Cl A                                            15,400            253
Dollar General                                            37,200          1,000
Dow Jones                                                 12,200            876
Dun & Bradstreet                                          21,900            627
Federated Department Stores*                              29,100          1,215
Ford Motor                                               167,100          7,676
Gannett                                                   38,300          2,695
Gap                                                      118,000          5,878
General Motors                                            88,500          7,329
Genuine Parts                                             25,700            614
Goodyear Tire & Rubber                                    21,700            506
H & R Block                                               13,800            618
Harcourt General                                          10,000            372
Harley-Davidson                                           20,900          1,659
Harrah's Entertainment*                                   16,800            312
Hasbro                                                    23,800            393
Hilton Hotels                                             51,200            397
Home Depot                                               319,200         20,588
Ims Health                                                43,200            732
Interpublic Group                                         39,000          1,843
J.C. Penney                                               37,700            561
Jostens                                                    4,600            112
Kaufman & Broad Home                                       6,500            139
Kmart*                                                    66,300            642
Knight-Ridder                                             11,400            581
Kohls*                                                    22,500          2,306
Leggett & Platt                                           27,800            598
Limited                                                   29,700          1,251
Liz Claiborne                                              8,300            380
Lowe's                                                    52,900          3,088
Marriott International, Cl A                              34,100          1,074
Masco                                                     60,900          1,248
Mattel                                                    56,900            594
May Department Stores                                     46,600          1,328
Maytag                                                    11,700            388
McGraw-Hill                                               27,400          1,247
Meredith                                                   7,600            210
Mirage Resorts*                                           27,300            529
New York Times, Cl A                                      23,900          1,026
Nike, Cl B                                                38,150          1,512
Nordstrom                                                 18,900            558
Office Depot*                                             44,500            515

EQUITY INDEX FUND (CONTINUED)

DESCRIPTION                                               SHARES    VALUE (000)
-------------------------------------------------------------------------------
Omnicom Group                                             24,500   $      2,289
Owens Corning                                              7,400            143
Pulte                                                      5,800            121
Reebok International*                                      7,500             69
Russell                                                    4,500             64
Sears Roebuck                                             52,600          1,624
Sherwin Williams                                          22,200            487
Snap-On Tools                                              8,600            225
Springs Industries, Cl A                                   2,400             91
Stanley Works                                             12,300            324
Staples*                                                  64,100          1,282
Tandy                                                     26,900          1,365
Target                                                    60,500          4,522
Times Mirror, Cl A                                         8,000            743
TJX                                                       43,700            970
Toys 'R' Us*                                              32,400            480
Tribune                                                   33,300          1,218
TRW                                                       16,600            971
V.F                                                       16,700            402
Wal-Mart Stores                                          617,600         34,277
Whirlpool                                                 10,100            592
Young & Rubicam                                            9,700            456
                                                                   ------------
                                                                        144,206
                                                                   ------------
CONSUMER STAPLES -- 9.8%
Adolph Coors, Cl B                                         5,000            239
Alberto-Culver, Cl B                                       7,800            186
Albertson's                                               58,800          1,823
Anheuser Busch                                            64,200          3,996
Avon Products                                             33,900            985
Bestfoods                                                 38,400          1,798
Brown Forman, Cl B                                         9,200            501
Campbell Soup                                             59,800          1,839
Cardinal Health                                           38,900          1,785
CBS*                                                     105,976          6,001
Clear Channel Communications*                             46,900          3,239
Clorox                                                    33,300          1,082
Coca-Cola                                                342,500         16,076
Coca-Cola Enterprises                                     58,400          1,259
Colgate-Palmolive                                         80,800          4,555
Comcast, Cl A                                            128,100          5,556
ConAgra                                                   71,700          1,300
CVS                                                       54,300          2,040
Darden Restaurants                                        18,400            328
Deluxe                                                    10,800            286
Fort James                                                31,000            682
Fortune Brands                                            24,000            600
General Mills                                             41,500          1,502
Gillette                                                 149,000          5,615
Great Atlantic & Pacific Tea                               5,700            111
H.J. Heinz                                                49,600          1,730
Hershey Foods                                             19,000            926
Kellogg                                                   57,600          1,476
Kimberly Clark                                            76,200          4,267
Kroger*                                                  117,500          2,064
Longs Drug Stores                                          5,700            130
McDonald's                                               188,100          7,066
McKesson HBOC                                             39,700            834
MediaOne Group*                                           85,000          6,885

The accompanying notes are an integral part of the financial statements.


(8     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000

DESCRIPTION                                               SHARES    VALUE (000)
-------------------------------------------------------------------------------
Nabisco Group Holdings                                    43,900   $        527
Newell Rubbermaid                                         39,700            985
PepsiCo                                                  201,700          6,971
Philip Morris                                            329,700          6,965
Procter & Gamble                                         182,600         10,271
Quaker Oats                                               18,400          1,115
R.R. Donnelley & Sons                                     17,900            375
Ralston-Ralston Purina Group                              43,300          1,185
Rite Aid                                                  35,600            196
Safeway*                                                  70,500          3,190
Sara Lee                                                 129,200          2,326
Seagram                                                   60,100          3,576
SUPERVALU                                                 19,100            362
Sysco                                                     46,200          1,649
Time Warner                                              178,200         17,820
Tricon Global Restaurants*                                20,900            649
Tupperware                                                 7,800            123
Unilever, ADR                                             79,099          3,807
UST                                                       25,300            395
Viacom, Cl B*                                             96,900          5,111
Walgreen                                                 140,700          3,623
Walt Disney                                              286,700         11,862
Wendy's International                                     17,100            345
William Wrigley Jr.                                       15,700          1,206
Winn Dixie Stores                                         21,500            418
                                                                   ------------
                                                                        173,814
                                                                   ------------
ENERGY -- 5.4%
Amerada Hess                                              12,500            808
Anadarko Petroleum                                        18,000            696
Apache                                                    15,300            761
Ashland Oil                                               10,200            341
Atlantic Richfield                                        44,400          3,774
Baker Hughes                                              44,800          1,355
Burlington Resources                                      30,600          1,132
Chevron                                                   90,700          8,384
Conoco                                                    90,500          2,319
Exxon Mobil                                              478,771         37,254
Halliburton                                               61,000          2,501
Kerr-McGee                                                13,200            762
Occidental Petroleum                                      54,500          1,131
Phillips Petroleum                                        35,400          1,637
Rowan*                                                    12,300            362
Royal Dutch Petroleum, ADR                               297,500         17,125
Schlumberger                                              76,400          5,845
Sunoco                                                    12,200            334
Texaco                                                    76,800          4,118
Tosco                                                     20,200            615
Transocean Sedco Forex                                    29,325          1,505
Union Pacific Resources Group                             33,900            492
Unocal                                                    33,000            982
USX-Marathon Group                                        44,600          1,162
                                                                   ------------
                                                                         95,395
                                                                   ------------
FINANCIALS -- 12.9%
AFLAC                                                     36,900          1,681
Allstate                                                 113,600          2,705
American Express                                          61,900          9,219
American General                                          33,800          1,897
American International Group                             214,300         23,466
Amsouth Bancorp                                           57,900            865
Aon                                                       35,700          1,151
Associates First Capital                                 102,599          2,199
Bank of America                                          236,100         12,380

EQUITY INDEX FUND (CONTINUED)

DESCRIPTION                                               SHARES    VALUE (000)
-------------------------------------------------------------------------------
Bank of New York                                         102,600   $      4,264
Bank One                                                 158,600          5,452
BB&T                                                      48,900          1,372
Bear Stearns                                              15,885            725
Capital One Financial                                     27,400          1,313
Charles Schwab                                           113,700          6,460
Chase Manhattan                                          113,800          9,922
Chubb                                                     24,000          1,621
Cigna                                                     23,100          1,750
Cincinnati Financial                                      22,300            839
Citigroup                                                467,500         27,729
Comerica                                                  21,300            892
Conseco                                                   43,400            496
Countrywide Credit Industries                             16,300            444
Fannie Mae                                               141,900          8,008
FHLMC                                                     96,400          4,260
Fifth Third Bancorp                                       42,200          2,659
First Union                                              136,800          5,096
Firstar                                                  137,600          3,156
Fleet Boston Financial                                   126,813          4,629
Franklin Resources                                        35,000          1,170
Golden West Financial                                     22,400            699
Hartford Financial Services Group                         30,500          1,609
Household International                                   65,400          2,440
Huntington Bancshares                                     31,400            703
J.P. Morgan                                               23,400          3,083
Jefferson-Pilot                                           14,100            939
KeyCorp                                                   65,800          1,250
Lehman Brothers Holdings                                  16,500          1,600
Lincoln National                                          27,300            915
Loew's                                                    14,300            715
Marsh & McLennan                                          36,700          4,048
MBIA                                                      13,500            703
MBNA                                                     112,800          2,876
Mellon Financial                                          72,100          2,127
Merrill Lynch                                             51,300          5,386
MGIC Investment                                           14,700            641
Morgan Stanley Dean Witter                               157,100         12,813
National City                                             88,900          1,834
Northern Trust                                            30,600          2,067
Old Kent Financial                                        17,100            553
Paine Webber Group                                        20,000            880
PNC Bank                                                  40,300          1,816
Progressive                                                9,900            753
Providian Financial                                       19,600          1,698
Regions Financial                                         31,300            714
Safeco                                                    18,700            497
SLM Holding                                               22,200            740
SouthTrust                                                24,100            613
St. Paul                                                  31,900          1,089
State Street                                              21,800          2,112
Summit Bancorp                                            25,000            656
Suntrust Banks                                            43,600          2,518
Synovus Financial                                         40,800            770
T. Rowe Price                                             17,100            675
Torchmark                                                 19,200            444
U.S. Bancorp                                             104,100          2,277
Union Planters                                            19,600            604
UnumProvident                                             35,600            605
Wachovia                                                  27,400          1,851
Washington Mutual                                         80,400          2,131
Wells Fargo                                              229,200          9,383
                                                                   ------------
                                                                        227,647
                                                                   ------------


                              FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000     9)

STATEMENTS OF NET ASSETS  MARCH 31, 2000 (UNAUDITED)

DESCRIPTION                                               SHARES    VALUE (000)
-------------------------------------------------------------------------------
HEALTH CARE -- 8.7%
Abbott Laboratories                                      213,600   $      7,516
Aetna                                                     19,600          1,091
Allergan                                                  18,100            905
Alza, Cl A*                                               14,100            530
American Home Products                                   181,000          9,706
Amgen*                                                   141,700          8,697
Bausch & Lomb                                              7,900            412
Baxter International                                      40,000          2,507
Becton Dickinson                                          34,300            903
Biomet*                                                   15,800            575
Boston Scientific*                                        58,300          1,243
Bristol-Myers Squibb                                     275,100         15,887
C.R. Bard                                                  7,100            275
Columbia/HCA Healthcare                                   79,000          2,000
Eli Lilly                                                151,000          9,513
Guidant                                                   42,600          2,505
HEALTHSOUTH*                                              55,700            310
Humana*                                                   22,600            165
Johnson & Johnson                                        192,600         13,494
Mallinckrodt                                              10,100            290
Manor Care*                                               15,300            207
Medtronic                                                165,700          8,523
Merck                                                    324,000         20,128
Pfizer                                                   537,700         19,660
Pharmacia & Upjohn                                        71,700          4,248
Quintiles Transnational*                                  15,700            268
Schering Plough                                          204,000          7,497
St. Jude Medical*                                         11,500            297
Tenet Healthcare                                          44,200          1,017
United Healthcare                                         23,400          1,395
Warner Lambert                                           118,900         11,593
Watson Pharmaceuticals*                                   13,400            532
Wellpoint Health Networks*                                 8,700            608
                                                                   ------------
                                                                        154,497
                                                                   ------------
TECHNOLOGY -- 33.6%
ADC Telecommunications*                                   41,700          2,247
Adobe Systems                                             16,400          1,826
Adaptec*                                                  14,500            560
Advanced Micro Devices*                                   20,500          1,170
America Online*                                          316,500         21,285
Analog Devices*                                           48,500          3,907
Andrew*                                                   11,600            265
Apple Computer*                                           22,400          3,042
Applied Materials*                                       106,200         10,009
Autodesk                                                   8,500            387
Automatic Data Processing                                 87,700          4,232
BMC Software*                                             33,900          1,674
Cabletron Systems*                                        25,300            742
Ceridian*                                                 19,500            374
Cisco Systems*                                           949,000         73,370
Citrix Systems*                                           24,900          1,650
Compaq Computer                                          235,600          6,273
Computer Associates International                         75,100          4,445
Computer Sciences*                                        23,200          1,836
Compuware*                                                49,700          1,047
Comverse Technology*                                      10,600          2,003
Conexant Systems*                                         29,900          2,123

EQUITY INDEX FUND (CONTINUED)

DESCRIPTION                                               SHARES    VALUE (000)
-------------------------------------------------------------------------------
Dell Computer*                                           355,800   $     19,191
Eastman Kodak                                             43,500          2,363
Electronic Data Systems                                   65,200          4,185
EMC*                                                     141,056         17,632
Equifax                                                   19,400            490
First Data                                                58,300          2,580
Gateway*                                                  43,900          2,327
Hewlett Packard                                          139,200         18,453
IBM                                                      249,800         29,476
IKON Office Solutions                                     21,200            131
Intel                                                    463,200         61,113
KLA Tencor*                                               25,500          2,148
Lexmark International, Cl A*                              17,700          1,872
LSI Logic*                                                41,200          2,992
Lucent Technologies                                      442,100         26,858
Micron Technology*                                        37,400          4,712
Microsoft*                                               721,800         76,691
Motorola                                                  98,355         14,003
National Semiconductor*                                   24,000          1,455
NCR*                                                      13,300            534
Network Appliance*                                        42,200          3,492
Nortel Networks                                          200,100         25,213
Novell*                                                   45,500          1,302
Oracle Systems*                                          391,200         30,538
Parametric Technology*                                    37,600            792
Paychex                                                   34,200          1,791
PE Corp-PE Biosystems Group                               28,700          2,770
Peoplesoft*                                               37,000            740
Perkinelmer                                                6,500            432
Polaroid                                                   6,100            145
QUALCOMM*                                                102,400         15,290
Raytheon, Cl B                                            47,900            850
Sabre Holdings                                            18,063            667
Scientific-Atlanta                                        21,900          1,389
Seagate Technology*                                       29,900          1,801
Shared Medical Systems                                     3,600            187
Silicon Graphics*                                         25,400            268
Sun Microsystems*                                        218,900         20,512
Tektronix                                                  6,500            364
Tellabs*                                                  55,700          3,508
Teradyne*                                                 23,700          1,949
Texas Instruments                                        112,700         18,032
3Com*                                                     47,400          2,637
Unisys*                                                   43,000          1,096
Veritas Software*                                         53,500          7,008
W.W. Grainger                                             12,800            694
Xerox                                                     91,800          2,387
Xilinx*                                                   44,500          3,685
Yahoo*                                                    73,000         12,510
                                                                   ------------
                                                                        595,722
                                                                   ------------
TRANSPORTATION -- 0.6%
AMR*                                                      20,400            650
Burlington Northern Santa Fe                              65,000          1,438
CSX                                                       31,100            731
Delta Air Lines                                           17,900            953
FedEx*                                                    40,300          1,572
Kansas City Southern Industries                           15,300          1,315
Norfolk Southern                                          56,600            814


The accompanying notes are an integral part of the financial statements.

(10     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000

DESCRIPTION                                      SHARES/PAR (000)   VALUE (000)
-------------------------------------------------------------------------------
Ryder System                                               9,400   $        213
Southwest Airlines                                        68,200          1,419
U.S. Air Group*                                           10,200            284
Union Pacific                                             34,500          1,350
                                                                   ------------
                                                                         10,739
                                                                   ------------
UTILITIES -- 2.3%
AES*                                                      28,400          2,236
Ameren                                                    19,100            591
American Electric Power                                   27,300            814
Carolina Power & Light                                    22,100            717
Central & South West                                      30,600            522
Cinergy                                                   22,400            482
CMS Energy                                                16,900            306
Coastal                                                   29,000          1,334
Columbia Gas Systems                                      11,200            664
Consolidated Edison                                       31,100            902
Constellation Energy Group                                20,100            641
Dominion Resources of Virginia                            33,098          1,272
DTE Energy                                                20,500            594
Duke Power                                                50,200          2,635
Eastern Enterprises                                        3,700            222
Edison International                                      49,400            818
El Paso Energy                                            30,800          1,244
Enron                                                     99,300          7,435
Entergy                                                   36,600            739
FirstEnergy                                               33,700            695
Florida Progress                                          13,200            606
FPL Group                                                 24,300          1,119
GPU                                                       17,300            474
New Century Energies                                      16,200            487
Niagara Mohawk Holdings*                                  25,200            340
Nicor                                                      6,500            214
Northern States Power                                     20,700            411
ONEOK                                                      4,300            108
PECO Energy                                               26,200            966
Peoples Energy                                             4,900            134
PG&E                                                      51,700          1,086
Pinnacle West Capital                                     12,000            338
PPL Corporation                                           21,200            444
Public Service Enterprise Group                           31,200            924
Reliant Energy                                            42,500            996
Sempra Energy                                             27,400            459
Southern                                                  96,200          2,092
Texas Utilities                                           39,000          1,158
Unicom                                                    30,400          1,110
Williams                                                  59,900          2,632
                                                                   ------------
                                                                         40,961
                                                                   ------------

TOTAL COMMON STOCKS
     (Cost $947,431)                                                  1,768,619
                                                                   ------------

U.S. TREASURY OBLIGATIONS -- 0.0%
U.S. Treasury Bill
     5.650%, 06/22/00 (A)                           $        550            543
                                                                   ------------

TOTAL U.S. TREASURY OBLIGATIONS
     (Cost $543)                                                            543
                                                                   ------------

EQUITY INDEX FUND (CONCLUDED)

DESCRIPTION                                                         VALUE (000)
-------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 99.9%
     (Cost $947,974)                                               $  1,769,162
                                                                   ------------
OTHER ASSETS AND LIABILITIES, NET -- 0.1% (B)                             2,522
                                                                   ------------

NET ASSETS:
Portfolio Capital -- Class A ($0.0001 par value --
     2 billion authorized) based on
     4,837,203 outstanding shares                                  $    108,915
Portfolio Capital -- Class B ($0.0001 par value --
     2 billion authorized) based on
     4,346,063 outstanding shares                                        96,442
Portfolio Capital -- Class C ($0.0001 par value --
     2 billion authorized) based on
     1,016,226 outstanding shares                                        27,072
Portfolio Capital -- Class Y ($0.0001 par value --
     2 billion authorized) based on
     51,074,690 outstanding shares                                      716,229
Undistributed net investment income                                         125
Accumulated net realized gain on investments                              1,699
Net unrealized appreciation of investments and open
     futures contracts                                                  821,202
                                                                   ------------
TOTAL NET ASSETS -- 100.0%                                         $  1,771,684
                                                                   ------------
Net asset value and redemption price per share -- Class A          $      28.94

Maximum sales charge of 5.25% (C)                                          1.60
                                                                   ------------
Offering price per share -- Class A                                $      30.54
                                                                   ------------
Net asset value and offering price per share -- Class B (D)        $      28.70
                                                                   ------------
Net asset value and redemption price per share -- Class C (E)      $      28.88

Maximum sales charge of 1.00% (F)                                          0.29
                                                                   ------------
Offering price per share -- Class C                                $      29.17
                                                                   ------------
Net asset value, offering price, and redemption
     price per share -- Class Y                                    $      28.93
                                                                   ------------
* Non-income producing security

(A) Security has been deposited as initial margin on open futures contracts. Yield shown is effective yield at date of purchase.

(B) Other assets and liabilities representing greater than five percent of total net assets include the following (000):

      Cash collateral received for securities on loan  $ 456,875
      Payable upon return of securities on loan        $(456,875)

(C) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.25%.

(D) Class B has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(E) Class C has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(F) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.

ADR--American Depositary Receipt
Cl--Class
FHLMC--Federal Home Loan Mortgage Corporation


The accompanying notes are an integral part of the financial statements.


                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000     11)

STATEMENTS OF NET ASSETS  MARCH 31, 2000 (UNAUDITED)

LARGE CAP GROWTH FUND

DESCRIPTION                                               SHARES    VALUE (000)
-------------------------------------------------------------------------------
COMMON STOCKS -- 98.1%
BASIC MATERIALS -- 1.3%
Ecolab                                                   478,605   $     17,559
                                                                   ------------
CAPITAL GOODS -- 3.5%
General Electric                                         228,240         35,420
Honeywell International                                  230,300         12,134
                                                                   ------------
                                                                         47,554
                                                                   ------------
COMMUNICATION SERVICES -- 11.0%
AT&T                                                     184,925         10,402
MCI WorldCom*                                            581,752         26,361
Nextel Communications, Cl A*                             319,000         47,292
Nokia, ADR                                               245,130         53,254
Vodafone, ADR                                            262,085         14,562
                                                                   ------------
                                                                        151,871
                                                                   ------------
CONSUMER CYCLICALS -- 9.6%
Best Buy*                                                396,600         34,108
Home Depot                                               355,297         22,917
Internet Capital Group*                                  125,808         11,362
Kohls*                                                   182,000         18,655
Omnicom Group                                            230,250         21,514
Wal-Mart Stores                                          440,980         24,474
                                                                   ------------
                                                                        133,030
                                                                   ------------
CONSUMER STAPLES -- 5.7%
Cox Communications*                                      658,650         31,944
MediaOne Group*                                          232,450         18,828
Walgreen                                               1,084,080         27,915
                                                                   ------------
                                                                         78,687
                                                                   ------------
ENERGY -- 2.9%
Exxon Mobil                                              178,517         13,891
Schlumberger                                             334,625         25,599
                                                                   ------------
                                                                         39,490
                                                                   ------------
FINANCIALS -- 7.9%
American Express                                         153,285         22,830
American International Group                             147,537         16,155
Bank of New York                                         342,990         14,255
Charles Schwab                                           271,500         15,425
Citigroup                                                209,300         12,414
Fannie Mae                                               218,685         12,342
Morgan Stanley Dean Witter                               182,900         14,918
                                                                   ------------
                                                                        108,339
                                                                   ------------
HEALTH CARE -- 13.7%
Affymetrix*                                               60,000          8,906
Amgen*                                                   218,790         13,428
Bristol-Myers Squibb                                     223,110         12,885
Genentech*                                                36,500          5,548
Guidant*                                                 493,345         29,015
Johnson & Johnson                                        274,455         19,229

LARGE CAP GROWTH FUND (CONTINUED)

DESCRIPTION                                               SHARES    VALUE (000)
-------------------------------------------------------------------------------
Medtronic                                                536,970   $     27,620
Merck                                                    430,190         26,726
Pfizer                                                   909,110         33,239
Schering Plough                                          338,160         12,427
                                                                   ------------
                                                                        189,023
                                                                   ------------
TECHNOLOGY -- 35.8%
America Online*                                          412,960         27,772
Applied Materials*                                        82,800          7,804
Automatic Data Processing                                232,500         11,218
BMC Software*                                            271,315         13,396
Broadcom Cl A*                                            71,900         17,463
Brocade Communications Systems*                          120,000         21,517
Cisco Systems*                                           875,428         67,682
Dell Computer*                                           351,600         18,964
eBay*                                                     82,800         14,573
EMC*                                                     316,780         39,597
IBM                                                       96,350         11,369
Intel                                                    362,290         47,800
JDS Uniphase                                              73,000          8,801
Lucent Technologies                                      234,997         14,276
Microsoft*                                               543,140         57,709
Motorola                                                 105,700         15,049
Oracle Systems*                                          595,400         46,478
Palm*                                                     23,500          1,055
PE Corp-PE Biosystems Group                               67,300          6,494
PMC-Sierra*                                               41,950          8,545
Sun Microsystems*                                        235,860         22,101
Tellabs*                                                 207,830         13,090
                                                                   ------------
                                                                        492,753
                                                                   ------------
TRANSPORTATION -- 2.2%
Southwest Airlines                                       741,772         15,438
United Parcel Service                                    234,900         14,799
                                                                   ------------
                                                                         30,237
                                                                   ------------
UTILITIES -- 4.5%
AES*                                                     178,725         14,075
Enron                                                    649,130         48,604
                                                                   ------------
                                                                         62,679
                                                                   ------------

TOTAL COMMON STOCKS
     (Cost $733,446)                                                  1,351,222
                                                                   ------------

RELATED PARTY MONEY MARKET FUND -- 1.5%
First American Prime Obligations Fund (A)             20,886,519         20,886
                                                                   ------------

TOTAL RELATED PARTY MONEY MARKET FUND
     (Cost $20,886)                                                      20,886
                                                                   ------------

TOTAL INVESTMENTS -- 99.6%
     (Cost $754,332)                                                  1,372,108
                                                                   ------------
OTHER ASSETS AND LIABILITIES, NET -- 0.4% (B)                             5,301
                                                                   ------------

The accompanying notes are an integral part of the financial statements.


(12     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000

LARGE CAP GROWTH FUND (CONCLUDED)

DESCRIPTION                                                         VALUE (000)
-------------------------------------------------------------------------------
NET ASSETS:
Portfolio Capital --  Class A ($0.0001 par value --
     2 billion authorized) based on
     9,425,520 outstanding shares                                  $     99,266
Portfolio Capital -- Class B ($0.0001 par value --
     2 billion authorized) based on
     1,532,262 outstanding shares                                        25,625
Portfolio Capital -- Class C ($0.0001 par value --
     2 billion authorized) based on
     145,637 outstanding shares                                           2,929
Portfolio Capital -- Class Y ($0.0001 par value --
     2 billion authorized) based on
     49,698,142 outstanding shares                                      541,095
Accumulated net investment loss                                          (1,153)
Accumulated net realized gain on investments                             91,871
Net unrealized appreciation of investments                              617,776
                                                                   ------------
TOTAL NET ASSETS -- 100.0%                                         $  1,377,409
                                                                   ------------
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE -- CLASS A          $      22.55

Maximum sales charge of 5.25% (C)                                          1.25
                                                                   ------------
OFFERING PRICE PER SHARE -- CLASS A                                $      23.80
                                                                   ------------
Net asset value and offering price per share -- Class B (D)        $      21.98
                                                                   ------------
Net asset value and redemption price per share -- Class C (E)      $      22.36

Maximum sales charge of 1.00% (F)                                          0.23
                                                                   ------------
Offering price per share -- Class C                                $      22.59
                                                                   ------------
Net asset value, offering price, and redemption
     price per share -- Class Y                                    $      22.70
                                                                   ------------
* Non-income producing security

(A) This money market fund is advised by U.S. Bank National Association who also serves as advisor for this fund. See also the notes to the financial statements.

(B) Other assets and liabilities representing greater than 5% of total net assets include the following (000):

      Cash collateral received for securities on loan   $406,747
      Payable upon return of securities on loan        $(406,747)

(C) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.25%.

(D) Class B has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(E) Class C has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(F) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.

ADR--American Depositary Receipt
CI--Class


                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000     13)

STATEMENTS OF NET ASSETS  MARCH 31, 2000 (UNAUDITED)

LARGE CAP VALUE FUND

DESCRIPTION                                               SHARES    VALUE (000)
-------------------------------------------------------------------------------
COMMON STOCKS -- 98.0%
BASIC MATERIALS -- 6.4%
Alcoa                                                    502,000   $     35,265
International Paper                                      548,100         23,431
Praxair                                                  898,700         37,408
                                                                   ------------
                                                                         96,104
                                                                   ------------
CAPITAL GOODS -- 5.1%
Honeywell International                                  815,400         42,961
Minnesota Mining & Manufacturing                         372,000         32,945
                                                                   ------------
                                                                         75,906
                                                                   ------------
COMMUNICATION SERVICES -- 8.5%
AT&T                                                     662,500         37,266
Bell Atlantic                                            677,212         41,395
MCI WorldCom*                                            461,500         20,912
SBC Communications                                       657,726         27,624
                                                                   ------------
                                                                        127,197
                                                                   ------------
CONSUMER CYCLICALS -- 6.1%
Federated Department Stores*                             915,800         38,235
Ford Motor                                               559,200         25,688
May Department Stores                                    987,650         28,148
                                                                   ------------
                                                                         92,071
                                                                   ------------
CONSUMER STAPLES -- 6.6%
General Mills                                          1,009,400         36,528
Kimberly Clark                                           816,600         45,730
McDonald's                                               423,300         15,900
                                                                   ------------
                                                                         98,158
                                                                   ------------
ENERGY -- 10.3%
Exxon Mobil                                              530,400         41,272
Halliburton                                              768,000         31,488
Royal Dutch Petroleum, ADR                               684,000         39,373
Texaco                                                   779,100         41,779
                                                                   ------------
                                                                        153,912
                                                                   ------------
FINANCIALS -- 30.0%
Allstate                                                 719,800         17,140
American Express                                         218,900         32,602
American International Group                             244,600         26,784
Associates First Capital                               1,275,800         27,350
Bank of America                                          424,900         22,281
Bank One                                                 471,500         16,208
Chase Manhattan                                          607,300         52,949
Cigna                                                    298,600         22,619
Citigroup                                                575,100         34,111
Fannie Mae                                               659,500         37,221
Firstar                                                  757,200         17,368
Fleet Boston Financial                                 1,139,001         41,574
Household International                                  758,500         28,302
Mellon Financial                                       1,074,900         31,710
Wells Fargo                                              981,600         40,184
                                                                   ------------
                                                                        448,403
                                                                   ------------

LARGE CAP GROWTH FUND (CONTINUED)

DESCRIPTION                                               SHARES    VALUE (000)
-------------------------------------------------------------------------------
HEALTH CARE -- 8.6%
American Home Products                                   606,200   $     32,507
Baxter International                                     642,000         40,245
Merck                                                    244,200         15,171
Pharmacia & Upjohn                                       688,900         40,817
                                                                   ------------
                                                                        128,740
                                                                   ------------
TECHNOLOGY -- 12.6%
Electronic Data Systems                                  538,400         34,559
First Data                                               804,800         35,612
IBM                                                      321,856         37,979
Intel                                                    324,800         42,853
Motorola                                                 263,600         37,530
                                                                   ------------
                                                                        188,533
                                                                   ------------
TRANSPORTATION -- 1.7%
Delta Air Lines                                          476,900         25,395
                                                                   ------------
UTILITIES -- 2.1%
Duke Power                                               609,300         31,988
                                                                   ------------

TOTAL COMMON STOCKS
     (Cost $1,273,804)                                                1,466,407
                                                                   ------------

RELATED PARTY MONEY MARKET FUND -- 2.1%
First American Prime Obligations Fund (A)             30,828,105         30,828
                                                                   ------------

TOTAL RELATED PARTY MONEY MARKET FUND
     (Cost $30,828)                                                      30,828
                                                                   ------------

TOTAL INVESTMENTS -- 100.1%
     (Cost $1,304,632)                                                1,497,235
                                                                   ------------
OTHER ASSETS AND LIABILITIES, NET -- (0.1%) (B)                          (1,549)
                                                                   ------------

The accompanying notes are an integral part of the financial statements.


(14     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000

LARGE CAP GROWTH FUND (CONCLUDED)

DESCRIPTION                                                         VALUE (000)
-------------------------------------------------------------------------------
NET ASSETS:
Portfolio Capital -- Class A ($0.0001 par value
     2 billion authorized) based on
     7,353,693 outstanding shares                                  $    124,037
Portfolio Capital -- Class B ($0.0001 par value --
     2 billion authorized) based on
     2,659,466 outstanding shares                                        60,372
Portfolio Capital -- Class C ($0.0001 par value --
     2 billion authorized) based on
     109,763 outstanding shares                                           2,541
Portfolio Capital -- Class Y ($0.0001 par value --
     2 billion authorized) based on
     60,954,522 outstanding shares                                    1,078,217
Undistributed net investment income                                         359
Accumulated net realized gain on investments                             37,557
Net unrealized appreciation of investments                              192,603
                                                                   ------------
NET ASSETS -- 100.0%                                               $  1,495,686
                                                                   ------------
Net asset value and redemption price per share -- Class A          $      21.01

Maximum sales charge of 5.25% (C)                                          1.16
                                                                   ------------
Offering price per share -- Class A                                $      22.17
                                                                   ------------
Net asset value and offering price per share -- Class B (D)        $      20.73
                                                                   ------------
Net asset value and redemption price per share -- Class C (E)      $      20.95

Maximum sales charge of 1.00% (F)                                          0.21
                                                                   ------------
Offering price per share -- Class C                                $      21.16
                                                                   ------------
Net asset value, offering price, and redemption
     price per share -- Class Y                                    $      21.06
                                                                   ------------
* Non-income producing security

(A) This money market fund is advised by U.S Bank National Association who also serves as advisor for this fund. See also the notes to the financial statements.

(B) Other assets and liabilities representing greater than five percent of total net assets include the following (000):

      Cash collateral received for securities on loan   $240,127
      Payable upon return of securities on loan        $(240,127)

(C) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.25%.

(D) Class B has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(E) Class C has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(F) The offering price is calcluated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.

ADR--American Depositary Receipt


                           FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000       15)

STATEMENTS OF OPERATIONS for the six months ended March 31, 2000 (unaudited) in thousands

                                                            BALANCED       EQUITY INCOME        EQUITY INDEX
                                                                FUND                FUND                FUND
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                    $     14+          $     520+           $    597+
Dividends                                                      8,787               4,321               9,387
-------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                        8,801               4,841               9,984
=============================================================================================================
EXPENSES:
Investment advisory fees                                       1,557               1,261               5,596
Less: Waiver of investment advisory fees                        (286)               (244)             (4,324)
Administrator fees                                               242                 196                 870
Transfer agent fees                                              155                  44                 240
Custodian fees                                                    67                  54                 240
Directors' fees                                                    4                   3                  16
Registration fees                                                 15                  11                  57
Professional fees                                                  4                   4                  16
Printing                                                          15                  13                  56
Distribution fees - Class A                                       81                  25                 159
Distribution fees - Class B                                      290                  56                 567
Distribution fees - Class C                                        7                  11                 119
Other                                                              9                   9                  34
-------------------------------------------------------------------------------------------------------------
TOTAL NET EXPENSES                                             2,160               1,443               3,646
=============================================================================================================
Investment income (loss) - net                                 6,641               3,398               6,338
-------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAINS
ON INVESTMENTS - NET:
Net realized gain on investments                               3,764              23,731               2,182
Net realized gain on futures contracts                            --                  --                 911
Net change in unrealized appreciation/depreciation
 of investments                                                  229             (17,009)            236,036
-------------------------------------------------------------------------------------------------------------
NET GAIN ON INVESTMENTS                                        3,993               6,722             239,129
=============================================================================================================
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS                                  $ 10,634           $  10,120            $245,467
=============================================================================================================

+Includes income from securities lending program. See the Notes to the Financial
 Statements for additional information.

The accompanying notes are an integral part of the financial statements.


(16     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000


   LARGE CAP        LARGE CAP
 GROWTH FUND       VALUE FUND
------------------------------

    $    914+        $  1,159+
       3,125           12,123
------------------------------
       4,039           13,282
==============================

       4,166            5,195
        (519)            (805)
         647              808
         154              358
         179              223
          12               14
          42               45
          12               15
          42               52
         238              208
         131              296
          10                9
          29               37
------------------------------
       5,143            6,455
==============================
      (1,104)           6,827
------------------------------


      95,462           38,991
          --               --

     232,991            6,926
------------------------------
     328,453           45,917
==============================

    $327,349         $ 52,744
==============================


                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000     17)

STATEMENTS OF CHANGES IN NET ASSETS in thousands

                                                                       BALANCED                    EQUITY                    EQUITY
                                                                           FUND               INCOME FUND                INDEX FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                           10/1/99      10/1/98      10/1/99      10/1/98      10/1/99      10/1/98
                                                                to           to           to           to           to           to
                                                           3/31/00      9/30/99      3/31/00      9/30/99      3/31/00      9/30/99
------------------------------------------------------------------------------------------------------------------------------------
                                                       (unaudited)               (unaudited)               (unaudited)
OPERATIONS:
Investment income (loss) - net                          $    6,641   $   15,560   $    3,398   $    9,432   $    6,338   $   14,804
Net realized gain on investments                             3,764       51,628       23,731       26,002        2,182       30,503
Net realized gain on futures contracts                          --           --           --           --          911       10,534
Net change in unrealized appreciation/depreciation
 of investments                                                229       (1,078)     (17,009)       2,697      236,036      256,876
Net change in unrealized appreciation/depreciation
 of futures contracts                                           --           --           --           --           --           68
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations        10,634       66,110       10,120       38,131      245,467      312,785
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
  Class A                                                     (940)      (2,106)        (174)        (334)        (419)        (758)
  Class B                                                     (639)      (1,271)         (62)        (162)         (36)        (193)
  Class C                                                      (16)          (9)         (12)          (9)         (10)         (16)
  Class Y                                                   (5,067)     (12,245)      (3,201)      (9,143)      (6,068)     (13,914)
Net realized gain on investments:
  Class A                                                   (6,336)      (8,756)      (1,376)        (662)      (3,056)      (1,099)
  Class B                                                   (5,610)      (6,690)        (762)        (506)      (2,748)        (996)
  Class C                                                     (139)          --         (129)          --         (520)          --
  Class Y                                                  (30,348)     (51,648)     (23,576)     (20,399)     (32,195)     (21,802)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                        (49,095)     (82,725)     (29,292)     (31,215)     (45,052)     (38,778)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS(1):
Class A
  Proceeds from sales                                        3,688       14,035        3,885       12,345       30,485       73,519
  Reinvestment of distributions                              7,181       10,398        1,178          748        3,355        1,766
  Payments for redemptions                                 (14,568)     (30,490)      (3,481)      (4,820)     (20,126)     (22,600)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class A
 transactions                                               (3,699)      (6,057)       1,582        8,273       13,714       52,685
------------------------------------------------------------------------------------------------------------------------------------
Class B
  Proceeds from sales                                        2,357        7,363        1,299        3,746       20,651       51,649
  Reinvestment of distributions                              6,137        7,765          782          628        2,721        1,165
  Payments for redemptions                                 (10,337)     (11,704)      (1,998)      (2,006)     (11,585)      (8,302)
------------------------------------------------------------------------------------------------------------------------------------
Decrease (increase) in net assets from Class B
 transactions                                               (1,843)       3,424           83        2,368       11,787       44,512
------------------------------------------------------------------------------------------------------------------------------------
Class C
  Proceeds from sales                                          371        1,431          990        1,825       12,418       18,007
  Reinvestment of distributions                                154            9          136            8          554           15
  Payment for redemptions                                     (319)          (1)        (257)         (11)      (3,311)        (611)
------------------------------------------------------------------------------------------------------------------------------------
Increase in net assets from Class C transactions               206        1,439          869        1,822        9,661       17,411
------------------------------------------------------------------------------------------------------------------------------------
Class Y
  Proceeds from sales                                       55,464       96,438       23,732       58,353      333,643      451,693
  Shares issued in connection with the acquisition
   of Piper Common Trust Fund Assets                            --           --           --           --           --           --
  Shares issued in connection with the acquisition of
   Santa Monica Common Trust Fund Assets                        --           --           --           --           --           --
  Reinvestment of distributions                             33,886       60,180        3,474        3,371       32,834       32,110
  Payments for redemptions                                (131,646)    (249,834)     (69,170)     (77,863)    (262,796)    (526,652)
------------------------------------------------------------------------------------------------------------------------------------
Decrease (increase) in net assets from Class Y
 transactions                                              (42,296)     (93,216)     (41,964)     (16,139)     103,681      (42,849)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
 transactions                                              (47,632)     (94,410)     (39,430)      (3,676)     138,843       71,759
------------------------------------------------------------------------------------------------------------------------------------
Total decrease (increase) in net assets                    (86,093)    (111,025)     (58,602)       3,240      339,258      345,766
NET ASSETS AT BEGINNING OF PERIOD                          481,993      593,018      382,416      379,176    1,432,426    1,086,660
====================================================================================================================================
NET ASSETS AT END OF PERIOD (2)                         $  395,900   $  481,993   $  323,814   $  382,416   $1,771,684   $1,432,426
====================================================================================================================================

The accompanying notes are an integral part of the financial statements.


(18     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000

              LARGE CAP                 LARGE CAP
            GROWTH FUND                VALUE FUND
--------------------------------------------------
   10/1/99      10/1/98      10/1/99      10/1/98
        to           to           to           to
   3/31/00      9/30/99      3/31/00      9/30/99
--------------------------------------------------
(unaudited)               (unaudited)

$   (1,104)  $    1,357   $    6,827   $   16,531
    95,462      156,209       38,991      207,906
        --           --           --           --

   232,991      129,481        6,926       93,721

        --           --           --           --
--------------------------------------------------
   327,349      287,047       52,744      318,158
--------------------------------------------------


        --         (282)        (567)      (1,621)
        --           --          (47)        (186)
        --           --           (2)          (1)
       (49)      (2,625)      (5,852)     (15,248)

   (25,025)     (16,050)     (20,882)     (27,729)
    (3,205)      (1,316)      (7,299)      (9,199)
      (192)          --         (187)          --    (1)See note 4 in the notes to
  (130,098)     (77,627)    (156,215)    (202,092)      the financial statements for
--------------------------------------------------      additional information.
  (158,569)     (97,900)    (191,051)    (256,076)   (2)Includes undistributed net
--------------------------------------------------      investment income (000) of
                                                        $274 and $295 for Balanced
                                                        Fund, $147 and $198 for
    21,716       54,798       13,429       31,078       Equity Income Fund, $125 and
    23,078       15,252       19,876       24,964       $320 for Equity Index Fund,
   (26,961)     (74,400)     (38,109)     (56,697)      net investment loss of
--------------------------------------------------      $(1,153) and $0 for Large
                                                        Cap Growth Fund, and $359
    17,833       (4,350)      (4,804)        (655)      and $0 for Large Cap Value
--------------------------------------------------      Fund, at March 31, 2000, and
                                                        September 30, 1999,
    10,140        6,268        2,881        5,587       respectively.
     3,127        1,295        7,240        9,240
    (2,328)      (2,449)     (10,290)     (11,602)
--------------------------------------------------

    10,939        5,114         (169)       3,225
--------------------------------------------------

     1,972          988          972        1,504
       192           --          183            1
      (203)         (19)        (112)          (7)
--------------------------------------------------
     1,961          969        1,043        1,498
--------------------------------------------------

   170,378      177,975      255,945      298,298

        --        9,808           --           --

    10,581           --           --           --
    43,249       21,807       97,335      121,404
   (89,257)    (189,793)    (298,924)    (382,918)
--------------------------------------------------

   134,951       19,797       54,356       36,784
--------------------------------------------------

   165,684       21,530       50,426       40,852
--------------------------------------------------
   334,464      210,677      (87,881)     102,934
 1,042,945      832,268    1,583,567    1,480,633
==================================================
$1,377,409   $1,042,945   $1,495,686   $1,583,567
==================================================


                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000     19)

FINANCIAL HIGHLIGHTS For a share outstanding throughout the periods ended September 30, unless otherwise indicated

                                                  REALIZED AND
                         NET ASSET                  UNREALIZED     DIVIDENDS
                             VALUE          NET       GAINS OR      FROM NET   DISTRIBUTIONS
                         BEGINNING   INVESTMENT    (LOSSES) ON    INVESTMENT            FROM
                         OF PERIOD       INCOME    INVESTMENTS        INCOME   CAPITAL GAINS
---------------------------------------------------------------------------------------------
BALANCED FUND
Class A
 2000* (unaudited)       $  13.46      $  0.18        $  0.21       $ (0.18)       $ (1.25)
 1999                       13.98         0.38           1.07         (0.38)         (1.59)
 1998                       15.41         0.40          (0.30)        (0.41)         (1.12)
 1997                       13.14         0.39           2.85         (0.39)         (0.58)
 1996                       12.12         0.39           1.43         (0.39)         (0.41)
 1995                       10.54         0.38           1.72         (0.37)         (0.15)
Class B
 2000* (unaudited)       $  13.40      $  0.14        $  0.20       $ (0.14)       $ (1.25)
 1999                       13.93         0.28           1.06         (0.28)         (1.59)
 1998                       15.36         0.30          (0.31)        (0.30)         (1.12)
 1997                       13.10         0.29           2.84         (0.29)         (0.58)
 1996                       12.09         0.31           1.42         (0.31)         (0.41)
 1995                       10.53         0.29           1.71         (0.29)         (0.15)
Class C
 2000* (unaudited)       $  13.45      $  0.15        $  0.20       $ (0.14)       $ (1.25)
 1999(1)                    13.69      $  0.23          (0.25)        (0.22)            --
Class Y
 2000* (unaudited)       $  13.50      $  0.20        $  0.21       $ (0.20)       $ (1.25)
 1999                       14.01         0.41           1.08         (0.41)         (1.59)
 1998                       15.43         0.44          (0.30)        (0.44)         (1.12)
 1997                       13.15         0.42           2.86         (0.42)         (0.58)
 1996                       12.13         0.42           1.43         (0.42)         (0.41)
 1995                       10.54         0.40           1.73         (0.39)         (0.15)
---------------------------------------------------------------------------------------------
EQUITY INCOME FUND
Class A
 2000* (unaudited)       $  15.94      $  0.19        $  0.27       $ (0.14)       $ (1.10)
 1999                       15.70         0.36           1.15         (0.37)         (0.90)
 1998                       15.69         0.41           0.86         (0.41)         (0.85)
 1997                       12.65         0.40           3.40         (0.41)         (0.35)
 1996                       11.24         0.39           1.42         (0.39)         (0.01)
 1995                        9.89         0.41           1.33         (0.39)            --
Class B
 2000* (unaudited)       $  15.90      $  0.12        $  0.28       $ (0.09)       $ (1.10)
 1999                       15.65         0.24           1.16         (0.25)         (0.90)
 1998                       15.62         0.30           0.87         (0.29)         (0.85)
 1997                       12.61         0.29           3.37         (0.30)         (0.35)
 1996                       11.20         0.31           1.42         (0.31)         (0.01)
 1995                        9.88         0.33           1.32         (0.33)            --
Class C
 2000* (unaudited)       $  15.93      $  0.13        $  0.27       $ (0.09)       $ (1.10)
 1999(1)                    16.62         0.21          (0.70)        (0.20)            --
Class Y
 2000* (unaudited)       $  16.00      $  0.20        $  0.27       $ (0.15)       $ (1.10)
 1999                       15.74         0.40           1.17         (0.41)         (0.90)
 1998                       15.70         0.46           0.88         (0.45)         (0.85)
 1997                       12.66         0.43           3.40         (0.44)         (0.35)
 1996                       11.24         0.42           1.43         (0.42)         (0.01)
 1995                        9.89         0.41           1.35         (0.41)            --
---------------------------------------------------------------------------------------------
EQUITY INDEX FUND
Class A
 2000* (unaudited)       $  25.52      $  0.09        $  4.10       $ (0.09)       $ (0.68)
 1999                       20.61         0.21           5.36         (0.22)         (0.44)
 1998                       20.76         0.24           1.39         (0.24)         (1.54)
 1997                       15.49         0.12           5.70         (0.12)         (0.43)
 1996                       13.35         0.27           2.32         (0.27)         (0.18)
 1995                       10.68         0.25           2.76         (0.25)         (0.09)
Class B
 2000* (unaudited)       $  25.34      $  0.01        $  4.04       $ (0.01)       $ (0.68)
 1999                       20.49         0.05           5.30         (0.06)         (0.44)
 1998                       20.67         0.09           1.36         (0.09)         (1.54)
 1997                       15.43         0.12           5.67         (0.12)         (0.43)
 1996                       13.30         0.17           2.31         (0.17)         (0.18)
 1995                       10.66         0.23           2.68         (0.18)         (0.09)
Class C
 2000* (unaudited)       $  25.48      $  0.01        $  4.08       $ (0.01)       $ (0.68)
 1999(1)                    25.35         0.06           0.13         (0.06)            --
Class Y
 2000* (unaudited)       $  25.51      $  0.12        $  4.10       $ (0.12)       $ (0.68)
 1999                       20.60         0.28           5.35         (0.28)         (0.44)
 1998                       20.74         0.29           1.40         (0.29)         (1.54)
 1997                       15.47         0.29           5.70         (0.29)         (0.43)
 1996                       13.34         0.31           2.31         (0.31)         (0.18)
 1995                       10.67         0.28           2.75         (0.27)         (0.09)
---------------------------------------------------------------------------------------------

   +Returns are for the period indicated and have not been annualized.
   *For the six month period ended March 31, 2000. All ratios for the period have been annualized.
(A) Excluding sales charges.
(1) Class C shares have been offered since February 1, 1999. All ratios for the period have been annualized.

The accompanying notes are an integral part of the financial statements.


(20     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000

                                                                              RATIO OF       RATIO OF NET
                                                           RATIO OF NET    EXPENSES TO  INVESTMENT INCOME
   NET ASSET                                   RATIO OF      INVESTMENT        AVERAGE         TO AVERAGE
       VALUE                    NET ASSETS  EXPENSES TO       INCOME TO     NET ASSETS         NET ASSETS   PORTFOLIO
      END OF         TOTAL          END OF      AVERAGE         AVERAGE     (EXCLUDING         (EXCLUDING    TURNOVER
      PERIOD    RETURN (A)    PERIOD (000)   NET ASSETS      NET ASSETS       WAIVERS)           WAIVERS)        RATE
----------------------------------------------------------------------------------------------------------------------


   $  12.42          2.79%+    $   60,424         1.05%           2.90%          1.18%             2.77%          27%
      13.46         10.75          69,753         1.05            2.69           1.16              2.58           77
      13.98          0.72          78,269         1.05            2.82           1.15              2.72          103
      15.41         25.80          32,309         1.05            2.74           1.13              2.66           84
      13.14         15.61          20,927         1.05            3.05           1.14              2.96           73
      12.12         20.57          15,288         0.99            3.41           1.19              3.21           77

   $  12.35          2.33%+    $   53,757         1.80%           2.16%          1.93%             2.03%          27%
      13.40          9.94          60,623         1.80            1.94           1.91              1.83           77
      13.93         (0.02)         59,323         1.80            2.02           1.90              1.92          103
      15.36         24.93          43,707         1.80            1.99           1.88              1.91           84
      13.10         14.78          15,542         1.80            2.32           1.89              2.23           73
      12.09         19.58           3,120         1.79            2.60           1.94              2.45           77

   $  12.41          2.40%+    $    1,476         1.80%           2.15%          1.93%             2.02%          27%
      13.45         (0.21)+         1,388         1.81            2.05           1.91              1.95           77

   $  12.46          2.91%+    $  280,243         0.80%           3.15%          0.93%             3.02%          27%
      13.50         11.07         350,229         0.80            2.93           0.91              2.82           77
      14.01          1.03         455,426         0.80            3.01           0.90              2.91          103
      15.43         26.17         418,087         0.80            2.99           0.88              2.91           84
      13.15         15.89         332,786         0.80            3.31           0.89              3.22           73
      12.13         20.89         192,145         0.79            3.61           0.94              3.46           77
----------------------------------------------------------------------------------------------------------------------


   $  15.16          2.46%+    $   19,498         1.00%           2.33%          1.13%             2.20%          21%
      15.94          9.74          18,970         1.00            2.01           1.13              1.88           35
      15.70          8.38          11,018         1.00            2.58           1.12              2.46           14
      15.69         31.16           7,276         1.00            2.96           1.17              2.79           39
      12.65         16.41           2,581         1.00            3.25           1.20              3.05           23
      11.24         18.06           1,995         0.92            3.91           1.31              3.52           23

   $  15.11          2.07%+    $   10,415         1.75%           1.59%          1.88%             1.46%          21%
      15.90          9.10          10,971         1.75            1.34           1.88              1.21           35
      15.65          7.77           8,570         1.75            1.81           1.87              1.69           14
      15.62         30.06           6,619         1.75            2.19           1.92              2.02           39
      12.61         15.66           3,770         1.75            2.49           1.95              2.29           23
      11.20         17.10           1,233         1.75            3.05           2.06              2.74           23

   $  15.14          2.08%+    $    2,454         1.75%           1.50%          1.89%             1.36%          21%
      15.93         (3.02)+         1,700         1.76            0.65           1.88              0.53           35

   $  15.22          2.57%+    $  291,447         0.75%           2.64%          0.88%             2.51%          21%
      16.00         10.10         350,775         0.75            2.38           0.88              2.25           35
      15.74          8.85         359,588         0.75            2.81           0.87              2.69           14
      15.70         31.45         369,919         0.75            3.12           0.92              2.95           39
      12.66         16.79          64,590         0.75            3.50           0.95              3.30           23
      11.24         18.24          52,126         0.75            4.11           1.06              3.80           23
----------------------------------------------------------------------------------------------------------------------


   $  28.94         16.59%+    $  140,010         0.60%           0.65%          1.14%             0.11%          10%
      25.52         27.30         110,439         0.60            0.85           1.14              0.31            7
      20.61          8.50          46,010         0.60            1.11           1.13              0.58           14
      20.76         39.47          15,977         0.60            1.36           1.13              0.83            8
      15.49         19.75           6,221         0.60            1.87           1.15              1.32           10
      13.35         28.90           2,140         0.57            2.16           1.20              1.53            9

   $  28.70         16.12%+    $  124,742         1.35%          (0.10)%         1.89%            (0.64)%         10%
      25.34         26.38          99,054         1.35            0.10           1.89             (0.44)           7
      20.49          7.66          44,122         1.35            0.37           1.88             (0.16)          14
      20.67         38.45          23,733         1.35            0.61           1.88              0.08            8
      15.43         18.95           8,252         1.35            1.11           1.90              0.56           10
      13.30         27.87           1,197         1.35            1.34           1.95              0.74            9

   $  28.88         16.20%+    $   29,347         1.35%          (0.09)%         1.89%            (0.63)%         10%
      25.48          0.76+         16,861         1.35            0.07           1.89             (0.47)           7

   $  28.93         16.74%+    $1,477,585         0.35%           0.90%          0.89%             0.36%          10%
      25.51         27.61       1,206,072         0.35            1.11           0.89              0.57            7
      20.60          8.82         996,528         0.35            1.36           0.88              0.83           14
      20.74         39.85         557,258         0.35            1.62           0.88              1.09            8
      15.47         19.98         348,539         0.35            2.14           0.90              1.59           10
      13.34         29.17         218,932         0.35            2.41           0.95              1.81            9
----------------------------------------------------------------------------------------------------------------------


                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000     21)

FINANCIAL HIGHLIGHTS For a share outstanding throughout the periods ended September 30, unless otherwise indicated

                                                     REALIZED AND
                        NET ASSET                      UNREALIZED     DIVIDENDS
                            VALUE              NET       GAINS OR      FROM NET   DISTRIBUTIONS
                        BEGINNING       INVESTMENT    (LOSSES) ON    INVESTMENT            FROM
                        OF PERIOD    INCOME (LOSS)    INVESTMENTS        INCOME   CAPITAL GAINS
------------------------------------------------------------------------------------------------
LARGE CAP GROWTH FUND
Class A
 2000* (unaudited)       $  19.75        $ (0.04)        $  5.82       $    --        $ (2.98)
 1999                       16.25           0.02            5.39         (0.03)         (1.88)
 1998                       17.63           0.09           (0.02)        (0.09)         (1.36)
 1997                       13.63           0.09            4.28         (0.10)         (0.27)
 1996                       11.75           0.15            1.88         (0.15)            --
 1995                        9.09           0.15            2.66         (0.15)            --
Class B
 2000* (unaudited)       $  19.38        $ (0.17)        $  5.75       $    --        $ (2.98)
 1999                       16.06           0.07            5.13            --          (1.88)
 1998                       17.47           0.03           (0.05)        (0.03)         (1.36)
 1997                       13.57           0.01            4.18         (0.02)         (0.27)
 1996                       11.73           0.08            1.84         (0.08)            --
 1995                        9.09           0.09            2.65         (0.10)            --
Class C
 2000* (unaudited)       $  19.67        $ (0.09)        $  5.76       $    --        $ (2.98)
 1999(1)                    18.56           0.01            1.11         (0.01)            --
Class Y
 2000* (unaudited)       $  19.84        $  0.01         $  5.83       $    --        $ (2.98)
 1999                       16.30           0.02            5.46         (0.06)         (1.88)
 1998                       17.64           0.13            0.02         (0.13)         (1.36)
 1997                       13.66           0.12            4.26         (0.13)         (0.27)
 1996                       11.78           0.18            1.88         (0.18)            --
 1995                        9.10           0.17            2.67         (0.16)            --
------------------------------------------------------------------------------------------------
LARGE CAP VALUE FUND
Class A
 2000* (unaudited)       $  23.12        $  0.07         $  0.64       $ (0.07)       $ (2.75)
 1999                       22.39           0.19            4.44         (0.20)         (3.70)
 1998                       28.74           0.29           (2.59)        (0.29)         (3.76)
 1997                       22.59           0.33            7.90         (0.32)         (1.76)
 1996                       19.57           0.36            4.07         (0.36)         (1.05)
 1995                       16.51           0.33            3.64         (0.32)         (0.59)
Class B
 2000* (unaudited)       $  22.87        $  0.02         $  0.61       $ (0.02)       $ (2.75)
 1999                       22.21           0.07            4.36         (0.07)         (3.70)
 1998                       28.55           0.13           (2.58)        (0.13)         (3.76)
 1997                       22.50           0.18            7.81         (0.18)         (1.76)
 1996                       19.49           0.22            4.06         (0.22)         (1.05)
 1995                       16.49           0.26            3.55         (0.22)         (0.59)
Class C
 2000* (unaudited)       $  23.09        $  0.02         $  0.61       $ (0.02)       $ (2.75)
 1999(1)                    22.79           0.08            0.30         (0.08)            --
Class Y
 2000* (unaudited)       $  23.17        $  0.11         $  0.63       $ (0.10)       $ (2.75)
 1999                       22.42           0.25            4.46         (0.26)         (3.70)
 1998                       28.75           0.35           (2.57)        (0.35)         (3.76)
 1997                       22.60           0.39            7.90         (0.38)         (1.76)
 1996                       19.56           0.42            4.09         (0.42)         (1.05)
 1995                       16.50           0.36            3.64         (0.35)         (0.59)
------------------------------------------------------------------------------------------------

   +Returns are for the period indicated and have not been annualized.
   *For the six month period ended March 31, 2000. All ratios for the period have been annualized.
(A) Excluding sales charges.
(1) Class C shares have been offered since February 1, 1999. All ratios for the period have been annualized.


The accompanying notes are an integral part of the financial statements.

(22     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000

                                                                               RATIO OF       RATIO OF NET
                                                             RATIO OF NET   EXPENSES TO  INVESTMENT INCOME
   NET ASSET                                    RATIO OF       INVESTMENT       AVERAGE  (LOSS) TO AVERAGE
       VALUE                    NET ASSETS   EXPENSES TO    INCOME (LOSS)    NET ASSETS         NET ASSETS    PORTFOLIO
      END OF         TOTAL          END OF       AVERAGE       TO AVERAGE    (EXCLUDING         (EXCLUDING     TURNOVER
      PERIOD    RETURN (A)    PERIOD (000)    NET ASSETS       NET ASSETS      WAIVERS)           WAIVERS)         RATE
------------------------------------------------------------------------------------------------------------------------


   $  22.55         31.58%+    $  212,537         1.05%           (0.37)%         1.14%            (0.46)%          28%
      19.75         36.00         168,153         1.05            (0.05)          1.14             (0.14)           57
      16.25          0.61         140,948         1.05             0.56           1.11              0.50            38
      17.63         32.69          12,017         1.05             0.57           1.14              0.48            34
      13.63         17.38           5,318         1.04             1.13           1.17              1.00            21
      11.75         31.21           2,710         0.92             1.52           1.26              1.18            28

   $  21.98         31.11%+    $   33,676         1.80%           (1.12)%         1.89%            (1.21)%          28%
      19.38         34.99          19,011         1.80            (0.83)          1.89             (0.92)           57
      16.06          0.09          11,177         1.80            (0.20)          1.86             (0.26)           38
      17.47         31.42           9,487         1.80            (0.18)          1.89             (0.27)           34
      13.57         16.41           5,775         1.79             0.36           1.92              0.23            21
      11.73         30.29             819         1.75             0.58           2.01              0.32            28

   $  22.36         31.11%+    $    3,256         1.80%           (1.12)%         1.89%            (1.21)%          28%
      19.67          6.04+            962         1.80            (1.09)          1.89             (1.18)           57

   $  22.70         31.76%+    $1,127,940         0.80%           (0.12)%         0.89%            (0.21)%          28%
      19.84         36.36         854,819         0.80             0.20           0.89              0.11            57
      16.30          1.07         680,143         0.80             0.82           0.86              0.76            38
      17.64         32.75         681,151         0.80             0.77           0.89              0.68            34
      13.66         17.58         225,900         0.79             1.39           0.92              1.26            21
      11.78         31.57         132,854         0.75             1.69           1.01              1.43            28
-----------------------------------------------------------------------------------------------------------------------


   $  21.01          2.49%+    $  154,490         1.05%            0.74%          1.16%             0.63%           30%
      23.12         21.93         177,251         1.05             0.82           1.15              0.72            61
      22.39         (8.77)        170,529         1.05             1.21           1.13              1.13            74
      28.74         38.82          50,381         1.05             1.14           1.14              1.05            57
      22.59         23.90          22,965         1.05             1.64           1.13              1.56            40
      19.57         25.26          13,076         1.00             1.89           1.19              1.70            52

   $  20.73          2.10%+    $   55,125         1.80%           (0.11)%         1.91%            (0.22)%          30%
      22.87         21.07          61,711         1.80             0.07           1.90             (0.03)           61
      22.21         (9.37)         56,259         1.80             0.41           1.88              0.33            74
      28.55         37.71          53,420         1.80             0.39           1.89              0.30            57
      22.50         23.08          23,316         1.80             0.89           1.88              0.81            40
      19.49         24.20           7,051         1.79             1.10           1.94              0.95            52

   $  20.95          2.10%+    $    2,299         1.80%           (0.01)%         1.91%            (0.12)%          30%
      23.09          1.65+          1,398         1.80             0.00           1.90             (0.10)           61

   $  21.06          2.61%+    $1,283,772         0.80%            0.99%          0.91%             0.88%           30%
      23.17         22.28       1,343,207         0.80             1.07           0.90              0.97            61
      22.42         (8.47)      1,253,845         0.80             1.40           0.88              1.32            74
      28.75         39.13       1,095,262         0.80             1.39           0.89              1.30            57
      22.60         24.32         471,206         0.80             1.90           0.88              1.82            40
      19.56         25.50         312,559         0.79             2.10           0.94              1.95            52
-----------------------------------------------------------------------------------------------------------------------


                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000     23)

STATEMENTS OF NET ASSETS  MARCH 31, 2000 (UNAUDITED)

MID CAP GROWTH FUND

DESCRIPTION                                               SHARES    VALUE (000)
-------------------------------------------------------------------------------
COMMON STOCKS -- 95.9%
CAPITAL GOODS -- 3.5%
Flextronics International                                127,700   $      8,995
Mettler-Toledo International*                             40,300          1,650
Sanmina                                                  128,000          8,648
Symbol Technologies*                                      38,300          3,153
                                                                   ------------
                                                                         22,446
                                                                   ------------
COMMUNICATION SERVICES -- 4.0%
Allegiance Telecommunications*                            46,250          3,729
Broadwing                                                 67,700          2,518
Covad Communications Group*                               90,900          6,590
Net2phone*                                                29,200          1,726
NTL                                                       34,843          3,234
Time Warner Telecommunications, Cl A*                     96,700          7,688
                                                                   ------------
                                                                         25,485
                                                                   ------------
CONSUMER CYCLICALS -- 6.7%
Best Buy*                                                 59,500          5,117
Circuit City Stores                                       71,300          4,340
CMG Information Services*                                 54,700          6,198
Crown Castle International*                               91,000          3,447
Drugstore.com*                                           167,000          2,202
Harley-Davidson                                           58,400          4,635
Interpublic Group                                         53,000          2,504
Kohls*                                                    20,600          2,111
NCO Group*                                                76,900          2,456
Ross Stores                                               88,100          2,120
St Assembley Test Service, ADR*                           66,600          3,230
ValueVision International*                                62,700          2,594
Young & Rubicam                                           30,400          1,429
                                                                   ------------
                                                                         42,383
                                                                   ------------
CONSUMER STAPLES -- 4.3%
AMFM*                                                     82,700          5,138
Homegrocer.com*                                          123,600          1,282
Interim Services*                                        144,300          2,679
Metro Goldwyn Mayer*                                      98,800          2,513
Outback Steakhouse*                                       63,600          2,039
Robert Half International*                                88,600          4,203
TV Guide*                                                117,900          5,667
Univision Communications*                                 33,200          3,752
                                                                   ------------
                                                                         27,273
                                                                   ------------
ENERGY -- 9.0%
BJ Services*                                             118,800          8,776
Cooper Cameron*                                           88,200          5,898
Diamond Offshore Drilling                                139,200          5,559
Ensco International                                      136,600          4,935
Nabors Industries*                                       179,100          6,951
R&B Falcon*                                              317,600          6,253
Santa Fe International                                    44,100          1,632
Smith International*                                      58,800          4,557
Transocean Sedco Forex                                   134,600          6,907
Weatherford International*                               100,100          5,900
                                                                   ------------
                                                                         57,368
                                                                   ------------

MID CAP GROWTH FUND (CONTINUED)

DESCRIPTION                                               SHARES    VALUE (000)
-------------------------------------------------------------------------------
FINANCIALS -- 2.7%
A.G. Edwards & Sons                                       52,100   $      2,084
E*TRADE Group*                                           130,600          3,934
Frontline Capital*                                        35,600          1,566
TCF Financial                                            182,500          4,346
Waddell & Reed Financial, Cl A                           115,600          4,891
                                                                   ------------
                                                                         16,821
                                                                   ------------
HEALTH CARE -- 6.2%
Enzon*                                                    68,800          2,593
Forest Laboratories*                                      66,600          5,628
Immunex*                                                  41,700          2,645
MedImmune*                                                20,100          3,500
QLT Phototherapeutics                                     62,400          3,448
Quest Diagnostic*                                         84,100          3,343
Sepracor*                                                 37,800          2,752
Tenet Healthcare*                                        193,200          4,444
Teva Pharmaceutical Industries, ADR                      169,300          6,317
Viropharma*                                               41,400          2,538
Watson Pharmaceuticals*                                   51,800          2,056
                                                                   ------------
                                                                         39,264
                                                                   ------------
TECHNOLOGY -- 58.1%
724 Solutions*                                            26,600          3,312
Active Software*                                          55,300          3,518
ADC Telecommunications*                                  166,000          8,943
Altera*                                                   26,700          2,383
Analog Devices*                                          119,300          9,611
Applied Micro Circuits*                                   29,200          4,382
Appnet*                                                  120,300          5,654
Ariba*                                                    13,100          2,746
Art Technology*                                           33,700          2,214
Ask Jeeves*                                               51,400          3,142
Aspect Communications*                                    80,300          2,976
Atmel*                                                    90,600          4,677
BEA Systems*                                              98,900          7,257
Broadcom, Cl A*                                           45,900         11,148
Broadvision*                                              49,700          2,230
Brocade Communications Systems*                           16,000          2,869
Cabletron Systems*                                        35,600          1,043
Calpine*                                                  31,800          2,989
Celestica*                                               132,600          7,036
Chartered Semiconductor Manufacturing*                    91,900          8,662
Ciena*                                                    42,700          5,386
Citrix Systems*                                           79,200          5,247
Clarent*                                                  21,900          1,975
Commerce One*                                              9,400          1,403
Computer Sciences*                                        36,000          2,848
Comverse Technology*                                      35,100          6,634
Copper Mountain Networks*                                 48,800          3,999
Cree Research*                                            33,700          3,804
Digex*                                                    61,700          6,845
E-Tek Dynamics*                                           34,300          8,069
Efficient Networks*                                       19,200          2,990
Entrust Technologies*                                     32,700          2,782
Exodus Communications*                                    62,400          8,767
Extreme Networks*                                          8,800            695
I2 Technologies*                                          29,300          3,578
Infospace.com*                                             8,700          1,265
Intersil Holding*                                         63,800          3,298
ISS Group*                                                35,500          4,136

The accompanying notes are an integral part of the financial statements.


(24       FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000

DESCRIPTION                                               SHARES    VALUE (000)
-------------------------------------------------------------------------------
JDS Uniphase*                                            131,400   $     15,842
Kopin*                                                    25,500          1,753
KLA Tencor*                                               65,600          5,527
Kulicke & Soffa Industries*                               22,100          1,416
Liberate Technologies*                                    66,600          4,179
Maxim Integrated Products*                               150,000         10,659
Mercury Interactive*                                      84,500          6,697
Network Solutions*                                        64,500          9,914
Novell*                                                   65,600          1,878
PE Corp-PE Biosystems Group                               27,500          2,654
Paychex                                                  157,950          8,273
Peregrine Systems*                                       138,100          9,261
Psinet*                                                   35,200          1,197
Purchasepro.com*                                          17,700          1,283
QLogic*                                                   37,200          5,041
Quest Software*                                           14,800          1,669
Rational Software*                                        45,600          3,488
Razorfish*                                               147,400          4,053
Research In Motion*                                       54,200          5,772
RF Micro Devices*                                         44,800          6,020
S1*                                                       36,500          3,127
Safeguard Scientifics*                                    74,200          5,217
Sapient*                                                  57,500          4,823
Scientific-Atlanta                                       125,000          7,930
SDL*                                                      14,800          3,151
Selectica*                                                18,000          1,588
Sybase*                                                  284,800          5,785
Symantec*                                                 51,500          3,869
Teradyne*                                                 90,500          7,444
TSI International Software*                               16,800          1,395
Turnstone Systems*                                        14,100          1,621
USInternetworking*                                        97,650          3,784
Utstarcom*                                                45,600          3,560
Varian Semiconductor Equipment*                           54,700          3,480
Veritas Software*                                         66,550          8,718
VerticalNet*                                              19,300          2,625
Viant*                                                    87,900          2,945
Viasystems*                                              125,500          1,945
Vignette*                                                 42,300          6,779
Visual Networks*                                          33,900          1,924
Vitria Technology*                                         8,800            887
Waters*                                                   38,500          3,667
Xilinx*                                                   64,800          5,366
                                                                   ------------
                                                                        368,719
                                                                   ------------
UTILITIES -- 1.4%
Calpine*                                                  31,800          2,989
Kinder Morgan                                            165,800          5,720
                                                                   ------------
                                                                          8,709
                                                                   ------------

TOTAL COMMON STOCKS
     (Cost $407,394)                                                    608,468
                                                                   ------------

MID CAP GROWTH FUND (CONCLUDED)

DESCRIPTION                                               SHARES    VALUE (000)
-------------------------------------------------------------------------------
RELATED PARTY MONEY MARKET FUND -- 5.3%
First American Prime Obligations Fund (A)             33,831,731   $     33,832
                                                                   ------------

TOTAL RELATED PARTY MONEY MARKET FUND
     (Cost $33,832)                                                      33,832
                                                                   ------------

TOTAL INVESTMENTS -- 101.2%
     (Cost $441,226)                                                    642,300
                                                                   ------------
OTHER ASSETS AND LIABILITIES, NET -- (1.2%) (B)                          (7,828)
                                                                   ------------

NET ASSETS:
Portfolio Capital -- Class A ($0.0001 par value --
     2 billion authorized) based on
     14,806,451 outstanding shares                                       64,431
Portfolio Capital -- Class B ($0.0001 par value --
     2 billion authorized) based on
     140,976 outstanding shares                                           2,297
Portfolio Capital -- Class C ($0.0001 par value --
     2 billion authorized) based on
     120,000 outstanding shares                                           1,831
Portfolio Capital -- Class Y ($0.0001 par value --
     2 billion authorized) based on
     18,550,463 outstanding shares                                      224,134
Accumulated net investment loss                                          (1,621)
Accumulated net realized gain on investments                            142,326
Net unrealized appreciation of investments                              201,074
                                                                   ------------
TOTAL NET ASSETS -- 100.0%                                         $    634,472
                                                                   ------------
Net asset value and redemption price per share -- Class A          $      18.75

Maximum sales charge of 5.25% (C)                                          1.04
                                                                   ------------
Offering price per share -- Class A                                $      19.79
                                                                   ------------
Net asset value and offering price per share -- Class B (D)        $      18.46
                                                                   ------------
Net asset value and redemption price per share -- Class C (E)      $      18.55

Maximum sales charge of 1.00% (F)                                          0.19
                                                                   ------------
Offering price per share -- Class C                                $      18.74
                                                                   ------------
Net asset value, offering price, and redemption
     price per share -- Class Y                                    $      18.98
                                                                   ------------
* Non-income producing security

(A) This money market fund is advised by U.S. Bank National Association who also serves as advisor for this fund. See also the notes to the financial statements.

(B) Other assets and liabilities representing greater than five percent of total net assets include the following (000):

      Cash collateral received for securities on loan   $260,589
      Payable upon return of securities on loan        $(260,589)

(C) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.25%.

(D) Class B has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(E) Class C has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(F) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.

ADR--American Depositary Receipt
Cl--Class


                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000     25)

STATEMENTS OF NET ASSETS  MARCH 31, 2000 (UNAUDITED)

MID CAP VALUE FUND

DESCRIPTION                                               SHARES    VALUE (000)
-------------------------------------------------------------------------------
COMMON STOCKS -- 95.9%
BASIC MATERIALS -- 11.5%
Bemis                                                    121,800   $      4,491
Georgia Pacific                                           60,400          2,390
Millennium Chemicals                                     165,900          3,318
Nucor                                                     73,100          3,655
PPG Industries                                            92,000          4,813
Rohm & Haas                                              146,800          6,551
Southdown                                                108,300          6,390
Weyerhaeuser                                              41,900          2,388
                                                                   ------------
                                                                         33,996
                                                                   ------------
CAPITAL GOODS -- 7.7%
Deere                                                    100,300          3,811
Eaton                                                     38,800          3,027
General Dynamics                                          63,100          3,139
Kemet*                                                    60,100          3,801
Parker Hannifin                                           76,200          3,148
Republic Services, Cl A*                                 257,100          2,812
Textron                                                   47,900          2,916
                                                                   ------------
                                                                         22,654
                                                                   ------------
COMMUNICATION SERVICES -- 0.4%
United States Cellular*                                   17,300          1,228
                                                                   ------------
CONSUMER CYCLICALS -- 8.7%
Convergys*                                               106,900          4,129
Delphi Automotive Systems                                306,700          4,907
Federated Department Stores*                             112,900          4,714
Kmart*                                                   466,200          4,516
Masco                                                    210,200          4,309
Nike, Cl B                                                73,700          2,920
                                                                   ------------
                                                                         25,495
                                                                   ------------
CONSUMER STAPLES -- 8.1%
Adelphia Communications, Cl A*                            97,000          4,753
Cardinal Health                                          114,900          5,271
General Mills                                            131,700          4,766
Pepsi Bottling Group                                     259,000          5,180
Sysco                                                    108,000          3,854
                                                                   ------------
                                                                         23,824
                                                                   ------------
ENERGY -- 10.7%
Anadarko Petroleum                                       140,800          5,447
Apache                                                   108,900          5,418
Burlington Resources                                     125,900          4,658
Halliburton                                              129,300          5,301
Nabors Industries*                                        54,000          2,096
Santa Fe International                                   124,100          4,592
Transocean Sedco Forex                                    74,700          3,833
                                                                   ------------
                                                                         31,345
                                                                   ------------

MID CAP VALUE FUND (CONTINUED)

DESCRIPTION                                               SHARES    VALUE (000)
-------------------------------------------------------------------------------
FINANCIALS -- 18.7%
AMBAC                                                     53,100   $      2,675
Amsouth Bancorp                                          272,703          4,074
Associates First Capital                                 104,900          2,249
Charter One Financial                                    141,700          2,976
Chubb                                                     17,000          1,149
Firstar                                                  203,200          4,661
Franklin Resources                                       123,900          4,143
Golden West Financial                                    102,200          3,187
Heller Financial                                         179,300          4,146
John Hancock Financial Services*                         104,200          1,882
Lehman Brothers Holdings                                  52,600          5,102
Marshall & Ilsley                                         57,200          3,303
MGIC Investment                                           96,500          4,210
St. Paul Companies                                        39,200          1,338
U.S. Trust                                                13,500          2,552
UnionBanCal                                              162,500          4,479
Zions Bancorp                                             71,000          2,955
                                                                   ------------
                                                                         55,081
                                                                   ------------
HEALTH CARE -- 3.5%
Bausch & Lomb                                             67,000          3,497
Becton Dickinson                                         139,700          3,676
Wellpoint Health Networks*                                45,800          3,200
                                                                   ------------
                                                                         10,373
                                                                   ------------
TECHNOLOGY -- 16.1%
American Mobile Satellite*                                17,200            413
3Com*                                                     43,000          2,392
Cypress Semiconductor*                                    83,700          4,128
Fairchild Semiconductor, Cl A*                            95,400          3,482
Harris                                                   107,900          3,729
Intersil Holding*                                         23,900          1,235
J.D. Edwards & Company*                                  115,900          3,774
Legato Systems*                                           77,700          3,467
Micron Technology*                                        29,000          3,654
Parametric Technology*                                   196,900          4,147
SunGard Data Systems*                                    165,700          6,255
Sybase*                                                  142,000          2,884
Unisys*                                                   57,300          1,461
W.W. Grainger                                            116,000          6,293
                                                                   ------------
                                                                         47,314
                                                                   ------------
TRANSPORTATION -- 2.8%
CNF Transportation                                       119,300          3,311
Southwest Airlines                                       232,800          4,845
                                                                   ------------
                                                                          8,156
                                                                   ------------
UTILITIES -- 7.7%
El Paso Energy                                           120,700          4,873
Kinder Morgan                                            221,500          7,642
Pinnacle West Capital                                    190,100          5,359
Reliant Energy                                           198,700          4,657
                                                                   ------------
                                                                         22,531
                                                                   ------------

TOTAL COMMON STOCKS
     (Cost $260,998)                                                    281,997
                                                                   ------------

The accompanying notes are an integral part of the financial statements.


(26     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000

MID CAP VALUE FUND (CONCLUDED)

DESCRIPTION                                               SHARES    VALUE (000)
-------------------------------------------------------------------------------
RELATED PARTY MONEY MARKET FUND -- 2.9%
First American Prime Obligations Fund (A)              8,622,722          8,623
                                                                   ------------

TOTAL RELATED PARTY MONEY MARKET FUND
     (Cost $8,623)                                                        8,623
                                                                   ------------

TOTAL INVESTMENTS -- 98.8%
     (Cost $269,621)                                                    290,620
                                                                   ------------
OTHER ASSETS AND LIABILITIES, NET -- 1.2% (B)                             3,511
                                                                   ------------

NET ASSETS:
Portfolio Capital -- Class A ($0.0001 par value --
     2 billion authorized) based on
     1,056,001 outstanding shares                                  $     25,154
Portfolio Capital -- Class B ($0.0001 par value --
     2 billion authorized) based on
     1,011,461 outstanding shares                                        27,878
Portfolio Capital -- Class C ($0.0001 par value --
     2 billion authorized) based on
     41,095 outstanding shares                                              535
Portfolio Capital -- Class Y ($0.0001 par value --
     2 billion authorized) based on
     19,968,768 outstanding shares                                      390,619
Undistributed net investment income                                          47
Accumulated net realized loss on investments                           (171,101)
Net unrealized appreciation of investments                               20,999
                                                                   ------------
NET ASSETS -- 100.0%                                               $    294,131
                                                                   ------------
Net asset value and redemption price per share -- Class A          $      13.30
Maximum sales charge of 5.25% (C)                                          0.74
                                                                   ------------
Offering price per share -- Class A                                $      14.04
                                                                   ------------
Net asset value and offering price per share -- Class B (D)        $      13.00
                                                                   ------------
Net asset value and redemption price per share -- Class C (E)      $      13.26
Maximum sales charge of 1.00% (F)                                          0.13
                                                                   ------------
Offering price per share -- Class C                                $      13.39
                                                                   ------------
Net asset value, offering price, and redemption
     price per share -- Class Y                                    $      13.35
                                                                   ------------

* Non-income producing security

(A) This money market fund is advised by U.S. Bank National Association who also serves as advisor for this fund. See also the notes to the financial statements.

(B) Other assets and liabilities representing greater than five percent of total net assets include the following (000):

      Cash collateral received for securities on loan    $97,644
      Payable upon return of securities on loan         $(97,644)

(C) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.25%.

(D) Class B has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(E) Class C has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(F) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.

AMBAC--American Municipal Bond Assurance Corporation
Cl--Class


                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000     27)

STATEMENTS OF OPERATIONS for the six months ended March 31, 2000 (unaudited) in thousands

                                                                       MID CAP          MID CAP
                                                                   GROWTH FUND       VALUE FUND
------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                              $    826+       $     669+
Dividends                                                                  237            1,791
------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                  1,063            2,460
================================================================================================
EXPENSES:
Investment advisory fees                                                 1,855            1,050
Less: Waiver of investment advisory fees                                   (69)             (91)
Administrator fees                                                         288              163
Transfer agent fees                                                        175              150
Custodian fees                                                              80               45
Directors' fees                                                              5                3
Registration fees                                                           16                9
Professional fees                                                            6                3
Printing                                                                    18               11
Distribution fees - Class A                                                287               20
Distribution fees - Class B                                                  6               76
Distribution fees - Class C                                                  6                2
Other                                                                       11                8
------------------------------------------------------------------------------------------------
TOTAL NET EXPENSES                                                       2,684            1,449
================================================================================================
Investment income (loss) - net                                          (1,621)           1,011
------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAINS (LOSSES)
ON INVESTMENTS - NET:
Net realized gain (loss) on investments                                157,400          (73,584)
Net change in unrealized appreciation/depreciation of investments      124,628           55,928
------------------------------------------------------------------------------------------------
NET GAIN (LOSS) ON INVESTMENTS                                         282,028          (17,656)
================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS       $280,407        $ (16,645)
================================================================================================

+ Includes income from securities lending program. See the Notes to the Financial Statements for additional information.


The accompanying notes are an integral part of the financial statements.

(28     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000

STATEMENTS OF CHANGES IN NET ASSETS in thousands

                                                                      MID CAP                 MID CAP
                                                                  GROWTH FUND              VALUE FUND
------------------------------------------------------------------------------------------------------
                                                          10/1/99     10/1/98     10/1/99     10/1/98
                                                               to          to          to          to
                                                          3/31/00     9/30/99     3/31/00     9/30/99
------------------------------------------------------------------------------------------------------
                                                      (unaudited)             (unaudited)
OPERATIONS:
Investment income (loss) - net                          $  (1,621)  $  (1,307)  $   1,011   $   3,316
Net realized gain (loss) on investments                   157,400      68,544     (73,584)   (111,991)
Net realized loss on closing and expiration of options
 written and purchased                                         --          --          --      (6,875)
Net change in unrealized appreciation of investments      124,628      19,285      55,928     153,185
------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 operations                                               280,407      86,522     (16,645)     37,635
------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
  Class A                                                      --          --         (49)       (192)
  Class B                                                      --          --         (11)        (80)
  Class C                                                      --          --          --          --
  Class Y                                                      --          --      (1,098)     (3,277)
Net realized gain on investments:
  Class A                                                 (33,787)    (34,559)         --      (6,521)
  Class B                                                     (89)         (5)         --      (6,711)
  Class C                                                    (102)         --          --          --
  Class Y                                                 (43,422)    (14,259)         --     (74,784)
------------------------------------------------------------------------------------------------------
Total distributions                                       (77,400)    (48,823)     (1,158)    (91,565)  (1)See note 4 in the notes
------------------------------------------------------------------------------------------------------     to financial statements
CAPITAL SHARE TRANSACTIONS(1):                                                                             for additional
Class A                                                                                                    information.
  Proceeds from sales                                      26,066      10,245       5,148       8,828   (2)Includes undistributed
  Reinvestment of distributions                            33,367      33,572          48       6,578      net investment income
  Payments for redemptions                                (33,463)    (86,670)    (11,481)    (20,742)     (loss) (000) of: $(1,621)
------------------------------------------------------------------------------------------------------     and $0 for Mid Cap Growth
Increase (decrease) in net assets from Class A                                                             Fund and undistributed
 transactions                                              25,970     (42,853)     (6,285)     (5,336)     net investment income of
------------------------------------------------------------------------------------------------------     $47 and $194 for Mid Cap
Class B                                                                                                    Value Fund at March 31,
  Proceeds from sales                                       2,035         332         356       1,088      2000, and September 30,
  Reinvestment of distribution                                 89           5          11       6,626      1999, respectively.
  Payment for redemptions                                    (170)        (13)     (6,449)    (15,956)     *Includes redemptions as
------------------------------------------------------------------------------------------------------     a result of the
Increase (decrease) in net assets from Class B                                                             redemption in kind on
 transactions                                               1,954         324      (6,082)     (8,242)     October 8, 1998.
------------------------------------------------------------------------------------------------------
Class C
  Proceeds from sales                                       1,313         472         368         180
  Reinvestment of distributions                               102          --          --          --
  Payments for redemptions                                    (49)         (7)        (12)         (1)
------------------------------------------------------------------------------------------------------
Increase in net assets from Class C transactions            1,366         465         356         179
------------------------------------------------------------------------------------------------------
Class Y
  Proceeds from sales                                      90,144     218,099      69,329     165,084
  Reinvestment of distributions                            32,160      13,236         628      57,099
  Payments for redemptions                                (97,554)   (111,681)    (89,888)   (289,556)*
------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class Y
 transactions                                              24,750     119,654     (19,931)    (67,373)
------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
 transactions                                              54,040      77,590     (31,942)    (80,772)
------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                   257,047     115,289     (49,745)   (134,702)
NET ASSETS AT BEGINNING OF PERIOD                         377,425     262,136     343,876     478,578
======================================================================================================
NET ASSETS AT END OF PERIOD (2)                         $ 634,472   $ 377,425   $ 294,131   $ 343,876
======================================================================================================

The accompanying notes are an integral part of the financial statements.


FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000     29)

FINANCIAL HIGHLIGHTS For a share outstanding, throughout the periods ended September 30, unless otherwise indicated

                                                     REALIZED AND
                         NET ASSET                     UNREALIZED      DIVIDENDS
                             VALUE             NET       GAINS OR       FROM NET   DISTRIBUTIONS
                         BEGINNING      INVESTMENT    (LOSSES) ON     INVESTMENT            FROM
                         OF PERIOD   INCOME (LOSS)    INVESTMENTS         INCOME   CAPITAL GAINS
------------------------------------------------------------------------------------------------
MID CAP GROWTH FUND(1)
Class A
 2000* (unaudited)       $  12.87        $  0.01         $  8.54       $    --        $ (2.67)
 1999                       11.80          (0.07)           3.40            --          (2.26)
 1998                       15.25          (0.09)          (1.80)           --          (1.56)
 1997                       13.86          (0.08)           2.72            --          (1.25)
 1996                       12.97          (0.05)           2.18            --          (1.24)
 1995(2)                     9.63          (0.06)           3.40            --             --
Class B - FAIF
 2000* (unaudited)       $  12.75        $  0.02         $  8.36       $    --        $ (2.67)
 1999                       11.78          (0.10)           3.33            --          (2.26)
 1998(3)                    13.86          (0.01)          (2.07)           --             --
Class B - Piper
 1998(4)                 $  15.20        $ (0.09)        $  1.02       $    --        $ (1.56)
 1997(5)                    12.54          (0.10)           2.76            --             --
Class C
 2000* (unaudited)       $  12.80        $ (0.03)        $  8.45       $    --        $ (2.67)
 1999(6)                    12.43          (0.06)           0.43            --             --
Class Y
 2000* (unaudited)       $  12.99        $ (0.01)        $  8.67       $    --        $ (2.67)
 1999                       11.87          (0.03)           3.41            --          (2.26)
 1998                       15.29          (0.04)          (1.82)           --          (1.56)
 1997(5)                    12.54          (0.01)           2.76            --             --
------------------------------------------------------------------------------------------------
MID CAP VALUE FUND
Class A
 2000* (unaudited)       $  12.95        $  0.03         $  0.36       $ (0.04)       $    --
 1999                       15.04           0.10            1.26         (0.10)         (3.35)
 1998                       24.19           0.07           (6.41)        (0.07)         (2.74)
 1997                       20.41           0.11            6.98         (0.11)         (3.20)
 1996                       17.89           0.20            3.94         (0.20)         (1.42)
 1995                       17.30           0.35            1.60         (0.34)         (1.02)
Class B
 2000* (unaudited)       $  12.67        $  0.01         $  0.33       $ (0.01)       $    --
 1999                       14.80           0.04            1.22         (0.04)         (3.35)
 1998                       23.96          (0.01)          (6.41)           --          (2.74)
 1997                       20.31           0.02            6.85         (0.02)         (3.20)
 1996                       17.83           0.09            3.91         (0.10)         (1.42)
 1995                       17.29           0.29            1.51         (0.24)         (1.02)
Class C
 2000* (unaudited)       $  12.92        $  0.01         $  0.34       $ (0.01)       $    --
 1999(6)                    13.69           0.06           (0.78)        (0.05)            --
Class Y
 2000* (unaudited)       $  12.99        $  0.04         $  0.37       $ (0.05)       $    --
 1999                       15.05           0.12            1.30         (0.13)         (3.35)
 1998                       24.21           0.14           (6.43)        (0.13)         (2.74)
 1997                       20.43           0.16            6.98         (0.16)         (3.20)
 1996                       17.89           0.25            3.95         (0.24)         (1.42)
 1995                       17.30           0.38            1.61         (0.38)         (1.02)
------------------------------------------------------------------------------------------------

   +Returns are for the period indicated and have not been annualized.
   *For the six month period ended March 31, 2000. All ratios for the period have been annualized.
(A) Excluding sales charges.
(1) The financial highlights for the Mid Cap Growth Fund as set forth herein include the historical financial highlights of the Piper Emerging Growth Fund Class A shares and Class Y shares. The assets of the Piper Emerging Growth Fund were acquired by Mid Cap Growth Fund on August 7, 1998. In connection with such acquisition, (i) Class A shares of the Piper Emerging Growth Fund were exchanged for Class A shares of the Mid Cap Growth Fund,
    (ii) Class Y shares of the Piper Emerging Growth Fund were exchanged for Class Y shares of the Mid Cap Growth Fund. On August 7, 1998, the Fund's advisor changed from Piper Capital Management, Inc. to U.S. Bank N.A.
(2) Per share amounts have been adjusted to reflect the effect of the stock dividend declared on December 23, 1995.
(3) Class B shares for FAIF have been offered since August 7, 1998. All ratios for the period have been annualized.
(4) Effective April 28, 1998 all shareholders were exchanged into Class A. Class B share activity was discontinued. All ratios for the period have been annualized.
(5) Class B and Class Y shares have been offered since February 18, 1997. All ratios for the period have been annualized.
(6) Class C shares have been offered since February 1, 1999. All ratios for the period have been annualized.


The accompanying notes are an integral part of the financial statements.


(30     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000

                                                                                RATIO OF       RATIO OF NET
                                                            RATIO OF NET     EXPENSES TO  INVESTMENT INCOME
   NET ASSET                                   RATIO OF       INVESTMENT         AVERAGE  (LOSS) TO AVERAGE
       VALUE                   NET ASSETS   EXPENSES TO    INCOME (LOSS)      NET ASSETS         NET ASSETS    PORTFOLIO
      END OF         TOTAL         END OF       AVERAGE       TO AVERAGE      (EXCLUDING         (EXCLUDING     TURNOVER
      PERIOD    RETURN (A)   PERIOD (000)    NET ASSETS       NET ASSETS        WAIVERS)           WAIVERS)         RATE
-------------------------------------------------------------------------------------------------------------------------


   $  18.75         75.23%+     $277,557          1.14%           (0.74)%         1.17%            (0.77)%          113%
      12.87         31.69        165,072          1.14            (0.48)          1.19             (0.53)            94
      11.80        (13.05)       188,763          1.18            (0.60)          1.34             (0.76)            39
      15.25         21.04        274,799          1.23            (0.55)          1.39             (0.71)            51
      13.86         17.84        303,769          1.18            (0.41)          1.37             (0.60)            44
      12.97         34.68        252,632          1.24            (0.51)          1.42             (0.69)            33

   $  18.46         74.67%+     $  2,602          1.90%           (1.55)%         1.92%            (1.57)%          113%
      12.75         30.66            360          1.89            (1.26)          1.98             (1.35)            94
      11.78        (15.01)+           17          1.87            (1.12)          1.87             (1.12)            39

   $  14.57          7.77%+     $     --          1.85%           (1.33)%         1.85%            (1.33)%           29%
      15.20         21.21+         1,028          1.85            (1.16)          1.85             (1.16)            51

   $  18.55         74.53%+     $  2,226          1.90%           (1.53)%         1.92%            (1.55)%          113%
      12.80          3.06+           466          1.89             1.27           1.98              1.18             94

   $  18.98         75.41%+     $352,087          0.90%           (0.49)%         0.92%            (0.52)%          113%
      12.99         31.97        211,527          0.89            (0.25)          0.96             (0.32)            94
      11.87        (12.79)        73,356          0.87            (0.27)          0.87             (0.27)            39
      15.29         21.93+        59,393          0.87            (0.16)          0.87             (0.16)            51
-------------------------------------------------------------------------------------------------------------------------


   $  13.30          3.02%+     $ 14,038          1.15%            0.48%          1.21%             0.42%            85%
      12.95          8.03         20,148          1.15             0.63           1.18              0.60            121
      15.04        (28.83)        29,261          1.14             0.43           1.14              0.43            135
      24.19         39.93         35,207          1.14             0.58           1.15              0.57             82
      20.41         25.23         17,987          1.13             1.06           1.13              1.06            143
      17.89         12.63         11,609          1.09             2.08           1.20              1.97             72

   $  13.00          2.67%+     $ 13,153          1.90%           (0.26)%         1.96%            (0.32)%           85%
      12.67          7.38         19,072          1.90            (0.13)          1.93             (0.16)           121
      14.80        (29.40)        31,276          1.89            (0.31)          1.89             (0.31)           135
      23.96         38.81         36,649          1.90            (0.18)          1.90             (0.18)            82
      20.31         24.35         12,847          1.88             0.25           1.88              0.25            143
      17.83         11.64          4,847          1.88             1.22           1.95              1.15             72

   $  13.26          2.72%+     $    545          1.90%           (0.27)%         1.97%            (0.34)%           85%
      12.92         (5.25)+          164          1.90             0.29           1.93              0.26            121

   $  13.35          3.20%+     $266,395          0.90%            0.74%          0.96%             0.68%            85%
      12.99          8.47        304,492          0.90             0.89           0.93              0.86            121
      15.05        (28.65)       418,041          0.89             0.69           0.89              0.69            135
      24.21         40.25        509,308          0.89             0.82           0.90              0.81             82
      20.43         25.61        247,828          0.88             1.35           0.88              1.35            143
      17.89         12.84        201,786          0.88             2.30           0.95              2.23             72
-------------------------------------------------------------------------------------------------------------------------


                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000     31)

STATEMENTS OF NET ASSETS  MARCH 31, 2000 (UNAUDITED)

SMALL CAP GROWTH FUND

DESCRIPTION                                               SHARES    VALUE (000)
-------------------------------------------------------------------------------
COMMON STOCKS -- 94.3%
BASIC MATERIALS -- 2.7%
Cambrex                                                  143,200   $      6,229
Lone Star Technologies*                                   85,300          3,977
OM Group                                                 114,825          5,225
                                                                   ------------
                                                                         15,431
                                                                   ------------
CAPITAL GOODS -- 3.9%
ACT Manufacturing*                                        59,100          3,306
Advanced Energy Industries*                               94,300          4,809
Anaren Microwave*                                         50,200          4,813
Electro Scientific Industries                             72,200          4,188
Power-One*                                                95,700          5,778
                                                                   ------------
                                                                         22,894
                                                                   ------------
COMMUNICATION SERVICES -- 5.3%
Cypress Communications*                                  163,500          4,006
IDT*                                                      56,800          2,357
IXnet*                                                    86,200          3,954
MGC Communications*                                       89,000          6,363
Network Plus*                                            112,800          4,568
Primus Telecommunications*                               113,600          5,872
Z-Tel Technologies*                                       96,000          4,032
                                                                   ------------
                                                                         31,152
                                                                   ------------
CONSUMER CYCLICALS -- 6.8%
99 Cents Only Stores                                      49,100          1,927
Chico's FAS                                              110,400          1,872
Copart                                                   191,200          3,346
Digitas*                                                  60,200          1,475
Forrester Research*                                      127,300          6,906
Getty Images*                                             98,000          3,522
Harris Interactive*                                      175,800          1,143
Interep National Radio Sales*                            186,200          1,245
L90*                                                      44,500            846
Men's Wearhouse*                                          65,400          1,937
Oshkosh Truck                                             93,800          2,914
SkillSoft*                                                88,600          2,575
Steiner Leisure*                                         134,400          2,587
Switchboard*                                              33,000          1,134
Tweeter Home Entertainment Group                          33,400          1,478
ValueClick*                                                2,500             53
ValueVision International*                               119,600          4,948
                                                                   ------------
                                                                         39,908
                                                                   ------------
CONSUMER STAPLES -- 3.3%
Allscripts*                                               70,500          4,239
Cheesecake Factory*                                       48,400          2,015
Citadel Communications*                                   72,400          3,054
Computer Horizons*                                       116,500          1,995
Entercom Communications*                                  66,700          3,402
ImageX.com*                                              157,700          3,174
Regent Communications*                                   129,000          1,596
                                                                   ------------
                                                                         19,475
                                                                   ------------
ENERGY -- 7.2%
Core Laboratories N.V.*                                  193,700          5,629
Global Industries*                                       405,300          5,928
Key Energy Services                                      503,600          5,854
Marine Drilling*                                         218,200          5,987
Patterson Energy*                                        251,700          7,991
UTI Energy*                                              173,400          6,546
Veritas DGC*                                             136,400          3,836
                                                                   ------------
                                                                         41,771
                                                                   ------------

SMALL CAP GROWTH FUND (CONTINUED)

DESCRIPTION                                               SHARES    VALUE (000)
-------------------------------------------------------------------------------
FINANCIALS -- 3.2%
Affiliated Managers Group*                               123,100   $      5,847
Diversinet*                                               95,600          1,709
GlobalNet Financial.com*                                 100,000          3,587
Greater Bay Bancorp                                       38,300          1,542
National Discount Brokers Group*                          33,900          1,674
Pinnacle Holdings*                                        76,800          4,243
                                                                   ------------
                                                                         18,602
                                                                   ------------
HEALTH CARE -- 4.0%
Alkermes*                                                 17,500          1,619
Anesta*                                                   76,500          1,012
Celgene*                                                  33,300          3,315
Cephalon*                                                 51,500          1,931
DUSA Pharmaceuticals*                                     80,200          1,920
Enzon*                                                    60,100          2,265
Invitrogen*                                               66,200          3,844
Luminex*                                                 139,600          3,019
OraPharma*                                                70,200          1,299
Penwest Pharmaceuticals*                                 230,300          2,836
Protein Design Laboratories*                               5,800            461
                                                                   ------------
                                                                         23,521
                                                                   ------------
TECHNOLOGY -- 55.7%
24/7 Media*                                                9,600            379
Actel*                                                   135,700          4,843
Advent Software                                          100,824          4,625
Alpha Industries*                                         27,200          2,584
ANADIGICS                                                 47,850          3,158
AnswerThink Consulting Group*                            115,100          2,813
Apropos Technology*                                       62,700          2,320
Aspen Technology*                                         39,900          1,611
BreezeCom*                                                10,200            381
Burr-Brown                                               123,750          6,729
C-Cube Microsystems*                                      60,200          4,383
Carrier Access*                                           51,700          2,753
CCC Information Services Group*                          124,800          2,683
Centigram Communications*                                229,700          4,364
Chordiant Software*                                       97,200          1,579
CommScope*                                                67,000          3,057
Commtouch Software*                                       72,100          3,393
Cylink*                                                   48,000            696
Cymer*                                                    56,900          2,845
Cysive*                                                   47,600          3,261
Cytyc                                                    151,000          7,286
Davox*                                                   124,400          3,328
Digimarc*                                                 14,400            634
Digital Microwave*                                       152,900          5,179
Documentum*                                               67,700          5,281
DSET*                                                     67,000          1,235
DSL.net*                                                 200,300          4,419
Eprise*                                                   19,700            310
Etinuum*                                                  96,700            919
Exar                                                      48,000          3,435
Exchange Applications                                     43,500          2,302
FairMarket*                                               10,600            241
FSI International*                                       158,100          3,241
FutureLink*                                              104,200          2,618
Glenayre Technologies*                                   239,600          4,208
GRIC Communications*                                      19,100            645
Harmonic*                                                 34,600          2,880
Hyperion Solutions*                                       66,400          2,158
inSilicon*                                                19,200            304
Integrated Information Systems*                          137,600          2,999
InterVU*                                                  21,275          1,915
IntraNet Solutions*                                       44,200          2,033
iXL Enterprises*                                         143,800          4,026
Jacada*                                                  183,100          2,678

The accompanying notes are an integral part of the financial statements.


(32     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000

DESCRIPTION                                               SHARES    VALUE (000)
-------------------------------------------------------------------------------
Kopin*                                                    33,600   $      2,310
L-3 Communications*                                       46,900          2,439
Level 8 Systems*                                          58,600          2,740
Lightspan Partnership*                                   152,900          2,714
Luminant Worldwide*                                       66,400          1,104
MCK Communications*                                       89,300          4,275
Mercury Interactive*                                     106,200          8,416
Metalink*                                                 40,900          1,570
Methode Electronics, Cl A                                 39,100          1,975
Micrel*                                                   64,100          6,154
Micromuse                                                 30,550          4,241
MicroStrategy                                             20,200          1,759
Natural MicroSystems*                                     47,400          4,065
Net Perceptions*                                         123,200          4,551
Netegrity*                                                72,900          4,994
NetObjects*                                              109,200          2,484
Netpliance*                                               77,800          1,128
NETsilicon*                                              122,800          2,656
ODS Networks*                                            212,300          5,095
ONYX Software*                                           168,600          5,374
Peregrine Systems*                                       186,800         12,527
Primus Knowledge Solutions*                               68,900          5,925
Project Software & Development*                          145,400          8,215
Qiagen*                                                   17,500          2,380
RADVision*                                                10,600            555
REMEC*                                                   207,500         10,479
Sage*                                                    104,200          2,292
Sagent Technology*                                        78,600          2,265
SalesLogix*                                               84,700          2,292
Secure Computing*                                        263,600          4,481
Selectica*                                                11,100            980
Semtech*                                                  44,700          2,864
Silicon Image*                                            37,600          2,693
Silicon Laboratories*                                      4,900            434
Silicon Storage Technology*                               41,700          3,081
Smith-Gardner & Associates*                              156,900          2,765
Splash Technology Holdings*                              266,100          3,326
Talk City*                                                84,300            511
TelCom Semiconductor*                                    168,600          5,100
Telocity*                                                100,800          1,247
TenFold*                                                 104,000          6,292
Transwitch                                                65,837          6,329
TriZetto Group*                                          157,400          5,479
TSI International Software*                               74,725          6,207
Uproar*                                                   41,200          1,107
Verity                                                    49,550          2,019
VerticalNet*                                              21,600          2,938
viaLINK Company                                          117,000          3,861
Voyager.net*                                              95,700          1,310
Watchguard Technologies*                                 108,600          9,774
Wink Communications*                                     126,900          4,235
Witness Systems*                                         187,100          5,683
Zamba*                                                   256,400          2,684
                                                                   ------------
                                                                        325,105
                                                                   ------------
TRANSPORTATION -- 0.8%
C.H. Robinson Worldwide                                   75,900          2,827
EGL*                                                      65,200          1,524
                                                                   ------------
                                                                          4,351
                                                                   ------------
UTILITIES -- 1.4%
National-Oilwell*                                        272,000          8,398
                                                                   ------------

SMALL CAP GROWTH FUND (CONTINUED)

DESCRIPTION                                               SHARES    VALUE (000)
-------------------------------------------------------------------------------
TOTAL COMMON STOCKS
     (Cost $405,249)                                               $    550,608
                                                                   ------------

RELATED PARTY MONEY MARKET FUND -- 6.2%
First American Prime Obligations Fund (A)             36,155,647         36,156
                                                                   ------------

TOTAL RELATED PARTY MONEY MARKET FUND (A)
     (Cost $36,156)                                                      36,156
                                                                   ------------

TOTAL INVESTMENTS -- 100.5%
     (Cost $441,405)                                                    586,764
                                                                   ------------
OTHER ASSETS AND LIABILITIES, NET -- (0.5%) (B)                          (2,926)
                                                                   ------------

NET ASSETS:
Portfolio Capital -- Class A ($0.0001 par value --
     2 billion authorized) based on
     2,309,764 outstanding shares                                        28,020
Portfolio Capital -- Class B ($0.0001 par value --
     2 billion authorized) based on
     300,575 outstanding shares                                           5,830
Portfolio Capital -- Class C ($0.0001 par value --
     2 billion authorized) based on
     77,047 outstanding shares                                            1,761
Portfolio Capital -- Class Y ($0.0001 par value --
     2 billion authorized) based on
     18,160,927 outstanding shares                                      270,011
Accumulated net investment loss                                            (841)
Accumulated net realized gain on investments                            133,698
Net unrealized appreciation of investments                              145,359
                                                                   ------------
TOTAL NET ASSETS -- 100.0%                                         $    583,838
                                                                   ------------
Net asset value and redemption price per share -- Class A          $      27.76

Maximum sales charge of 5.25% (C)                                          1.54
                                                                   ------------
Offering price per share -- Class A                                $      29.30
                                                                   ------------
Net asset value and offering price per share -- Class B (D)        $      26.36
                                                                   ------------
Net asset value and redemption price per share -- Class C (E)      $      27.50

Maximum sales charge of 1.00% (F)                                          0.28
                                                                   ------------
Offering price per share -- Class C                                $      27.78
                                                                   ------------
Net asset value, offering price, and redemption
     price per share -- Class Y                                    $      28.07
                                                                   ------------

* Non-income producing security

(A) This money market fund is advised by U.S. Bank National Association who also serves as advisor for this fund. See also the notes to the financial statements.

(B) Other assets and liabilities representing greater than 5% of total net assets include the following (000):

      Cash collateral received for securities on loan   $124,125
      Payable upon return of securities on loan        $(124,125)

(C) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.25%.

(D) Class B has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(E) Class C has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(F) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.

Cl--Class


                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000     33)

STATEMENTS OF NET ASSETS  MARCH 31, 2000 (UNAUDITED)

SMALL CAP VALUE FUND

DESCRIPTION                                               SHARES    VALUE (000)
-------------------------------------------------------------------------------
COMMON STOCKS -- 97.0%
BASIC MATERIALS -- 1.5%
Cadiz*                                                   163,400   $      1,389
Matthews International, Cl A                             150,300          3,401
Northwest Pipe*                                          189,200          2,649
                                                                   ------------
                                                                          7,439
                                                                   ------------
CAPITAL GOODS -- 13.0%
Alliant Techsystems*                                     276,900         16,302
Applied Power, Cl A                                      120,000          3,420
Astec Industries*                                        150,400          3,995
Benchmark Electronics*                                   109,300          4,044
Cognex*                                                   30,700          1,771
Communications Systems                                    19,000            332
Dayton Superior, Cl A*                                   241,200          6,075
Dupont Photomasks*                                        19,400          1,124
Electro Scientific Industries                             28,800          1,670
L.B. Foster, Cl A*                                       383,800          1,559
MagneTek*                                                401,487          3,664
Moog, Cl A*                                              150,000          2,756
Newpark Resources*                                       311,800          2,494
Pentair                                                  208,700          7,735
SPX*                                                      35,000          3,988
Thomas Industries                                          8,350            157
Tredegar Industries                                       58,400          1,573
                                                                   ------------
                                                                         62,659
                                                                   ------------
CONSUMER CYCLICALS -- 16.4%
Acxiom*                                                   58,140          1,933
Ames Department Stores*                                   91,800          2,255
D.R. Horton                                              224,122          2,928
Davids Bridal*                                           289,900          3,497
Dollar Thrifty Automotive*                               133,300          2,291
Dura Automotive Systems*                                 421,600          7,246
Edelbrock                                                139,200          1,496
ITT Educational Services*                                112,200          1,795
Midway Games*                                            126,800          1,680
OEA*                                                     210,300          2,024
Park Ohio Holdings*                                      273,917          2,910
PolyMedica*                                              210,000         12,337
Regis                                                    646,850          9,581
School Specialty*                                         98,600          2,120
Simpson Manufacturing*                                    58,400          2,307
Sport-Haley*                                             280,000          1,400
Stanley Furniture*                                       280,900          5,442
Steiner Leisure*                                         122,700          2,362
Tower Automotive*                                        340,000          5,567
TRO Learning*                                            195,000          2,340
Venator Group*                                           366,400          3,275
Whitehall Jewellers                                      107,250          2,520
                                                                   ------------
                                                                         79,306
                                                                   ------------
CONSUMER STAPLES -- 4.4%
Buenos Aires Emb-spons, ADR                                9,098              1
Buffets*                                                 250,000          2,258
Drug Emporium*                                           238,900            956
Interim Services*                                        106,000          1,968
Michael Foods                                            278,900          5,857
Performance Food Group*                                  110,800          2,424

SMALL CAP VALUE FUND (CONTINUED)

DESCRIPTION                                               SHARES    VALUE (000)
-------------------------------------------------------------------------------
Suiza Foods*                                             132,800   $      5,345
Topps*                                                   285,000          2,369
                                                                   ------------
                                                                         21,178
                                                                   ------------
ENERGY -- 10.3%
Atwood Oceanic*                                           12,600            836
Basin Exploration*                                       415,000          6,199
Callon Petroleum*                                         35,000            424
Chieftan International*                                  208,100          4,188
Core Laboratories N.V.*                                  220,500          6,408
Evergreen Resources*                                     133,200          3,222
Forest Oil*                                              554,400          5,890
Global Industries*                                       207,800          3,039
Marine Drilling*                                          72,100          1,978
Newfield Exploration*                                    175,000          6,169
Tesoro Petroleum*                                        197,700          2,274
Veritas DGC*                                             330,800          9,304
                                                                   ------------
                                                                         49,931
                                                                   ------------
FINANCIALS -- 17.5%
Astoria Financial                                         90,000          2,554
Chelsea GCA Realty, REIT                                 108,800          3,155
Community First Bankshares                               405,000          6,480
Cullen/Frost Bankers                                     134,100          3,545
Dain Rauscher                                            100,000          6,594
Enhance Financial Services Group                         221,700          3,132
Farm Family Holdings*                                     71,900          2,139
First Republic Bank*                                     191,500          3,794
Highwoods Properties, REIT                                85,000          1,806
Horace Mann Educators                                    155,900          2,874
Lexington Corporate Properties, REIT                     146,086          1,507
Metris                                                    90,300          3,510
National Commerce Bancorporation                          49,900            923
Pacific Gulf Properties, REIT                             62,800          1,232
Penn Treaty American*                                     94,300          1,574
Philadelphia Consolidated Holding*                       215,300          3,176
Protective Life                                          150,000          4,762
Radian Group                                             315,900         15,045
Roslyn Bancorp                                           270,000          4,809
Southwest Bancorp of Texas*                              112,900          2,194
TCF Financial                                            278,400          6,629
Webster Financial                                        152,904          3,517
                                                                   ------------
                                                                         84,951
                                                                   ------------
HEALTH CARE -- 7.6%
America Service Group*                                   145,200          2,178
ATS Medical*                                             110,000          1,224
BOLDER Technologies*                                     231,200          2,023
Catalytica*                                              715,933         10,426
Cooper                                                   183,600          5,910
Datatrak International*                                   17,581            118
Lifecore Biomedical*                                     163,600          1,513
Mentor                                                   168,900          4,560
Orphan Medical*                                           41,700            453
Renal Care*                                              111,500          2,418
Res-Care*                                                288,500          2,705
Respironics*                                              56,200            808
Spacelabs Medical*                                       145,600          2,321
                                                                   ------------
                                                                         36,657
                                                                   ------------

The accompanying notes are an integral part of the financial statements.


(34     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000

DESCRIPTION                                               SHARES    VALUE (000)
-------------------------------------------------------------------------------
TECHNOLOGY -- 24.4%
Actel*                                                   229,400   $      8,187
Applied Materials*                                        36,473          3,438
Bell & Howell*                                           330,600         10,331
Catalyst International*                                   39,800            512
Computer Network Technology*                              66,600          1,166
Digital Microwave*                                       141,100          4,780
Evolving Systems*                                        270,000          2,565
FSI International*                                       169,700          3,479
Gatefield*                                                74,672            392
Innovex                                                  300,800          2,942
ITI Technologies*                                         69,500          2,068
JDA Software*                                             90,700          1,326
Lodgenet Entertainment*                                  170,000          3,411
Maxtor*                                                  101,500          1,313
Medquist*                                                136,300          3,706
Micron Electronics*                                       49,600            694
National Computer Systems                                260,000         13,195
NOVA*                                                    105,474          3,072
Onemain.com*                                             121,900          1,379
Pairgain Technologies*                                   102,800          1,921
Pioneer-Standard Electronics                             157,700          2,484
Pomeroy Computer Resources*                              139,300          2,560
Project Software & Development*                          174,500          9,859
Radisys                                                  299,400         18,001
Rainbow Technologies*                                     40,000          1,495
REMEC*                                                   141,300          7,136
S3*                                                      108,700          2,283
Sapiens International*                                   209,800          2,570
Triple P N.V.*                                           123,867            225
Zamba*                                                   124,100          1,299
                                                                   ------------
                                                                        117,789
                                                                   ------------
TRANSPORTATION -- 0.5%
United Shipping and Technology*                          159,800          2,407
                                                                   ------------
UTILITIES -- 1.4%
TNP Enterprises                                           50,000          2,191
Unisource Energy Holding                                 300,000          4,406
                                                                   ------------
                                                                          6,597
                                                                   ------------

TOTAL COMMON STOCKS
     (Cost $321,195)                                                    468,914
                                                                   ------------

CONVERTIBLE BONDS -- 0.2%
Drug Emporium, 65.1466 shares
     7.750%, 10/01/14                               $      1,661            793
                                                                   ------------

TOTAL CONVERTIBLE BONDS
     (Cost $1,331)                                                          793
                                                                   ------------

RELATED PARTY MONEY MARKET FUND -- 3.5%
First American Prime Obligations Fund (A)             16,906,537         16,907
                                                                   ------------

TOTAL RELATED PARTY MONEY MARKET FUND
     (Cost $16,907)                                                      16,907
                                                                   ------------

SMALL CAP VALUE FUND (CONTINUED)

DESCRIPTION                                               SHARES    VALUE (000)
-------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 100.7%
     (Cost $339,433)                                               $    486,614
                                                                   ------------
OTHER ASSETS AND LIABILITIES, NET -- (0.7%) (B)                          (3,299)
                                                                   ------------

NET ASSETS:
Portfolio Capital -- Class A ($0.0001 par value --
     2 billion authorized) based on
     2,100,978 outstanding shares                                        29,329
Portfolio Capital -- Class B ($0.0001 par value --
     2 billion authorized) based on
     916,497 outstanding shares                                          16,452
Portfolio Capital -- Class C ($0.0001 par value --
     2 billion authorized) based on
     25,981 outstanding shares                                              372
Portfolio Capital -- Class Y ($0.0001 par value --
     2 billion authorized) based on
     26,365,670 outstanding shares                                      273,286
Accumulated net investment loss                                            (506)
Accumulated net realized gain on investments                             17,201
Net unrealized appreciation of investments                              147,181
                                                                   ------------
NET ASSETS -- 100.0%                                               $    483,315
                                                                   ------------
Net asset value and redemption price per share -- Class A          $      16.37

Maximum sales charge of 5.25% (C)                                          0.91
                                                                   ------------
Offering price per share -- Class A                                $      17.28
                                                                   ------------
Net asset value and offering price per share -- Class B (D)        $      16.12
                                                                   ------------
Net asset value and redemption price per share
     -- Class C (E)                                                $      16.24

Maximum sales charge of 1.00% (F)                                          0.16
                                                                   ------------
Offering price per share -- Class C                                $      16.40
                                                                   ------------
Net asset value, offering price, and redemption
     price per share -- Class Y                                    $      16.45
                                                                   ------------

* Non-income producing security

(A) This money market fund is advised by U.S. Bank National Association who also serves as advisor for this fund. See also the notes to the financial statements.

(B) Other assets and liabilities representing greater than five percent of total net assets include the following (000):

      Cash collateral received for securities on loan    $40,256
      Payable upon return of securities on loan         $(40,256)

(C) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.25%.

(D) Class B has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(E) Class C has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(F) The offering price is calcluated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.

ADR--American Depositary Receipt
Cl--Class
REIT--Real Estate Investment Trust


                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000     35)

STATEMENTS OF OPERATIONS for the six months ended March 31, 2000 (unaudited) in thousands

                                                                    SMALL CAP       SMALL CAP
                                                                  GROWTH FUND      VALUE FUND
----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                              $ 1,063+        $   393+
Dividends                                                                 184           1,266
----------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                 1,247           1,659
==============================================================================================
EXPENSES:
Investment advisory fees                                                1,567           1,229
Less: Waiver of investment advisory fees                                   (1)            (42)
Administrator fees                                                        244             191
Transfer agent fees                                                        63             112
Custodian fees                                                             67              52
Directors' fees                                                             4               3
Registration fees                                                          16              11
Professional fees                                                           5               4
Printing                                                                   16              12
Distribution fees - Class A                                                62              19
Distribution fees - Class B                                                23              17
Distribution fees - Class C                                                 5               1
Other                                                                       8               7
----------------------------------------------------------------------------------------------
TOTAL NET EXPENSES                                                      2,079           1,616
==============================================================================================
Investment income (loss) - net                                           (832)             43
----------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAINS ON INVESTMENTS - NET:
Net realized gain on investments                                      138,844          17,476
Net change in unrealized appreciation/depreciation of investments     108,426          53,977
----------------------------------------------------------------------------------------------
NET GAIN ON INVESTMENTS                                               247,270          71,453
==============================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $246,438         $71,496
==============================================================================================

+ Includes income from securities lending program. See the Notes to the Financial Statements for additional information.

The accompanying notes are an integral part of the financial statements.


(36     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000

STATEMENTS OF CHANGES IN NET ASSETS in thousands

                                                                     SMALL CAP               SMALL CAP
                                                                   GROWTH FUND              VALUE FUND
-------------------------------------------------------------------------------------------------------
                                                           10/1/99     10/1/98     10/1/99     10/1/98
                                                                to          to          to          to
                                                           3/31/00     9/30/99     3/31/00     9/30/99
-------------------------------------------------------------------------------------------------------
                                                       (unaudited)             (unaudited)
OPERATIONS:
Investment income (loss) - net                           $    (832)  $    (455)  $      43   $     265
Net realized gain on investments                           138,844      32,724      17,476       5,700
Net change in unrealized appreciation
 of investments                                            108,426      37,636      53,977      33,198
-------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations       246,438      69,905      71,496      39,163
-------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
  Class A                                                       (9)         --          --          (7)
  Class B                                                       --          --          --          --
  Class C                                                       --          --          --          --
  Class Y                                                       --          --         (29)       (554)
Net realized gain on investments:
  Class A                                                   (3,976)        (46)        (53)     (1,046)
  Class B                                                     (304)         (2)         (5)        (58)
  Class C                                                      (53)         --          --          --
  Class Y                                                  (31,018)       (171)     (1,495)    (29,702)
-------------------------------------------------------------------------------------------------------
Total distributions                                        (35,360)       (219)     (1,582)    (31,367)   (1)See note 4 in the notes
-------------------------------------------------------------------------------------------------------      to financial statements
CAPITAL SHARE TRANSACTIONS(1):                                                                               for additional
Class A                                                                                                      information.
  Proceeds from sales                                       22,150      50,619       8,284       4,600    (2)Includes net investment
  Shares issued in connection with acquisition of Micro                                                      loss of (000) of $(841)
   Cap Value Fund and Regional Equity Fund                      --          --      21,098          --       and $0 for Small Cap
  Reinvestment of distributions                              3,812          54          52       1,045       Growth Fund,
  Payments for redemptions                                 (16,981)    (58,336)    (10,968)     (7,771)      undistributed net
-------------------------------------------------------------------------------------------------------      investment income, $65,
Increase (decrease) in net assets from Class A                                                               and $(1) for Small Cap
 transactions                                                8,981      (7,663)     18,466      (2,126)      Value Fund, at March
-------------------------------------------------------------------------------------------------------      31, 2000, and September
Class B                                                                                                      30, 1999, respectively.
  Proceeds from sales                                        4,081       1,003         174         663
  Shares issued in connection with acquisition of
   Regional Equity Fund                                         --          --      13,248          --
  Reinvestment of distributions                                303           2           5          59
  Payments for redemptions                                    (478)       (415)     (1,382)       (350)
-------------------------------------------------------------------------------------------------------
Increase in net assets from Class B transactions             3,906         590      12,045         372
-------------------------------------------------------------------------------------------------------
Class C
  Proceeds from sales                                        1,467         283         293         113
  Shares issued in connection with acquisition of
   Regional Equity Fund                                         --          --          --          --
  Reinvestment of distributions                                 54          --           1          --
  Payment for redemptions                                      (42)         (1)        (34)         (1)
-------------------------------------------------------------------------------------------------------
Increase in net assets from Class C transactions             1,479         282         260         112
-------------------------------------------------------------------------------------------------------
Class Y
  Proceeds from sales                                      130,381     119,832      48,290     127,190
  Shares issued in connection with acquisition of Micro
   Cap Value Fund and Regional Equity Fund                      --          --     110,331          --
  Reinvestment of distributions                             13,357          50       1,298      27,244
  Payments for redemptions                                 (68,752)    (42,599)   (109,729)   (209,352)
-------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class Y
 transactions                                               74,986      77,283      50,190     (54,918)
-------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
 transactions                                               89,352      70,492      80,961     (56,560)
-------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                    300,430     140,178     150,875     (48,764)
NET ASSETS AT BEGINNING OF PERIOD                          283,408     143,230     332,440     381,204
=======================================================================================================
NET ASSETS AT END OF PERIOD (2)                          $ 583,838   $ 283,408   $ 483,315   $ 332,440
=======================================================================================================

The accompanying notes are an integral part of the financial statements.


                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000     37)

FINANCIAL HIGHLIGHTS For a share outstanding throughout the periods ended September 30, unless otherwise indicated

                                                         REALIZED AND
                            NET ASSET                      UNREALIZED     DIVIDENDS                  DISTRIBUTIONS
                                VALUE             NET        GAINS OR      FROM NET   DISTRIBUTIONS           FROM
                            BEGINNING      INVESTMENT     (LOSSES) ON    INVESTMENT            FROM      RETURN OF
                            OF PERIOD   INCOME (LOSS)     INVESTMENTS        INCOME   CAPITAL GAINS        CAPITAL
-------------------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH FUND
Class A(1)
 2000* (unaudited)           $  16.77        $    --        $  13.06       $    --        $ (2.07)        $    --
 1999                           11.90          (0.06)           4.95            --          (0.02)             --
 1998                           17.41          (0.09)          (2.67)           --          (2.64)          (0.11)
 1997                           17.11          (0.16)           5.66         (0.04)         (5.16)             --
 1996(2)                        17.68           0.06            0.87         (0.07)         (1.43)             --
 1995                           15.61           0.09            2.07         (0.09)            --              --
Class B - FAIF
 2000* (unaudited)           $  16.07        $  0.03        $  12.33       $    --        $ (2.07)        $    --
 1999                           11.50          (0.14)           4.73            --          (0.02)             --
 1998(3)                        13.74          (0.02)          (2.22)           --             --              --
Class B - Piper
 1998(4)                     $   9.54        $ (0.09)       $   0.42       $    --        $ (0.15)        $ (0.01)
 1997(5)                         7.24          (0.03)           2.33            --             --              --
Class C
 2000* (unaudited)           $  16.68        $ (0.02)       $  12.91       $    --        $ (2.07)        $    --
 1999(6)                        15.48          (0.08)           1.28            --             --              --
Class Y
 2000* (unaudited)           $  16.92        $ (0.01)       $  13.23       $    --        $ (2.07)        $    --
 1999                           11.98          (0.02)           4.98            --          (0.02)             --
 1998(3)                        14.29             --           (2.31)           --             --              --
-------------------------------------------------------------------------------------------------------------------
SMALL CAP VALUE FUND(B)
Class A
 2000* (unaudited)           $  13.94        $ (0.01)       $   2.51       $    --        $ (0.07)        $    --
 1999                           13.58           0.01            1.47         (0.01)         (1.11)             --
 1998(7)                        18.20           0.04           (3.38)        (0.01)         (1.27)             --
 1997(8)                        17.86          (0.03)           0.37            --             --              --
 1997(9)                        13.95           0.01            5.43         (0.01)         (1.52)             --
 1996(9)                        13.23           0.04            1.83         (0.04)         (1.11)             --
 1995(9)(10)                    10.00           0.09            3.29         (0.10)         (0.05)             --
Class B
 2000* (unaudited)           $  13.77        $ (0.03)       $   2.45       $    --        $ (0.07)        $    --
 1999                           13.53           0.02            1.33            --          (1.11)             --
 1998(7)                        18.23           0.01           (3.43)        (0.01)         (1.27)             --
 1997(11)(12)                   18.22             --            0.01            --             --              --
Class C
 2000* (unaudited)           $  13.87        $    --        $   2.44       $    --        $ (0.07)        $    --
 1999(6)                        13.48           0.01            0.38            --             --              --
Class Y
 2000* (unaudited)           $  13.98        $    --        $   2.54       $    --        $ (0.07)        $    --
 1999                           13.60           0.01            1.50         (0.02)         (1.11)             --
 1998(7)                        18.23           0.06           (3.38)        (0.04)         (1.27)             --
 1997(8)                        17.87          (0.01)           0.37            --             --              --
 1997(9)                        13.96           0.04            5.43         (0.04)         (1.52)             --
 1996(9)                        13.26           0.06            1.81         (0.06)         (1.11)             --
 1995(9)(10)                    10.00           0.13            3.30         (0.12)         (0.05)             --
-------------------------------------------------------------------------------------------------------------------

   +Returns are for the period indicated and have not been annualized.
   *For the six month period ended March 31, 2000. All ratios for the period have been annualized.
(A) Excluding sales charges.
(B) The financial highlights for Small Cap Value Fund as set forth herein include the historical financial highlights of the Qualivest Small Companies Fund Class A and Class Y shares. The assets of the Qualivest Small Companies Fund were acquired by Small Cap Value Fund on November 21, 1997. In connection with such acquisition, (i) Class A and Class C shares of the Qualivest Small Companies Fund were exchanged for Class A shares of Small Cap Value Fund; and (ii) Qualivest Class Y shares were exchanged for Class Y shares of Small Cap Value Fund.
(1) Historical per-share amounts have been adjusted to reflect the conversion ratios utilized for the reorganization of the FAIF Small Cap Growth Fund and the Piper Small Company Growth Fund, that occurred on July 31, 1998. Piper Small Company Growth Fund is the financial reporting survivor. Therefore, the financial highlights for the Small Cap Growth Fund represent the financial highlights information of the former Piper Small Company Growth Fund. On July 31, 1998, the fund's advisor changed from Piper Capital Management, Inc. to U.S. Bank N.A.
(2) On September 12, 1996, shareholders of the Fund approved a change in the Fund's investment objective from high total investment return consistent with prudent investment risk to long-term capital appreciation. In connection with this change in investment objective, the Fund's investment policies were revised.
(3) Class Y and Class B shares have been offered since July 31, 1998. There is no historical information for these Classes of Piper Small Company Growth Fund prior to the reorganization on July 31, 1998. All ratios for the period have been annualized.
(4) Effective April 28, 1998, all shareholders were exchanged into Class A. Class B share activity was discontinued. All ratios for the period have been annualized.
(5) Class B Piper Shares have been offered since February 18, 1997. All ratios for the period have been annualized.
(6) Class C shares have been offered since February 1, 1999. All ratios for the period have been annualized.
(7) For the period December 1, 1997 to September 30, 1998. All ratios for the period have been annualized. The First American board of directors approved a change in the fund's fiscal year end from November 30 to September 30, effective September 30, 1998.
(8) For the period August 1, 1997, to November 30, 1997. All ratios for the period have been annualized. The First American board of directors approved a change in the fund's fiscal year end from July 31 to November 30, effective November 30, 1997.
(9) For the period ended July 31.
(10)Commenced operations August 1, 1994. All ratios for the period have been annualized.
(11)Class B shares have been offered since November 24, 1997. All ratios for the period have been annualized.
(12)For the period November 24, 1997 to November 30, 1997.

The accompanying notes are an integral part of the financial statements.


(38     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000

                                                                               RATIO OF        RATIO OF NET
                                                            RATIO OF NET    EXPENSES TO   INVESTMENT INCOME
   NET ASSET                                   RATIO OF       INVESTMENT        AVERAGE   (LOSS) TO AVERAGE
       VALUE                   NET ASSETS   EXPENSES TO    INCOME (LOSS)     NET ASSETS          NET ASSETS    PORTFOLIO
      END OF         TOTAL         END OF       AVERAGE       TO AVERAGE     (EXCLUDING          (EXCLUDING     TURNOVER
      PERIOD    RETURN (A)   PERIOD (000)    NET ASSETS       NET ASSETS       WAIVERS)            WAIVERS)         RATE
-------------------------------------------------------------------------------------------------------------------------


   $  27.76         83.87%+     $ 64,096          1.14%           (0.58)%         1.14%            (0.58)%          128%
      16.77         41.11         32,203          1.14            (0.39)          1.15             (0.40)           110
      11.90        (18.66)        28,252          1.29            (0.61)          1.43             (0.75)            92
      17.41         45.66         35.647          1.34            (0.75)          1.98             (1.39)           109
      17.11          5.38         30,968          1.32             0.20           1.79             (0.27)           125
      17.68         13.88         48,421          1.40             0.43           1.63              0.20            182

   $  26.36         83.11%+     $  7,920          1.89%           (1.35)%         1.89%            (1.35)%          128%
      16.07         39.92          2,217          1.90            (1.16)          1.91             (1.17)           110
      11.50        (16.30)+        1,104          1.90            (1.20)          1.90             (1.20)            92

   $   9.71          3.61%+     $     --          2.03%           (1.30)%         2.40%            (1.67)%           56%
       9.54         31.77+           480          1.98            (1.49)          2.15             (1.66)           109

   $  27.50         83.25%+     $  2,118          1.89%           (1.37)%         1.91%            (1.39)%          128%
      16.68          7.75+           309          1.90            (1.18)          1.91             (1.19)           110

   $  28.07         84.10%+     $509,704          0.89%           (0.33)%         0.89%            (0.33)%          128%
      16.92         41.42        248,679          0.90            (0.16)          0.91             (0.17)           110
      11.98        (16.17)+      113,874          0.90            (0.20)          0.90             (0.20)            92
-------------------------------------------------------------------------------------------------------------------------


   $  16.37         18.00%+     $ 34,402          1.14%           (0.23)%         1.14%            (0.23)%           43%
      13.94         11.12         11,567          1.14            (0.17)          1.14             (0.17)            44
      13.58        (19.48)+       13,551          1.13             0.15           1.13              0.15             21
      18.20          1.90+        19,194          1.37            (0.38)          1.37             (0.38)             3
      17.86         41.71         22,429          1.31             0.01           1.31              0.01             29
      13.95         14.93         10,247          1.33             0.14           1.33              0.14             34
      13.23         34.29+         1,569          1.11             0.63           1.38              0.36             37

   $  16.12         17.64%+     $ 14,774          1.89%           (1.07)%         1.89%            (1.07)%           43%
      13.77         10.16          1,005          1.89            (0.93)          1.89             (0.93)            44
      13.53        (19.91)+          618          1.88            (0.53)          1.88             (0.53)            21
      18.23          0.05+             1          1.90            (1.53)          1.90              1.53              3

   $  16.24         17.66%+     $    422          1.89%           (0.94)%         1.89%            (0.94)%           43%
      13.87          2.89+           116          1.89            (1.04)          1.89             (1.04)            44

   $  16.45         18.25%+     $433,718          0.89%            0.05%          0.89%             0.05%            43%
      13.98         11.36        319,752          0.89             0.08           0.89              0.08             44
      13.60        (19.31)+      367,035          0.88             0.40           0.88              0.40             21
      18.23          2.01+       461,046          1.06            (0.06)          1.06             (0.06)             3
      17.87         41.96        449,988          1.06             0.25           1.06              0.25             29
      13.96         14.94        297,793          1.08             0.41           1.08              0.41             34
      13.26         34.76+       209,626          0.60             1.20           1.17              0.63             37
-------------------------------------------------------------------------------------------------------------------------


                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000     39)

STATEMENTS OF NET ASSETS  MARCH 31, 2000 (UNAUDITED)

EMERGING MARKETS FUND

DESCRIPTION                                               SHARES    VALUE (000)
-------------------------------------------------------------------------------
FOREIGN COMMON STOCKS -- 89.5%
BRAZIL --6.1%
CIA Brasileira de Distribuicao Grupo                  29,230,000   $      1,045
Tele Centro Sul Participacoes ADR                          9,300            753
Telebras ADR                                              15,400          2,305
Unibanco GDR                                               6,500            206
                                                                   ------------
                                                                          4,309
                                                                   ------------
CHINA -- 5.8%
China Telecom ADR*                                        17,800          3,155
China.com, Cl A*                                          11,500            931
                                                                   ------------
                                                                          4,086
                                                                   ------------
HONG KONG -- 7.9%
Hongkong.com*                                            366,000            106
Hutchison Whampoa                                         68,000          1,227
Johnson Electric Holdings                                221,500          1,515
Pacific Century Cyberworks*                              288,000            673
Television Broadcasts                                    229,000          2,037
                                                                   ------------
                                                                          5,558
                                                                   ------------
HUNGARY -- 2.9%
EGIS RT                                                   20,300          1,006
Richter Gedeon                                            15,600          1,024
                                                                   ------------
                                                                          2,030
                                                                   ------------
INDIA -- 4.7%
Infosys Technologies                                       7,800          1,505
Satyam Infoway ADR*                                       20,000          1,072
Videsh Sanchar Nigam GDR                                  28,300            758
                                                                   ------------
                                                                          3,335
                                                                   ------------
ISRAEL -- 7.3%
Amdocs*                                                   10,300            759
BATM Advanced Communications*                             10,600            963
Check Point Software Technologies*                        13,100          2,241
Comverse Technology*                                       6,350          1,200
                                                                   ------------
                                                                          5,163
                                                                   ------------
KOREA -- 13.9%
Dacom*                                                     3,990          1,087
Daou Technology                                           37,862            781
Dreamline*                                                 6,420            413
Korea Technology Banking                                  81,500          1,022
Korea Telecom ADR                                         13,900            608
S1                                                           353              5
Samsung Electronics GDR* (A)                              18,390          3,283
Serome Technology                                          2,800            143
SK Telecom ADR                                            63,947          2,494
                                                                   ------------
                                                                          9,836
                                                                   ------------
MEXICO -- 8.5%
Grupo Posadas, Cl A*                                   1,453,000          1,005
Grupo Televisa GDR*                                       35,700          2,428
Telefonos de Mexico ADR                                   38,600          2,586
                                                                   ------------
                                                                          6,019
                                                                   ------------

EMERGING MARKETS FUND (CONTINUED)

DESCRIPTION                                               SHARES    VALUE (000)
-------------------------------------------------------------------------------
RUSSIA -- 0.8%
Rostlecom ADR* (A)                                        11,600   $        276
Unified Energy Systems ADR                                14,200            275
                                                                   ------------
                                                                            551
                                                                   ------------
SINGAPORE -- 6.4%
Chartered Semiconductor Manufacturing ADR*                 1,800            170
Datacraft Asia                                           291,000          2,721
NatSteel Electronics                                      89,000            582
Venture Manufacturing                                     80,000          1,098
                                                                   ------------
                                                                          4,571
                                                                   ------------
SOUTH AFRICA -- 3.0%
Dimension Data Holdings*                                  65,100            601
M-Cell                                                   132,700            733
MIH*                                                       5,600            342
Old Mutual                                               174,400            417
                                                                   ------------
                                                                          2,093
                                                                   ------------
SPAIN -- 3.0%
Terra Networks*                                           26,400          2,123
                                                                   ------------
TAIWAN -- 14.1%
Accton Technology*                                       265,000          1,038
Acer*                                                    164,900            464
Advanced Semiconductor Engineering*                          860              3
Far Eastern Textile                                      197,000            409
Gigamedia*                                                10,400            564
Nan Ya Plastic                                           100,000            232
Synnex Technology GDR* (A)                                 4,500            142
Systex*                                                  113,000          1,094
Taiwan Semiconductor Manufacturing*                      323,890          2,186
Taiwan Semiconductor Manufacturing ADR*                    3,900            222
United Microelectronics*                                 603,550          2,345
Via Technologies*                                         85,000          1,273
                                                                   ------------
                                                                          9,972
                                                                   ------------
THAILAND -- 2.2%
Advanced Info Service*                                   101,900          1,537
                                                                   ------------
TURKEY -- 2.9%
Eregli Demir Celik*                                    7,390,000            339
Koc Holding                                            7,670,000          1,693
                                                                   ------------
                                                                          2,032
                                                                   ------------

TOTAL FOREIGN COMMON STOCKS
     (Cost $37,520)                                       63,215
                                                                   ------------

FOREIGN PREFERRED STOCKS -- 3.1%
BRAZIL -- 3.1%
Banco Itau*                                            7,480,000            668
Petrol Brasileiros                                     5,540,000          1,507
                                                                   ------------
                                                                          2,175
                                                                   ------------

TOTAL FOREIGN PREFERRED STOCKS
     (Cost $1,893)                                                        2,175
                                                                   ------------

The accompanying notes are an integral part of the financial statements.


(40     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000

DESCRIPTION                                               SHARES    VALUE (000)
-------------------------------------------------------------------------------
RELATED PARTY MONEY MARKET FUND -- 5.7%
First American Prime Obligations Fund (B)              4,049,206   $      4,049
                                                                   ------------

TOTAL RELATED PARTY MONEY MARKET FUND
     (Cost $4,049)                                                        4,049
                                                                   ------------

TOTAL INVESTMENTS -- 98.3%
     (Cost $43,462)                                                      69,439
                                                                   ------------
OTHER ASSETS AND LIABILITIES, NET -- 1.7%                                 1,217
                                                                   ------------

NET ASSETS:
Portfolio Capital-Class A ($.0001 par value --
     2 billion authorized) based on
     534,951 outstanding shares                                    $     11,696
Portfolio Capital-Class B ($.0001 par value --
     2 billion authorized) based on
     7,032 outstanding shares                                                68
Portfolio Capital-Class C ($.0001 par value --
     2 billion authorized) based on
     477 outstanding shares                                                   5
Portfolio Capital-Class Y ($.0001 par value --
     2 billion authorized) based on
     5,996,036 outstanding shares                                        38,043
Accumulated net investment loss                                            (740)
Accumulated net realized loss on investments                             (4,398)
Net unrealized appreciation of investments                               25,977
Net unrealized appreciation of forward foreign
     currency contracts, foreign currency and
     translation of other assets and liabilities
     in foreign currency                                                      5
                                                                   ------------
TOTAL NET ASSETS -- 100.0%                                         $     70,656
                                                                   ------------
Net asset value and redemption price per share -- Class A          $      10.75
Maximum sales charge of 5.25% (C)                                          0.60
                                                                   ------------
Offering price per share -- Class A                                $      11.35
                                                                   ------------
Net asset value per share -- Class B (D)                           $      10.63
                                                                   ------------
Net asset value per share -- Class C (E)                           $      10.74
Maximum sales charge of 1.00% (F)                                          0.11
                                                                   ------------
Offering price per share -- Class C                                $      10.85
                                                                   ------------
Net asset value, offering price, and redemption
     price per share -- Class Y                                    $      10.81
                                                                   ------------

EMERGING MARKETS FUND (CONCLUDED)

DESCRIPTION
-------------------------------------------------------------------------------
* Non-income producing security

(A) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors".

(B) This money market fund is advised by U.S. Bank National Association who also serves as advisor for this fund. See also the notes to the financial statements.

(C) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.25%.

(D) Class B has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(E) Class C has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(F) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.

ADR--American Depositary Receipt
Cl--Class
GDR--Global Depositary Receipt

At March 31, 2000, sector diversification of the Portfolio was as follows:

                                      % of
SECTOR DIVERSIFICATION              NET ASSETS    VALUE (000)
----------------------              ----------    -----------

FOREIGN COMMON STOCK
Electronics                            18.3%       $ 12,954
Computer Services                      11.2%          7,892
Telephone                               8.4%          5,920
Telecommunication Services              8.1%          5,706
Cellular Telecommunications             7.7%          5,424
Television                              6.8%          4,806
Telecommunication Equipment             5.6%          3,921
Computer Software                       5.0%          3,555
Computers                               4.6%          3,264
Diversified Operations                  4.1%          2,920
Pharmaceuticals                         2.9%          2,030
Food Retail                             1.5%          1,045
Financial Services                      1.4%          1,022
Lodging                                 1.4%          1,005
Insurance                               0.6%            422
Textiles                                0.6%            409
Steel                                   0.5%            339
Chemicals                               0.3%            232
Banking                                 0.3%            206
Multimedia                              0.2%            143
                                      -----        --------
TOTAL FOREIGN COMMON STOCK             89.5%         63,215
TOTAL FOREIGN PREFERRED STOCK           3.1%          2,175
TOTAL RELATED PARTY
   MONEY MARKET FUND                    5.7%          4,049
                                      -----        --------
TOTAL INVESTMENTS                      98.3%         69,439
OTHER ASSETS AND
   LIABILITIES, NET                     1.7%          1,217
                                      -----        --------
NET ASSETS                            100.0%       $ 70,656
                                      =====        ========


                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000     41)

STATEMENTS OF NET ASSETS  MARCH 31, 2000 (UNAUDITED)

INTERNATIONAL FUND

DESCRIPTION                                               SHARES    VALUE (000)
-------------------------------------------------------------------------------
FOREIGN COMMON STOCKS -- 91.2%
AUSTRALIA -- 0.7%
News Corporation                                         511,500   $      7,156
                                                                   ------------
CANADA -- 4.3%
724 Solutions*                                            22,100          2,751
Nortel Networks                                          116,200         14,641
PMC-Sierra*                                               65,600         13,362
Research In Motion*                                       78,600          8,371
TD Waterhouse Group*                                     134,500          3,362
                                                                   ------------
                                                                         42,487
                                                                   ------------
FINLAND -- 6.7%
Nokia                                                    202,000         42,655
Sonera Oyj                                               350,100         23,851
                                                                   ------------
                                                                         66,506
                                                                   ------------
FRANCE -- 6.4%
Cap Gemini                                                48,750         13,182
Equant*                                                  137,100         11,358
STMicroelectronics                                       189,100         34,692
Vivendi                                                   39,300          4,525
                                                                   ------------
                                                                         63,757
                                                                   ------------
GERMANY -- 6.5%
Allianz, Registered                                       19,400          7,887
Deutsche Bank, Registered                                117,000          7,764
Epcos*                                                   172,700         22,772
Fantastic*                                                99,000          2,930
Infineon Technologies*                                    92,900          5,064
Intershop Communications*                                  9,450          4,758
Siemens                                                   96,100         13,819
                                                                   ------------
                                                                         64,994
                                                                   ------------
HONG KONG -- 3.7%
Cheung Kong Holdings                                     611,000          9,142
Citic Pacific                                            505,000          3,061
Hutchison Whampoa                                        625,000         11,278
Television Broadcasts                                  1,472,000         13,091
                                                                   ------------
                                                                         36,572
                                                                   ------------
ISRAEL -- 1.0%
Check Point Software Technologies*                        60,000         10,264
                                                                   ------------
ITALY -- 0.3%
Telecom Italia Mobile                                    267,400          3,275
                                                                   ------------
JAPAN -- 34.4%
Fujitsu Support & Service                                 12,400          2,089
Internet Initiative Japan ADR*                            49,500          3,453
Japan Telecom                                                687         29,085
Keyence                                                    8,580          3,424
Kyocera                                                   31,700          5,294
Matsushita Communications Industrial                     157,000         28,879
Murata Manufacturing                                     182,000         44,194
NEC                                                      349,000         10,292
Nikko Securities                                       2,260,000         34,180

INTERNATIONAL FUND (CONTINUED)

DESCRIPTION                                               SHARES    VALUE (000)
-------------------------------------------------------------------------------
Nikon                                                    126,000   $      4,832
Nomura Securities                                        471,000         15,356
NTT Data                                                     452          8,490
NTT DoCoMo                                                 1,090         44,661
Rohm                                                      51,600         17,928
Softbank                                                  36,300         32,326
Sony                                                     203,000         28,647
Takeda Chemical Industries                                   800             57
Tokyo Electron                                           168,000         25,343
Trans Cosmos                                              11,000          3,105
                                                                   ------------
                                                                        341,635
                                                                   ------------
MEXICO -- 0.5%
Grupo Televisa GDR*                                       72,000          4,896
                                                                   ------------
NETHERLANDS -- 5.2%
ASM Lithography Holding*                                 196,000         21,855
CMG                                                      106,800          9,210
Getronics*                                               106,400          8,123
Philips Electronics                                       62,496         10,486
Qiagen ADR*                                               12,400          1,686
                                                                   ------------
                                                                         51,360
                                                                   ------------
SOUTH KOREA -- 2.6%
Samsung Electronics GDR (A)*                             145,400         25,954
                                                                   ------------
SPAIN -- 0.5%
Terra Networks*                                           66,300          5,331
                                                                   ------------
SWEDEN -- 7.0%
ABB                                                       40,800          4,800
Ericsson Telephone ADR*                                  444,100         41,662
NetCom, Cl B*                                            192,900         16,609
Securitas, Cl B*                                         246,400          5,951
                                                                   ------------
                                                                         69,022
                                                                   ------------
SWITZERLAND -- 0.7%
Ares Serono, Cl B                                          1,890          7,111
                                                                   ------------
UNITED KINGDOM -- 10.7%
Arm Holdings*                                             86,500          5,221
Baltimore Technologies*                                   71,100          9,738
British Sky Broadcasting                                 129,300          3,418
Cambridge Antibody Technology*                            60,800          1,973
Carlton Communications                                   188,600          2,284
Celltech Group*                                          249,900          4,521
COLT Telecom Group*                                      478,400         22,743
Logica                                                   373,200         12,488
Pearson                                                   61,600          2,140
Psion                                                    107,300          7,112
Shire Pharmaceuticals*                                   267,800          4,568
Skyepharma*                                              886,900          1,554
Vodafone AirTouch                                      5,107,257         28,347
                                                                   ------------
                                                                        106,107
                                                                   ------------

TOTAL FOREIGN COMMON STOCKS
     (Cost $485,414)                                                    906,427
                                                                   ------------

The accompanying notes are an integral part of the financial statements.


(42     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000

DESCRIPTION                                               SHARES    VALUE (000)
-------------------------------------------------------------------------------
FOREIGN PREFERRED STOCKS -- 1.3%
GERMANY -- 1.3%
SAP                                                       18,250   $     13,122
                                                                   ------------

TOTAL FOREIGN PREFERRED STOCKS
     (Cost $14,139)                                                      13,122
                                                                   ------------

RELATED PARTY MONEY MARKET FUND -- 5.7%
First American Prime Obligations Fund (B)             56,473,007         56,473
                                                                   ------------

TOTAL RELATED PARTY MONEY MARKET FUND
     (Cost $56,473)                                                      56,473
                                                                   ------------

TOTAL INVESTMENTS -- 98.2%
     (Cost $556,025)                                                    976,022
                                                                   ------------
OTHER ASSETS AND LIABILITIES, NET -- 1.8%                                17,532
                                                                   ------------

NET ASSETS:
Portfolio Capital-Class A ($.0001 par value --
     2 billion authorized) based on
     4,255,500 outstanding shares                                  $     59,558
Portfolio Capital-Class B ($.0001 par value --
     2 billion authorized) based on
     493,122 outstanding shares                                           8,037
Portfolio Capital-Class C ($.0001 par value --
     2 billion authorized) based on
     295,902 outstanding shares                                           6,285
Portfolio Capital-Class Y ($.0001 par value --
     2 billion authorized) based on
     35,517,539 outstanding shares                                      440,019
Accumulated net investment loss                                         (29,212)
Accumulated net realized gain on investments                             88,908
Net unrealized appreciation of investments                              419,997
Net unrealized depreciation of forward foreign
     currency contracts, foreign currency and
     translation of other assets and liabilities
     in foreign currency                                                    (38)
                                                                   ------------
TOTAL NET ASSETS -- 100.0%                                         $    993,554
                                                                   ------------
Net asset value and redemption price per share -- Class A          $      24.47
Maximum sales charge of 5.25% (C)                                          1.36
                                                                   ------------
Offering price per share -- Class A                                $      25.83
                                                                   ------------
Net asset value per share -- Class B (D)                           $      23.67
                                                                   ------------
Net asset value per share -- Class C (E)                           $      24.25
Maximum sales charge of 1.00% (F)                                          0.24
                                                                   ------------
Offering price per share -- Class C                                $      24.49
                                                                   ------------
Net asset value, offering price, and redemption
     price per share -- Class Y                                    $      24.51
                                                                   ------------

INTERNATIONAL FUND (CONCLUDED)

DESCRIPTION
-------------------------------------------------------------------------------
* Non-income producing security

(A) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors".

(B) This money market fund is advised by U.S. Bank National Association who also serves as advisor for this fund. See also the notes to the financial statements.

(C) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.25%.

(D) Class B has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(E) Class C has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(F) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.

ADR--American Depositary Receipt
Cl--Class
GDR--Global Depositary Receipt

At March 31, 2000, sector diversification of the Portfolio was as follows:

                                      % of
SECTOR DIVERSIFICATION              NET ASSETS    VALUE (000)
----------------------              ----------    -----------

FOREIGN COMMON STOCK
Electronics                            12.3%       $122,415
Cellular Telecommunications            12.0%        118,938
Semiconductors                         10.2%        101,610
Telecommunication Equipment             8.6%         85,182
Telecommunication Services              7.2%         71,693
Computer Services                       6.6%         65,094
Financial Services                      5.3%         52,899
Internet Services                       4.1%         40,408
Computers                               4.1%         40,325
Multimedia                              3.3%         32,985
Telephone                               2.9%         29,085
Audio/Video                             2.9%         28,647
Diversified Operations                  2.2%         21,968
Biomedical                              1.5%         15,291
Manufacturing                           1.4%         13,819
Computer Software                       1.1%         11,141
Real Estate                             0.9%          9,142
Communications Software                 0.8%          8,371
Insurance                               0.8%          7,887
Banking                                 0.8%          7,765
Pharmaceuticals                         0.6%          6,178
Security                                0.6%          5,952
Photographic Equipment                  0.5%          4,832
Engineering                             0.5%          4,800
                                      -----        --------
TOTAL FOREIGN COMMON STOCK             91.2%        906,427
TOTAL FOREIGN PREFERRED STOCK           1.3%         13,122
TOTAL RELATED PARTY
   MONEY MARKET FUND                    5.7%         56,473
                                      -----        --------
TOTAL INVESTMENTS                      98.2%        976,022
OTHER ASSETS AND
   LIABILITIES, NET                     1.8%         17,532
                                      -----        --------
NET ASSETS                            100.0%       $993,554
                                      =====        ========


                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000     43)

STATEMENTS OF NET ASSETS  MARCH 31, 2000 (UNAUDITED)

INTERNATIONAL INDEX FUND

DESCRIPTION                                               SHARES    VALUE (000)
-------------------------------------------------------------------------------
FOREIGN COMMON STOCKS -- 94.7%
AUSTRALIA -- 1.9%
Amcor                                                     18,082   $         63
Boral*                                                    13,213             18
Brambles Industries                                        5,692            145
Broken Hill Proprietary                                   26,847            291
Burns, Philp & Company*                                   15,097              4
Coca-Cola Amatil                                          21,218             53
Coles Myer                                                26,617            105
CSR                                                       26,547             56
Fosters Brewing                                           46,622            116
Goodman Fielder                                           41,964             31
Lend Lease                                                12,594            163
MIM Holdings                                               2,632              2
National Australia Bank                                   29,706            382
Newcrest Mining*                                          21,543             43
News Corporation                                          39,293            550
North Limited                                             18,526             32
Orica                                                      7,707             30
Origin Energy                                             13,213             11
Pacific Dunlop                                            34,457             33
Pioneer International                                     22,792             62
Rio Tinto                                                  7,547            107
Santos                                                    14,125             33
Southcorp Holdings                                        16,425             48
Westfield Trust                                           32,821             62
Westpac Banking                                           41,367            259
WMC                                                       28,033            110
                                                                   ------------
                                                                          2,809
                                                                   ------------
AUSTRIA -- 0.2%
Austrian Airlines                                          1,410             21
Bank Austria                                               1,386             67
BBAG Oest Brau-Beteiligungs                                  885             33
Flughafen Wien                                               772             29
Generale Holding Vienna                                      269             40
Oest Elektrizatswirts, Cl A                                  367             39
OMV                                                          340             26
VA Technologie                                               539             34
Wienerberger Baustoffindustrie                             2,048             42
                                                                   ------------
                                                                            331
                                                                   ------------
BELGIUM -- 0.7%
Bekaert                                                      870             42
Delhaize                                                   1,220             66
Electrabel                                                 1,159            306
Electrabel Strip*                                            300             --
Fortis, Cl B                                               8,388            215
Fortis Strip*                                                180             --
Groupe Bruxelles Lambert                                     641            136
KBC Bancassurance Holding                                  3,420            123
KBC Bancassurance Holding Strip*                              70             --
Solvay                                                     1,720            123
Union Miniere                                                428             15
                                                                   ------------
                                                                          1,026
                                                                   ------------

INTERNATIONAL INDEX FUND (CONTINUED)

DESCRIPTION                                               SHARES    VALUE (000)
-------------------------------------------------------------------------------
CANADA -- 0.0%
Boliden*                                                     781   $          1
                                                                   ------------
DENMARK -- 0.9%
Carlsberg, Cl A                                              562             16
Carlsberg, Cl B                                               36              1
D/S 1912, Cl B                                                20            228
D/S Svendborg, Cl B                                           15            243
Danisco                                                    1,429             46
Den Danske Bank                                              999            105
FLS Industries, Cl B                                       1,105             20
ISS International Service System, Cl B*                      840             55
Novo-Nordisk, Cl B                                         1,311            177
Radiometer, Cl B                                             417             14
Tele Danmark, Cl B                                         3,972            357
Unidanmark, Cl A                                           1,148             74
                                                                   ------------
                                                                          1,336
                                                                   ------------
FINLAND -- 3.4%
Kesko                                                      1,700             23
Kone Cl B                                                    300             17
Metra, Cl B                                                  700             13
Nokia                                                     22,600          4,772
Outokumpu                                                  3,500             43
Sampo Insurance, Cl A                                      1,350             52
Sanitec                                                       65              1
Stockmann, Cl A                                            1,200             18
Stora Enso, Cl A                                           2,546             27
Stora Enso, Cl R                                           4,433             47
UPM-Kymmene                                                5,740            162
                                                                   ------------
                                                                          5,175
                                                                   ------------
FRANCE -- 9.5%
Accor                                                      4,435            174
Air Liquide                                                1,947            270
Alcatel                                                    2,878            631
Aventis                                                    6,987            382
Axa                                                        7,207          1,020
Banque Nationale de Paris, Cl A                            3,482            274
BIC                                                        1,500             61
Bouygues                                                     751            594
Canal Plus                                                 2,684            590
Carrefour Supermarche                                      6,156            788
Casino Guichard-Perrachon                                  1,550            140
Chargeurs                                                    200             12
Compagnie de Saint Gobain                                  1,823            233
Danone                                                     1,201            265
Eridania Beghin-Say                                          650             54
Gecina                                                       264             27
L'Oreal                                                    1,143            737
Lafarge                                                    1,758            150
Lagardere SCA                                              2,210            179
Legrand                                                      480             89
Louis Vuitton Moet Hennessy                                1,609            672
Michelin, Cl B                                             3,273            105
Pernod Ricard                                              1,302             63
Peugeot Citroen                                              956            206

The accompanying notes are an integral part of the financial statements.


(44     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000

DESCRIPTION                                               SHARES    VALUE (000)
-------------------------------------------------------------------------------
Pinault-Printemps-Redoute                                  2,001   $        370
Sadexho Alliance                                             900            140
Sagem - New                                                  375            491
Sanofi-Synthelabo*                                         9,372            357
Schneider                                                  2,781            177
Sidel                                                        800             52
Simco                                                        841             63
Societe Eurafrance                                           110             50
Societe Generale, Cl A                                     1,557            310
Suez Lyonnaise des Eaux                                    2,492            428
Suez Lyonnaise des Eaux (BE)                               1,520            261
Suez Lyonnaise des Eaux Strip*                             1,520             --
Thomson CSF                                                2,632            107
Total Fina                                                11,500          1,720
Total Fina (BE)                                            2,079            313
Total Fina Strip*                                          2,079             --
Unibail                                                      250             33
Usinor                                                     2,568             41
Valeo                                                      1,778             87
Vivendi                                                   13,143          1,513
                                                                   ------------
                                                                         14,229
                                                                   ------------
GERMANY -- 8.2%
Adidas-Salomon                                               900             50
AGIV                                                         880             16
Allianz, Registered                                        3,550          1,443
BASF                                                       8,950            424
Bayer                                                     10,150            455
Beiersdorf                                                 1,250             88
Bilfinger & Berger Bau                                     1,200             18
Brau Und Brunnen*                                            150              5
Continental                                                3,100             56
DaimlerChrysler                                            9,919            648
Deutsche Bank                                              9,100            604
Deutsche Lufthansa, Registered                             6,000            137
Deutsche Telekom                                          37,950          3,053
Deutz*                                                       550              3
Dresdner Bank                                              8,000            325
Heidelberger Zement                                          995             56
Heidelberger Zement (BE)*                                    122              7
Hochtief                                                   1,900             54
HypoVereinsbank                                            6,387            394
Karstadtquelle                                             1,000             31
Linde                                                      1,500             64
MAN                                                        2,500             91
Merck KGAA                                                 2,800             89
Metro                                                      4,184            167
Muenchener Rueckvers, Registered                           2,650            851
Preussag                                                   2,000             92
RWE                                                        6,230            223
SAP                                                          970            543
Schering                                                   1,050            141
Siemens                                                    8,720          1,254
Thyssen Krupp*                                             7,500            185
Veba                                                       7,032            359
Viag                                                      10,400            211
Volkswagen                                                 5,000            218
                                                                   ------------
                                                                         12,355
                                                                   ------------

INTERNATIONAL INDEX FUND (CONTINUED)

DESCRIPTION                                               SHARES    VALUE (000)
-------------------------------------------------------------------------------
HONG KONG -- 2.1%
Bank of East Asia                                         15,886   $         35
Cable & Wireless HKT                                     180,839            474
Cathay Pacific Airways                                    54,000             80
Cheung Kong Holdings                                      33,000            494
Chinese Estates Holdings*                                114,725             19
CLP Holdings                                              29,500            132
Hang Seng Bank                                            27,300            238
Hong Kong and China Gas                                   66,831             84
Hong Kong and Shanghai Hotels*                            29,000             15
Hopewell Holdings                                         26,227             14
Hutchison Whampoa                                         54,000            974
Hysan Development                                          2,500              3
Miramar Hotel and Investment                              19,000             16
Peregrine Investment Holdings*                            13,000             --
Shangri-La Asia                                           38,000             43
Shun Tak Holdings                                         75,146             11
Sino Land                                                 20,657              9
South China Morning Post Holdings                         24,000             23
Sun Hung Kai Properties                                   34,000            295
Swire Pacific, Cl A                                       20,500            106
Television Broadcasts                                     10,000             89
Wharf Holdings                                             2,150              4
Wing Lung Bank                                             3,500             13
                                                                   ------------
                                                                          3,171
                                                                   ------------
IRELAND -- 0.3%
Allied Irish Banks                                        15,732            153
Greencore Group                                            5,342             16
Independent Newspapers                                     2,515             25
Irish Life & Permanent                                     5,087             46
Jefferson Smurfit Group                                   29,615             69
Kerry Group                                                4,102             53
Waterford Wedgwood Units                                  22,614             21
                                                                   ------------
                                                                            383
                                                                   ------------
ITALY -- 4.3%
Assicurazioni Generali                                    17,794            493
Banca Commerciale Italiana                                36,000            164
Banca Intesa                                              12,000             41
Benetton Group                                            33,400             69
Beni Stabili*                                             24,747             11
Burgo (Cartiere)                                           2,000             13
Edison                                                    10,000            104
ENI                                                      141,725            708
Fiat                                                       6,710            177
Fiat RNC                                                   2,640             35
Immsi*                                                     3,500              7
INA                                                       75,794            156
Italcementi                                               11,232             99
Italgas                                                   14,000             64
Mediaset                                                  16,984            337
Mediobanca                                                 8,000             65
Mondadori Editore                                          3,099             79
Montedison                                                51,740             90
Olivetti*                                                 52,800            189
Parmalat Finanziaria                                      23,400             26
Pirelli*                                                  31,000             80
Riunione Adriatica di Sicurta                             12,150            112


                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000     45)

STATEMENTS OF NET ASSETS  MARCH 31, 2000 (UNAUDITED)

DESCRIPTION                                               SHARES    VALUE (000)
-------------------------------------------------------------------------------
SAI                                                        3,000   $         23
San Paolo-IMI                                             24,747            338
Sirti                                                      3,500              7
SNIA BPD                                                  20,000             19
Telecom Italia                                            62,888            937
Telecom Italia Mobile                                    120,107          1,471
Telecom Italia Mobile RNC                                 31,894            152
Telecom Italia RNC                                         9,883             67
Unicredito Italiano                                       57,500            229
Unione Immobiliare                                        75,794             38
                                                                   ------------
                                                                          6,400
                                                                   ------------
JAPAN -- 25.4%
77 Bank                                                    8,000             57
Acom                                                       1,700            184
Advantest                                                  2,200            467
Ajinomoto                                                  8,000             97
Alps Electric                                              3,000             41
Amada                                                      5,000             40
Aoyama Trading                                             1,100             17
Asahi Bank                                                35,000            196
Asahi Breweries                                            7,000             70
Asahi Chemical Industry                                   19,000            121
Asahi Glass                                               16,000            136
Ashikaga Bank*                                             2,000              4
Bank of Tokyo-Mitsubishi                                  55,000            785
Bank of Yokohama                                          25,000            101
Bridgestone                                               10,000            220
Canon                                                     11,000            476
Central Japan Railway                                         27            163
Chugai Pharmaceutical                                      5,000             94
Citizen Watch                                              1,000              8
Credit Saison                                              3,900             65
Dai Nippon Printing                                       11,000            178
Daicel Chemical Industries                                10,000             34
Daiei*                                                    16,000             57
Daiichi Pharmaceutical                                     7,000            108
Daikin Industries                                          4,000             74
Dainippon Ink & Chemicals                                  5,000             20
Dainippon Screen Manufacturing*                            7,000             48
Daito Trust Construction                                   3,000             51
Daiwa House Industries                                     9,000             62
Daiwa Securities                                          16,000            301
Denki Kagaku Kogyo                                        13,000             49
Denso                                                     17,000            405
East Japan Railway                                            47            243
Ebara                                                      5,000             65
Eisai                                                      5,000            132
Fanuc                                                      3,100            325
Fuji Bank                                                 42,000            394
Fuji Photo Film                                            6,000            264
Fujitsu                                                   24,000            736
Furukawa Electric                                          8,000            134
Gunma Bank                                                13,000             71
Haseko*                                                   15,000              6
Hitachi                                                   39,000            463
Hokuriko Bank*                                             2,000              5
Honda Motor                                               12,000            495

INTERNATIONAL INDEX FUND (CONTINUED)

DESCRIPTION                                               SHARES    VALUE (000)
-------------------------------------------------------------------------------
House Foods                                                3,000   $         44
Hoya                                                       2,000            189
Industrial Bank of Japan                                  34,000            310
Isetan                                                     2,000             18
Ito-Yokado                                                 5,000            357
Itochu*                                                   20,000            106
Japan Airlines                                            24,000             64
Japan Energy                                              39,000             34
Japan Tobacco                                                 25            179
Joyo Bank                                                 16,000             65
Jusco                                                      6,000             90
Kajima                                                    25,000             69
Kaneka                                                     6,000             75
Kansai Electric Power                                      8,400            125
Kao                                                        7,000            214
Kawasaki Kisen                                            24,000             42
Kawasaki Steel                                            44,000             74
Kinden                                                     7,000             52
Kinki Nippon Railway                                      22,000             90
Kirin Brewery                                             13,000            159
Komatsu                                                   16,000             76
Konica                                                     3,000             14
Kubota                                                    26,000             89
Kurita Water Industries                                    3,000             58
Kyocera                                                    2,400            401
Kyowa Hakko Kogyo                                          7,000             79
Makita                                                     4,000             35
Marubeni                                                  24,000             90
Marui                                                      5,000             90
Matsushita Electric                                       24,000            717
Meiji Milk Products                                        6,000             37
Meiji Seika                                                7,000             49
Mitsubishi                                                19,000            172
Mitsubishi Chemical                                       28,000            111
Mitsubishi Electric                                       26,000            245
Mitsubishi Estate                                         16,000            173
Mitsubishi Heavy Industries                               43,000            135
Mitsubishi Materials                                      18,000             61
Mitsubishi Trust & Banking                                18,000            167
Mitsui                                                    19,000            153
Mitsui Fudosan Real Estate                                11,000            105
Mitsui Marine and Fire Insurance                          22,000             99
Mitsui Trust & Banking                                    17,000             23
Mori Seiki                                                 2,000             33
Murata Manufacturing                                       3,000            728
Mycal                                                      5,000             18
NEC                                                       28,000            826
New Oji Paper                                             23,000            161
NGK Insulators                                             8,000             69
NGK Spark Plug                                             4,000             46
Nichido Fire & Marine Insurance                            9,000             39
Nichirei                                                  11,000             31
Nippon Express                                            22,000            163
Nippon Fire & Marine Insurance                             8,000             20
Nippon Light Metal                                        35,000             31
Nippon Mitsubishi Oil                                     34,925            127
Nippon Paper Industries                                   13,000             93
Nippon Sheet Glass                                        22,000            223

The accompanying notes are an integral part of the financial statements.


(46     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000

DESCRIPTION                                               SHARES    VALUE (000)
-------------------------------------------------------------------------------
Nippon Shokubai                                            2,000   $          9
Nippon Steel                                             103,000            246
Nippon Telegraph & Telephone                                 179          2,840
Nippon Yusen Kabushik                                     35,000            148
Nissan Motors*                                            17,000             69
Nissin Food Products                                       3,000             68
Nitto Denko                                                3,000            120
NKK*                                                      80,000             51
Nomura Securities                                         32,000          1,043
NSK                                                        7,000             52
NTN                                                        2,000              6
Obayashi                                                  17,000             62
Odakyu Railway                                            19,000             62
Okamato Industries                                        13,000             30
Olympus Optical                                            7,000            108
Omron                                                      6,000            171
Orix                                                       1,680            243
Osaka Gas                                                 41,000             99
Penta-Ocean Construction                                   1,000              1
Pioneer Electronics                                        3,000             85
Rohm                                                       3,000          1,042
Sakura Bank                                               50,000            380
Sankyo                                                     7,000            176
Sanwa Shutter                                              9,000             27
Sanyo Electric                                            36,000            214
Sapporo Breweries                                         12,000             47
Secom                                                      6,000            514
Sega Enterprises                                           2,000             41
Sekisui Chemical                                          13,000             43
Sekisui House                                             17,000            156
Sharp                                                     17,000            363
Shimano                                                    3,000             57
Shimizu                                                   19,000             53
Shin-Etsu Chemical                                         7,000            424
Shiseido                                                   8,000            109
Shizuoka Bank                                             14,000            119
Showa Denko*                                              37,000             49
Sony                                                      14,200          2,004
Sumitomo                                                  21,000            254
Sumitomo Bank                                             48,000            715
Sumitomo Chemical                                         16,000             87
Sumitomo Electric                                         15,000            211
Sumitomo Forestry                                          3,000             19
Sumitomo Marine & Fire Insurance                          15,000             76
Sumitomo Metal*                                           65,000             51
Sumitomo Metal Mining                                     11,000             33
Taiheiyo Cement                                           25,000             42
Taisei                                                    12,000             19
Taisho Pharmaceutical                                      7,000            241
Takara Shuzo                                               5,000            112
Takashimaya                                                7,000             57
Takeda Chemical Industries                                18,000          1,279
Teijin                                                    26,000            110
Toa                                                        9,000             13
Tobu Railway                                               1,000              3
Toho                                                         470            126
Tohoku Electric Power                                     10,600            136
Tokai Bank                                                25,000            151
Tokio Marine & Fire Insurance                             27,000            277

INTERNATIONAL INDEX FUND (CONTINUED)

DESCRIPTION                                               SHARES    VALUE (000)
-------------------------------------------------------------------------------
Tokyo Broadcasting System                                  4,000   $        158
Tokyo Electric Power                                      21,000            460
Tokyo Electron                                             3,000            453
Tokyo Gas                                                 43,000             92
Tokyu                                                     24,000            106
Toppan Printing                                           16,000            179
Toray                                                     31,000            119
Tosho                                                     35,000            171
Tostem                                                     5,000             81
Toto                                                      10,000             51
Toyo Seikan Kaisha                                         3,000             51
Toyobo                                                    31,000             47
Toyoda Auto Loom                                           6,000            116
Toyota Motor                                              66,000          3,449
Ube Industries                                            39,000             88
Uniden Corportation                                        2,000             17
Yamaguchi Bank                                             4,000             28
Yamanouchi Pharmaceutical                                  7,000            383
Yamato Transport                                           8,000            229
Yamazaki Baking                                            5,000             48
Yasuda Trust & Banking                                    28,000             40
Yokogawa Electric                                          7,000             65
                                                                   ------------
                                                                         37,979
                                                                   ------------
MALAYSIA -- 0.0%
Silverstone*                                               3,325             --
YTL                                                        4,000              8
                                                                   ------------
                                                                              8
                                                                   ------------
NETHERLANDS -- 5.0%
ABN AMRO Holding                                          24,956            555
Ahold                                                      9,917            258
Akzo Nobel                                                 5,564            237
Buhrmann                                                   1,772             45
Elsevier                                                  13,457            136
Getronics*                                                 1,811            138
Heineken                                                   6,143            328
ING Groep                                                 16,419            888
Klm Royal Dutch Air                                        1,209             26
KPN                                                        8,193            937
Philips Electronics                                        5,726            961
Royal Dutch Petroleum                                     36,924          2,152
TNT Post Group                                             9,193            206
Unilever                                                   9,903            488
Vopak*                                                       867             24
Wolters Kluwer                                             5,044            116
                                                                   ------------
                                                                          7,495
                                                                   ------------
NEW ZEALAND -- 0.2%
Brierley Investments                                      66,325             13
Carter Holt Harvey                                        49,289             43
Fletcher Challenge Building                                3,165              3
Fletcher Challenge Energy                                  4,794             11
Fletcher Challenge Forest*                                19,179              5
Fletcher Challenge Paper                                   5,163              4
Lion Nathan                                               13,326             23
Telecom Corporation of New Zealand                        33,302            150
                                                                   ------------
                                                                            252
                                                                   ------------

                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000     47)

STATEMENTS OF NET ASSETS  MARCH 31, 2000 (UNAUDITED)

DESCRIPTION                                               SHARES    VALUE (000)
-------------------------------------------------------------------------------
NORWAY -- 0.4%
Bergesen, Cl A                                             2,400   $         43
CRH                                                       10,134            182
Dyno Industrier                                            1,200             27
Hafslund, Cl A                                             3,850             17
Hafslund, Cl B                                             1,600              5
Kvaerner*                                                  1,450             22
Norsk Hydro                                                5,650            213
Norske Skogindustrier                                        700             26
Orkla, Cl A                                                5,000             76
Petroleum Geo-Services*                                    1,000             18
Storebrand*                                                9,124             56
                                                                   ------------
                                                                            685
                                                                   ------------
SINGAPORE -- 0.6%
Asia Food & Properties*                                      666             --
City Developments                                          9,000             41
Cycle & Carriage                                           7,000             19
DBS Group Holdings                                        12,211            161
DBS Land                                                  20,000             26
Fraser & Neave                                             3,000              9
NatSteel                                                  16,000             37
Overseas Chinese Banking                                  21,141            131
Singapore Airlines                                        22,000            206
Singapore Press Holdings                                   8,038            128
Singapore Telecommunications                             111,000            158
United Industrial                                         77,000             32
United Overseas Bank                                       5,280             32
                                                                   ------------
                                                                            980
                                                                   ------------
SPAIN -- 3.0%
Acerinox*                                                    745             29
Altadis                                                    3,315             44
Autopistas Concesionaria Espanola                          5,150             48
Banco Bilbao Vizcaya                                      55,328            812
Banco Santander Central Hispano                           68,232            732
Corporacion Financiera Alba                                1,074             32
Corporacion Mapfre                                            94              2
Endesa                                                    17,984            412
Fomento de Construcciones y Contratas                      1,720             37
Gas Natural SDG                                            7,368            144
Iberdrola                                                 15,705            205
Metrovacesa                                                2,124             35
Repsol                                                    15,444            338
Telefonica*                                               56,004          1,413
Union Electrica Fenosa                                     4,413             91
Vallehermoso                                               2,745             18
Zardoya Otis                                               4,040             36
                                                                   ------------
                                                                          4,428
                                                                   ------------
SWEDEN -- 3.4%
Atlas Copco, Cl A                                          3,220             78
Drott, Cl B                                                2,459             25
Electrolux, Cl B                                           8,955            169
Ericsson, Cl B                                            33,454          2,935
Hennes & Mauritz, Cl B                                    16,340            453
Skandia Forsakrings                                       10,330            488
Skandinaviska Enskilda Banken, Cl A                       11,059            119

INTERNATIONAL INDEX FUND (CONTINUED)

DESCRIPTION                                               SHARES    VALUE (000)
-------------------------------------------------------------------------------
Skanska, Cl B                                              2,459   $         83
SKF, Cl B                                                  3,000             67
Svenska Cellulosa, Cl B*                                   4,410            104
Svenska Handlesbanken, Cl A                               13,353            164
Swedish Match                                             20,354             63
Trelleborg, Cl B                                           2,000             14
Volvo, Cl A                                                3,737             97
Volvo, Cl B                                                5,915            159
                                                                   ------------
                                                                          5,018
                                                                   ------------
SWITZERLAND -- 5.3%
ABB                                                        2,755            316
Adecco, Bearer                                               321            222
Alusuisse Lonza Group, Registered                            120             76
Credit Suisse Group, Registered                            4,774            950
Holderbank Financiere Glarus, Bearer                         141            168
Lonza*                                                       120             65
Nestle, Registered                                           650          1,164
Novartis, Registered                                       1,205          1,647
Roche Holding, Bearer                                         24            296
Roche Holding, Genusscheine                                  116          1,259
SAirGroup, Registered                                        250             47
Schindler Holding, Participating Certificates                 25             37
Schindler Holding, Registered                                 25             37
SGS Holding, Bearer*                                          52            102
SGS Holding, Registered*                                       1             --
Swatch Group, Bearer                                          56             65
Swatch Group, Registered                                     273             64
Swiss Reinsurance, Registered                                262            454
UBS, Registered                                            3,666            963
Valora Holding, Registered                                    70             21
Zurich Allied, Registered                                     60             30
                                                                   ------------
                                                                          7,983
                                                                   ------------
UNITED KINGDOM -- 19.9%
Abbey National                                            24,886            327
Allied Zurich                                             31,245            343
Anglian Water                                              6,007             50
Arjo Wiggins Appleton                                     21,135             55
Associated British Food                                   13,873             92
AstraZeneca Group                                         17,854            722
AstraZeneca Group (SK)                                    15,833            639
Barclays                                                  24,874            658
Bass                                                      16,415            206
BBA Group                                                  9,021             59
BG Group                                                  66,591            375
BICC Group                                                10,071             11
Blue Circle Industries                                    21,510            143
BOC Group                                                 11,781            230
Boots                                                     17,913            153
BP Amoco                                                 212,006          1,936
BPB                                                       11,171             56
British Aerospace                                         58,376            329
British Aerospace CALS                                     7,691             12
British Airways                                           13,920             73
British American Tobacco                                  31,245            172
British Sky Broadcasting                                  35,649            942
British Telecommunications                               115,904          2,169

The accompanying notes are an integral part of the financial statements.


(48     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000

DESCRIPTION                                               SHARES    VALUE (000)
-------------------------------------------------------------------------------
Burmah Castrol                                             3,717   $         91
Cadbury Schweppes                                         44,648            300
Caradon                                                   15,828             35
Carlton Communications                                    13,900            168
Centrica                                                  68,043            260
CGU                                                       12,556            175
Coats Viyella                                             22,869             15
Coca-Cola Beverages*                                      21,218             38
Corus Group                                               60,009             97
De La Rue                                                  5,595             24
Diageo                                                    62,135            466
Electrocomponents                                          9,618             97
Elementis                                                  8,335             13
EMI Group                                                 14,007            155
GKN                                                        9,305            116
Glaxo Wellcome                                            63,131          1,805
Granada Group                                             35,374            379
Great Universal Stores                                    20,164            122
Hammerson                                                 10,193             65
Hanson                                                    16,883            120
Hilton Group                                              33,285            155
HSBC Holdings                                            137,214          1,619
IMI                                                        4,909             18
Imperial Chemical Industries                              11,818             99
Invensys                                                  36,987            164
J Sainsbury                                               34,011            153
Johnson Matthey                                            4,897             56
Kingfisher                                                23,084            189
Land Securities                                            2,531             30
Lasmo                                                     21,742             42
Legal & General Group                                    101,228            262
Lloyds TSB                                                94,173            993
Lonrho                                                     4,890             51
Marconi                                                   56,794            677
Marks & Spencer                                           52,234            208
MEPC                                                      12,784             85
National Grid Group                                       31,901            291
National Power                                            21,756            109
Next                                                       6,829             51
Nycomed Amersham                                             258              2
Pearson                                                   13,897            483
Peninsular and Oriental Steam Navigation                  10,802            112
Pilkington                                                29,405             34
Provident Financial                                        5,269             47
Prudential                                                38,852            586
Racal Electronics                                          6,572             44
Rank Group                                                16,954             41
Reed International                                        22,618            165
Reuters Group                                             28,619            580
Rexam                                                     12,784             44
Rio Tinto                                                 20,309            340
RMC Group                                                  6,560             81
Rolls-Royce                                               33,703            109
Royal & Sun Alliance Insurance Group                      26,839            168
Royal Bank of Scotland Group                              17,283            254
Safeway                                                   23,210             70
Schroders                                                  5,194            109

INTERNATIONAL INDEX FUND (CONTINUED)

DESCRIPTION                                      SHARES/PAR (000)   VALUE (000)
-------------------------------------------------------------------------------
Scottish & Newcastle                                      13,226   $         92
Scottish Power                                            22,765            184
Selfridges                                                 2,797             11
Slough Estates                                             9,571             53
SmithKline Beecham                                        97,428          1,285
Smiths Industries                                          6,601             80
Sun Life & Provincial Holdings                             4,001             28
Tate & Lyle                                               10,382             36
Tesco                                                    126,894            422
Thames Water                                               8,322             94
TI Group                                                  10,548             52
Unilever                                                  56,220            360
United Biscuits                                           13,488             56
United Utilities                                          11,993            125
Vodafone AirTouch                                        300,920          1,670
Vodafone AirTouch (EU)*                                  418,648          2,280
Williams                                                  16,024             81
Wolseley                                                  12,805             70
                                                                   ------------
                                                                         29,793
                                                                   ------------

TOTAL FOREIGN COMMON STOCKS
     (Cost $88,495)                                                     141,837
                                                                   ------------

FOREIGN PREFERRED STOCKS -- 0.7%
AUSTRALIA -- 0.3%
News Corporation                                          35,455            420
                                                                   ------------
GERMANY -- 0.4%
RWE                                                          250              7
SAP                                                          710            511
Volkswagen                                                 2,000             52
                                                                   ------------
                                                                            570
                                                                   ------------
ITALY -- 0.0%
Fiat                                                       3,190             47
                                                                   ------------

TOTAL FOREIGN PREFERRED STOCKS
     (Cost $435)                                                          1,037
                                                                   ------------

FOREIGN CONVERTIBLE BONDS -- 0.0%
SPAIN -- 0.0%
Banco Bilbao Viscaya
     0.000%, 07/30/02                                     EU  12             12
                                                                   ------------
UNITED KINGDOM -- 0.0%
BG Transco Holdings (A)
     7.057%, 12/14/09                                     GB   9             14
     4.188%, 12/14/22                                     GB   9             14
BG Transco Holdings
     7.000%, 12/16/24                                     GB   9             14
                                                                   ------------
                                                                             42
                                                                   ------------

TOTAL FOREIGN CONVERTIBLE BONDS
     (Cost $12)                                                              54
                                                                   ------------


                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000     49)

STATEMENTS OF NET ASSETS  MARCH 31, 2000 (UNAUDITED)

DESCRIPTION                                               SHARES    VALUE (000)
-------------------------------------------------------------------------------
FOREIGN WARRANTS -- 0.0%
FRANCE -- 0.0%
Vivendi, expire 05/02/2001*                                   19   $         --
                                                                   ------------
HONG KONG -- 0.0%
Chinese Estates Holdings, expire 11/24/2000*              10,429             --
                                                                   ------------
MALAYSIA -- 0.0%
United Engineers, expire 11/18/2002*                       5,600             10
                                                                   ------------
SINGAPORE -- 0.0%
Asia Food & Properties, expire 07/12/2002*                 2,900             --
                                                                   ------------
SWITZERLAND -- 0.0%
UBS, expire 06/30/2000*                                      195              3
                                                                   ------------

TOTAL FOREIGN WARRANTS
     (Cost $0)                                                               13
                                                                   ------------

FOREIGN RIGHTS -- 0.0%
CANADA -- 0.0%
Boliden*                                                     781             --
                                                                   ------------
FRANCE -- 0.0%
Bouygues*                                                    751              4
Lafarge*                                                   1,758             --
                                                                   ------------
                                                                              4
                                                                   ------------

TOTAL FOREIGN RIGHTS
     (Cost $0)                                                                4
                                                                   ------------

RELATED PARTY MONEY MARKET FUND -- 0.7%
First American Prime Obligations Fund (B)              1,016,313          1,016
                                                                   ------------

TOTAL RELATED PARTY MONEY MARKET FUND
     (Cost $1,016)                                                        1,016
                                                                   ------------

TOTAL INVESTMENTS -- 96.1%
     (Cost $89,958)                                                     143,961
                                                                   ------------
OTHER ASSETS AND LIABILITIES, NET -- 3.9%                                 5,778
                                                                   ------------

INTERNATIONAL INDEX FUND (CONTINUED)

DESCRIPTION                                                         VALUE (000)
-------------------------------------------------------------------------------
NET ASSETS:
Portfolio Capital-Class A ($.0001 par value --
     2 billion authorized) based on
     239,014 outstanding shares                                    $      2,525
Portfolio Capital-Class B ($.0001 par value --
     2 billion authorized) based on
     65,641 outstanding shares                                              809
Portfolio Capital-Class C ($.0001 par value --
     2 billion authorized) based on
     579 outstanding shares                                                   8
Portfolio Capital-Class Y ($.0001 par value --
     2 billion authorized) based on
     9,731,900 outstanding shares                                        94,183
Distributions in excess of net investment income                           (976)
Accumulated net realized loss on investments                               (772)
Net unrealized appreciation of investments                               54,003
Net unrealized depreciation of forward foreign
     currency contracts, foreign currency and
     translation of other assets and liabilities
     in foreign currency                                                    (41)
                                                                   ------------
TOTAL NET ASSETS -- 100.0%                                         $    149,739
                                                                   ------------
Net asset value and redemption price per share -- Class A          $      14.87
Maximum sales charge of 5.25% (C)                                          0.82
                                                                   ------------
Offering price per share -- Class A                                $      15.69
                                                                   ------------
Net asset value per share -- Class B (D)                           $      14.81
                                                                   ------------
Net asset value per share -- Class C (E)                           $      14.86
Maximum sales charge of 1.00% (F)                                          0.15
                                                                   ------------
Offering price per share -- Class C                                $      15.01
                                                                   ------------
Net asset value, offering price, and redemption
     price per share -- Class Y                                    $      14.92
                                                                   ------------
* Non-income producing security

(A) Variable Rate Security -- the rate reported on the Statement of Net Assets is the rate in effect as of March 31, 2000.

(B) This money market fund is advised by U.S. Bank National Association who also serves as advisor for this fund. See also the notes to the financial statements.

(C) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.25%.

(D) Class B has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(E) Class C has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(F) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.

BE--Brussels Exchange
CALS--Capital Amortizing Loan Stock
Cl--Class
EU--Euro
GB--Great British Pound
RNC--Risparmio Non-Convertible
SK--Swedish Krona

The accompanying notes are an integral part of the financial statements.


(50     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000

INTERNATIONAL INDEX FUND (CONCLUDED)

--------------------------------------------------------------------------------
At March 31, 2000, sector diversification of the Portfolio was as follows:

                                      % of
SECTOR DIVERSIFICATION              NET ASSETS    VALUE (000)
----------------------              ----------    -----------

FOREIGN COMMON STOCK
Banking                                11.5%       $ 17,255
Telecommunications                     10.4%         15,596
Telephone                               7.9%         11,773
Pharmaceuticals                         7.7%         11,457
Electronics                             7.1%         10,657
Food, Beverage & Tobacco                6.1%          9,067
Oil & Gas                               5.8%          8,678
Insurance                               4.9%          7,291
Automotive                              4.5%          6,689
Diversified Operations                  4.3%          6,398
Chemicals                               2.2%          3,308
Retail                                  2.1%          3,150
Audio/Video                             1.9%          2,806
Television                              1.8%          2,671
Financial Services                      1.8%          2,651
Manufacturing                           1.8%          2,624
Construction                            1.7%          2,600
Computers                               1.5%          2,256
Transportation                          1.4%          2,165
Real Estate                             1.2%          1,751
Mining                                  0.8%          1,205
Cosmetics & Toiletries                  0.8%          1,148
Publishing                              0.7%          1,053
Paper Products                          0.6%            942
Wholesaler                              0.5%            822
Recreation                              0.5%            774
Metals                                  0.5%            734
Consumer Goods                          0.5%            717
Airlines                                0.4%            682
Machinery                               0.4%            649
Engineering                             0.3%            466
Defense                                 0.3%            450
Photographic Equipment                  0.3%            386
Textiles                                0.2%            372
Building Materials                      0.2%            324
Commercial Services                     0.1%            157
Water Treatment                         0.0%             58
Agriculture                             0.0%             53
Medical Supplies                        0.0%              2
                                      -----        --------
TOTAL FOREIGN COMMON STOCK             94.7%        141,837
TOTAL FOREIGN PREFERRED STOCK           0.7%          1,037
TOTAL FOREIGN CONVERTIBLE BONDS         0.0%             54
TOTAL FOREIGN WARRANTS                  0.0%             13
TOTAL FOREIGN RIGHTS                    0.0%              4
TOTAL RELATED PARTY
   MONEY MARKET FUND                    0.7%          1,016
                                      -----        --------
TOTAL INVESTMENTS                      96.1%        143,961
OTHER ASSETS AND
   LIABILITIES, NET                     3.9%          5,778
                                      -----        --------
NET ASSETS                            100.0%       $149,739
                                      =====        ========


                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000     51)

STATEMENTS OF OPERATIONS for the six months ended March 31, 2000 (unaudited) in thousands

                                                          EMERGING       INTERNATIONAL    INTERNATIONAL
                                                      MARKETS FUND                FUND       INDEX FUND
--------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                    $   90           $   1,198          $    31
Dividends                                                       99                 704              903
Less: Foreign taxes withheld                                   (14)                (97)             (93)
--------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                        175               1,805              841
========================================================================================================
EXPENSES:
Investment advisory fees                                       385               5,112              507
Less: Waiver of investment advisory fees                       (54)               (654)            (168)
Administrator fees                                              33                 445               79
Transfer agent fees                                             44                 118               25
Custodian fees                                                  31                 409               72
Directors' fees                                                  1                   8                1
Registration fees                                                3                  33                4
Professional fees                                                1                   8                1
Printing                                                         2                  29                5
Pricing fees                                                     1                  12                2
Distribution fees - Class A                                      7                  93                4
Distribution fees - Class B                                     --                  37                5
Distribution fees - Class C                                     --                  15               --
Other                                                           --                   4               15
--------------------------------------------------------------------------------------------------------
TOTAL NET EXPENSES                                             454               5,669              552
========================================================================================================
Investment income (loss) - net                                (279)             (3,864)             289
--------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAINS (LOSSES)
ON INVESTMENTS AND FOREIGN CURRENCY
TRANSACTIONS - NET:
Net realized gain (loss) on investments                      7,613              89,203             (285)
Net realized loss on forward foreign currency contracts
 and foreign currency transactions                            (131)            (13,973)             (12)
Net change in unrealized appreciation/depreciation of
 investments                                                19,140             287,145           21,010
Net change in unrealized appreciation/depreciation of
 forward foreign currency contracts, foreign currency
 and translation of other assets and liabilities in
 foreign currency                                               (4)              2,660              (44)
--------------------------------------------------------------------------------------------------------
NET GAIN ON INVESTMENTS                                     26,618             365,035           20,669
========================================================================================================
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS                                 $26,339           $ 361,171          $20,958
========================================================================================================

The accompanying notes are an integral part of the financial statements.


(52     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000

STATEMENTS OF CHANGES IN NET ASSETS in thousands

                                                   EMERGING         INTERNATIONAL         INTERNATIONAL
                                               MARKETS FUND                  FUND            INDEX FUND
--------------------------------------------------------------------------------------------------------
                                         10/1/99    10/1/98    10/1/99    10/1/98    10/1/99    10/1/98
                                              to         to         to         to         to         to
                                         3/31/00    9/30/99    3/31/00    9/30/99    3/31/00    9/30/99
--------------------------------------------------------------------------------------------------------
                                        (unaudited)           (unaudited)           (unaudited)
OPERATIONS:
Investment income (loss) - net          $   (279)  $   (132)  $ (3,864)  $ (2,221)  $    289   $  1,462
Net realized gain (loss) on investments    7,613     (2,960)    89,203     37,390       (285)      (344)
Net realized loss on forward foreign
 currency contracts and foreign
 currency transactions                      (131)      (144)   (13,973)    (5,078)       (12)       (26)
Net change in unrealized
 appreciation/depreciation
 of investments                           19,140      8,273    287,145    104,902     21,010     32,483
Net change in unrealized appreciation/
 depreciation of forward foreign
 currency contracts, foreign currency
 and translation of other assets and
 liabilities in foreign currency              (4)         8      2,660     (2,768)       (44)       (25)
--------------------------------------------------------------------------------------------------------
Net increase in net assets resulting
 from operations                          26,339      5,045    361,171    132,225     20,958     33,550
--------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
FROM:
Investment income - net:                                                                                  (1)See note 4 in the notes
  Class A                                     --         --         --       (209)       (16)       (37)     to the financial
  Class B                                     --         --         --         --         (3)        (3)     statements for
  Class C                                     --         --         --         --         --         --      additional information.
  Class Y                                     --         --         --     (2,103)      (784)    (1,798)  (2)Includes undistributed
Net realized gain on investments:                                                                            losses of $(740) and
  Class A                                     --         --     (2,835)    (2,619)        --       (145)     $(330) for Emerging
  Class B                                     --         --       (270)      (172)        --        (11)     Markets Fund, an
  Class C                                     --         --        (76)        --         --         --      undistributed loss of
  Class Y                                     --         --    (31,136)   (20,724)        --     (8,207)     $(29,212) and
--------------------------------------------------------------------------------------------------------     distribution in excess
Total distributions                           --         --    (34,317)   (25,827)      (803)   (10,201)     of net investment
--------------------------------------------------------------------------------------------------------     income of $(11,375) for
CAPITAL SHARE TRANSACTIONS(1):                                                                               International Fund, and
Class A:                                                                                                     distributions in excess
  Proceeds from sales                        293        284     94,833    105,801      1,803     10,825      of net investment
  Reinvestment of distributions               --         --      2,735      2,677         15        170      income of $(976) and
  Payments for redemptions                (1,410)    (2,125)   (69,482)  (111,891)    (2,165)    (9,974)     $(450) for
--------------------------------------------------------------------------------------------------------     International Index
Increase (decrease) in net assets from                                                                       Fund, as of March 31,
 Class A transactions                     (1,117)    (1,841)    28,086     (3,413)      (347)     1,021      2000 and September 30,
--------------------------------------------------------------------------------------------------------     1999, respectively.
Class B:
  Proceeds from sales                         57         12      5,098      1,166        350        560
  Reinvestment of distributions               --         --        266        169          3         14
  Payments for redemptions                    (2)        --       (576)      (669)      (200)       (53)
--------------------------------------------------------------------------------------------------------
Increase in net assets from Class B
 transactions                                 55         12      4,788        666        153        521
--------------------------------------------------------------------------------------------------------
Class C:
  Proceeds from sales                          5         --      5,683        940          8         --
  Reinvestment of distributions               --         --         69         --         --         --
  Payments for redemptions                    --         --       (362)       (30)        --         --
--------------------------------------------------------------------------------------------------------
Increase in net assets from Class C
 transactions                                  5         --      5,390        910          8         --
--------------------------------------------------------------------------------------------------------
Class Y:
  Proceeds from sales                      7,196     32,241    159,564    162,038      1,707      6,825
  Reinvestment of distributions               --         --     16,572     12,193         48      7,990
  Payments for redemptions                (6,641)    (3,467)  (105,282)  (121,781)    (8,018)   (10,815)
--------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
 Class Y transactions                        555     28,774     70,854     52,450     (6,263)     4,000
--------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
 capital share transactions                 (502)    26,945    109,118     50,613     (6,449)     5,542
--------------------------------------------------------------------------------------------------------
Total increase in net assets              25,837     31,990    435,972    157,011     13,706     28,891
NET ASSETS AT BEGINNING OF PERIOD         44,819     12,829    557,582    400,571    136,033    107,142
========================================================================================================
NET ASSETS AT END OF PERIOD (2)         $ 70,656   $ 44,819   $993,554   $557,582   $149,739   $136,033
========================================================================================================

The accompanying notes are an integral part of the financial statements.


                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000     53)

FINANCIAL HIGHLIGHTS For a share outstanding, throughout the periods ended September 30, unless otherwise indicated

                                                               REALIZED AND
                                     NET ASSET                   UNREALIZED       DIVIDENDS                  DISTRIBUTIONS
                                         VALUE            NET      GAINS OR        FROM NET   DISTRIBUTIONS           FROM
                                     BEGINNING     INVESTMENT   (LOSSES) ON      INVESTMENT            FROM      RETURN OF
                                     OF PERIOD  INCOME (LOSS)   INVESTMENTS          INCOME   CAPITAL GAINS        CAPITAL
---------------------------------------------------------------------------------------------------------------------------
EMERGING MARKETS FUND
Class A(1)
 2000* (unaudited)(15)                $  6.77       $ (0.05)       $  4.03       $     --          $    --        $    --
 1999(15)                                5.61         (0.04)          1.20             --               --             --
 1998                                   10.96         (0.15)         (5.18)         (0.02)              --             --
 1997                                    8.85          0.02           2.10          (0.01)              --             --
 1996(2)                                 8.84          0.01             --             --               --             --
 1996(3)                                 7.20          0.01           1.63             --               --             --
 1995(4)                                 9.14            --          (1.94)            --               --             --
Class B - FAIF(15)
 2000* (unaudited)                    $  6.72       $ (0.09)       $  4.00       $     --          $    --        $    --
 1999(15)                                5.60         (0.08)          1.20             --               --             --
 1998(5)                                 7.27            --          (1.67)            --               --             --
Class B - Piper
 1998(6)                              $ 10.86       $ (0.08)       $ (1.07)      $  (0.02)         $    --        $    --
 1997(7)                                10.13            --           0.73             --               --             --
Class C
 2000* (unaudited)(15)(16)            $  9.96       $ (0.02)       $  0.80       $     --          $    --        $    --
Class Y
 2000* (unaudited)(15)                $  6.80       $ (0.04)       $  4.05       $     --          $    --        $    --
 1999(15)                                5.62         (0.02)          1.20             --               --             --
 1998(5)                                 7.27          0.01          (1.66)            --               --             --
---------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL FUND
Class A
 2000* (unaudited)(15)                $ 15.64       $ (0.13)       $  9.91       $     --          $ (0.95)       $    --
 1999(15)                               12.55         (0.10)          3.97          (0.06)(C)        (0.72)            --
 1998                                   13.18          0.06           0.02          (0.46)(C)        (0.25)            --
 1997                                   10.28          0.01           3.04          (0.15)(C)           --             --
 1996                                   10.28         (0.02)          0.20          (0.18)(C)           --             --
 1995                                   10.21            --           0.07             --               --             --
Class B
 2000* (unaudited)(15)                $ 15.21       $ (0.20)       $  9.61       $     --          $ (0.95)       $    --
 1999(15)                               12.27         (0.20)          3.86             --            (0.72)            --
 1998                                   12.97         (0.07)          0.03          (0.41)(C)        (0.25)            --
 1997                                   10.14         (0.08)          3.01          (0.10)(C)           --             --
 1996                                   10.20         (0.07)          0.17          (0.16)(C)           --             --
 1995                                   10.21         (0.03)          0.02             --               --             --
Class C
 2000* (unaudited)(15)                $ 15.57       $ (0.21)       $  9.84       $     --          $ (0.95)       $    --
 1999(8)(15)                            14.32         (0.12)          1.37             --               --             --
Class Y
 2000* (unaudited)(15)                $ 15.65       $ (0.10)       $  9.91       $     --          $ (0.95)       $    --
 1999(15)                               12.55         (0.06)          3.95          (0.07)(C)        (0.72)            --
 1998                                   13.23          0.07           0.01          (0.51)(C)        (0.25)            --
 1997                                   10.31          0.03           3.06          (0.17)(C)           --             --
 1996                                   10.30         (0.01)          0.22          (0.20)(C)           --             --
 1995                                   10.22          0.01           0.07             --               --             --
---------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL INDEX FUND(B)
Class A
 2000* (unaudited)(15)                $ 12.92       $  0.01        $  2.01       $  (0.07)         $    --        $    --
 1999(15)                               10.69          0.10           3.13          (0.15)           (0.85)            --
 1998(9)                                10.94          0.11          (0.20)         (0.16)              --             --
 1997(10)                               12.32          0.05          (1.41)         (0.02)              --             --
 1997(11)                               10.64          0.10           1.70          (0.09)           (0.02)         (0.01)
 1996(11)                               10.45          0.07           0.17          (0.05)              --             --
 1995(11)(12)                           10.00            --           0.45             --               --             --
Class B
 2000* (unaudited)(15)                $ 12.89       $ (0.04)       $  2.01       $  (0.05)         $    --        $    --
 1999(15)                               10.68          0.06           3.08          (0.08)           (0.85)            --
 1998(9)                                10.99          0.05          (0.21)         (0.15)              --             --
 1997(13)(14)                           11.08            --          (0.09)            --               --             --
Class C
 2000* (unaudited)(15)(16)            $ 13.96       $  0.01        $  0.89       $     --          $    --        $    --
Class Y
 2000* (unaudited)(15)                $ 12.96       $  0.03        $  2.01       $  (0.08)         $    --        $    --
 1999(15)                               10.71          0.14           3.14          (0.18)           (0.85)            --
 1998(9)                                10.99          0.14          (0.20)         (0.22)              --             --
 1997(10)                               12.37          0.06          (1.41)         (0.03)              --             --
 1997(11)                               10.69          0.13           1.70          (0.12)           (0.02)         (0.01)
 1996(11)                               10.48          0.09           0.18          (0.06)              --             --
 1995(11)(12)                           10.00          0.01           0.47             --               --             --
---------------------------------------------------------------------------------------------------------------------------

   +Returns are for the period indicated and have not been annualized.
   *For the six month period ended March 31. All ratios for the period have been annualized.
(A) Excluding sales charges.
(B) The financial highlights for International Index Fund as set forth herein include the historical financial highlights of the Qualivest International Opportunities Fund Class A and Class Y shares. The assets of the International Opportunities Fund were acquired by International Index Fund on November 21, 1997. In connection with such acquisition, (i) Class A and Class C shares of the Qualivest International Opportunities Fund were exchanged for Class A shares of International Index Fund; and (ii) Qualivest Class Y shares were exchanged for Class Y shares of International Index Fund.
(C) Includes distributions in excess of net investment income due to tax treatment of foreign currency related transactions.
(1) The financial highlights for Emerging Markets Fund as set forth herein include the historical financial highlights of the Piper Emerging Markets Growth Fund Class A shares. The assets of the Piper Emerging Markets Growth Fund were acquired by Emerging Markets Fund on August 7, 1998. In connection with such acquisition, Class A shares of the Piper Emerging Markets Growth Fund were exchanged for Class A shares of the Emerging Markets Fund. On August 7, 1998, the fund's advisor changed from Piper Capital Management Incorporated to U.S. Bank N.A.
(2) For the three month period July 1, 1996, to September 30, 1996. All ratios for the period have been annualized.
(3) Emerging Markets Growth Fund commenced operations and acquired the net assets of Hercules Latin American Value Fund on June 21, 1996, via a tax-free reorganization. Emerging Markets Growth Fund had no assets or liabilities prior to the acquisition. Consequently, the information presented for Emerging Markets Growth Fund prior to June 21, 1996, represents the financial history of Hercules Latin American Value Fund. As a result of the reorganization, the fund's subadvisor changed from Bankers Trust Company to Edinburgh Fund Managers plc. On July 18, 1995, shareholders of Hercules Latin American Value Fund approved a change in the fund's advisor from Hercules International Management LLC to Piper Capital Management Incorporated.


(54     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000

                                                                                  RATIO OF      RATIO OF
                                                               RATIO OF NET    EXPENSES TO    NET INCOME
  NET ASSET                                       RATIO OF       INVESTMENT        AVERAGE    TO AVERAGE
      VALUE                      NET ASSETS    EXPENSES TO    INCOME (LOSS)     NET ASSETS    NET ASSETS   PORTFOLIO
     END OF           TOTAL          END OF        AVERAGE       TO AVERAGE     (EXCLUDING    (EXCLUDING    TURNOVER
     PERIOD      RETURN (A)    PERIOD (000)     NET ASSETS       NET ASSETS       WAIVERS)      WAIVERS)        RATE
---------------------------------------------------------------------------------------------------------------------


  $  10.75          58.79%+       $  5,752          1.70%           (1.13)%         1.88%         (1.31)%        66%
      6.77          20.68            4,551          1.70            (0.54)          2.02          (0.86)        138
      5.61         (48.91)           5,384          1.96            (1.09)          3.43          (2.56)         48
     10.96          23.91           16,998          2.00             0.17           3.34          (1.17)        105
      8.85           0.11+          13,772          2.00             0.26           4.09          (1.83)          0
      8.84          22.78           13,936          2.00             0.26           3.54          (1.28)        140
      7.20         (21.23)          22,624          2.00             0.15           3.47          (1.32)        161

  $  10.63          58.18%+       $     75          2.45%           (1.75)%         2.64%         (1.94)%        66%
      6.72          20.00               13          2.45            (1.19)          2.72          (1.46)        138
      5.60         (22.97)+              1          2.46            (0.43)          4.30          (2.27)         48

  $   9.69         (10.59)%+      $     --          2.76%           (2.24)%         4.12%         (3.60)%        34%
     10.86           7.21              310          2.64             0.03           3.39          (0.72)        105

  $  10.74           7.83%+       $      5          2.45%           (0.98)%         2.65%         (1.18)%        66%

  $  10.81          58.97%+       $ 64,823          1.45%           (0.88)%         1.62%         (1.05)%        66%
      6.80          21.00           40,255          1.45            (0.35)          1.73          (0.63)        138
      5.62         (22.70)+          7,444          1.46             0.83           3.30          (1.01)         48
---------------------------------------------------------------------------------------------------------------------


  $  24.47          64.67%+       $104,130          1.60%           (1.15)%         1.76%         (1.31)%        52%
     15.64          32.16           48,154          1.60            (0.71)          1.76          (0.87)        150
     12.55           1.11           40,204          1.69             0.13           1.81           0.01         102
     13.18          30.03            8,003          1.92            (0.09)          1.92          (0.09)         96
     10.28           1.84            1,964          1.97            (0.28)          1.97          (0.28)        100
     10.28           0.69              876          1.93            (0.13)          2.06          (0.26)         57

  $  23.67          64.04%+       $ 11,671          2.35%           (1.88)%         2.51%         (2.04)%        52%
     15.21          31.06            4,338          2.35            (1.46)          2.51          (1.62)        150
     12.27           0.13            2,892          2.44            (0.64)          2.56          (0.76)        102
     12.97          29.13            2,188          2.67            (0.94)          2.67          (0.94)         96
     10.14           1.02            1,175          2.72            (0.96)          2.72          (0.96)        100
     10.20          (0.10)             306          2.76            (0.95)          2.81          (1.00)         57

  $  24.25          63.97%+       $  7,176          2.35%           (1.82)%         2.52%         (1.99)%        52%
     15.57           8.73+           1,009          2.35            (1.22)          2.53          (1.40)        150

  $  24.51          64.83%+       $870,577          1.35%           (0.91)%         1.51%         (1.07)%        52%
     15.65          32.40          504,081          1.35            (0.44)          1.51          (0.60)        150
     12.55           1.15          357,475          1.44             0.42           1.56           0.30         102
     13.23          30.38          217,414          1.67             0.06           1.67           0.06          96
     10.31           2.11          135,238          1.72            (0.06)          1.72          (0.06)        100
     10.30           0.78           94,400          1.74             0.12           1.81           0.05          57
---------------------------------------------------------------------------------------------------------------------


  $  14.87          15.66%+       $  3,555          1.00%            0.19%          1.24%         (0.05)%         0%
     12.92          31.70            3,437          1.00             0.83           1.25           0.58           0
     10.69          (1.05)+          1,873          0.99             1.21           1.22           0.98           0
     10.94         (11.03)+          1,270          0.92             0.98           1.21           0.69           0
     12.32          17.03            1,605          0.98             0.90           1.28           0.60           3
     10.64           2.29            2,005          1.06             0.84           1.35           0.55           6
     10.45           4.50+              20          1.40             0.23           1.54           0.09           0

  $  14.81          15.29%+       $    972          1.75%           (0.57)%         1.98%         (0.80)%         0%
     12.89          30.66              700          1.75             0.41           2.01           0.15           0
     10.68          (1.53)+            118          1.74             0.72           1.97           0.49           0
     10.99          (0.36)+              1          1.29             0.00           1.29           0.00           0

  $  14.86           6.45%+       $      8          1.75%            0.33%          1.95%          0.13%          0%

  $  14.92          15.76%+       $145,204          0.75%            0.41%          0.98%          0.18%          0%
     12.96          32.00          131,896          0.75             1.16           1.00           0.91           0
     10.71          (0.73)+        105,151          0.74             1.42           0.97           1.19           0
     10.99         (10.93)+        155,976          0.66             1.23           0.95           0.94           0
     12.37          17.24          210,538          0.73             1.15           1.03           0.85           3
     10.69           2.56          142,478          0.81             1.18           1.10           0.89           6
     10.48           4.80+          60,073          1.18             1.32           1.39           1.11           0
---------------------------------------------------------------------------------------------------------------------

(4) For the period ended June 30.
(5) Class Y and Class B shares have been offered since August 10, 1998. All ratios for the period have been annualized.
(6) Effective April 28, 1998 all shareholders were exchanged into Class A. Class B share activity was discontinued. All ratios for the period have been annualized.
(7) Class B shares have been offered since February 18, 1997. All ratios for the period have been annualized.
(8) For the period ended September 30. Class C shares have been offered since February 1, 1999. All ratios for the period have been annualized.
(9) For the period December 1, 1997 to September 30, 1998. All ratios for the period have been annualized. The First American board of directors approved a change in the fund's fiscal year end from November 30 to September 30, effective September 30, 1998.
(10)For the period August 1, 1997 to November 30, 1997. All ratios for the period have been annualized. The First American board of directors approved a change in the fund's fiscal year end from July 31 to November 30, effective November 30, 1997.
(11)For the period ended July 31.
(12)Commenced operations on July 3, 1995. All ratios for the period have been annualized.
(13)Class B shares have been offered since November 24, 1997. All ratios for the period have been annualized.
(14)For the period November 24, 1997 to November 30, 1997.
(15)Per share data calculated using average shares outstanding method.
(16)Commenced operations February 1, 2000. All ratios for the period have been annualized.


                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000     55)

STATEMENTS OF NET ASSETS  MARCH 31, 2000 (UNAUDITED)

HEALTH SCIENCES FUND

DESCRIPTION                                               SHARES    VALUE (000)
-------------------------------------------------------------------------------
COMMON STOCKS -- 91.0%
HEALTH CARE -- 91.0%
BIOTECHNOLOGY -- 11.7%
Amgen*                                                    10,000   $        614
Arqule*                                                    2,900             39
Cephalon*                                                  2,300             86
Diversa                                                      700             33
Enzon*                                                     4,400            166
Human Genome Sciences                                        800             66
IDEC Pharmaceuticals*                                        700             69
ILEX Oncology*                                             2,000             84
Immunex*                                                   1,350             86
Invitrogen*                                                3,100            180
Luminex*                                                   4,400             95
MedImmune*                                                 3,000            522
Millennium Pharmaceutical*                                   400             52
Protein Design Laboratories*                                 600             47
                                                                   ------------
                                                                          2,139
                                                                   ------------
COMPUTER SERVICES AND SOFTWARE -- 0.8%
PE Corp-Celera Genomics Group                                300             27
TriZetto Group*                                            3,300            115
                                                                   ------------
                                                                            142
                                                                   ------------
DATA PROCESSING -- 1.2%
Medquist*                                                  8,300            226
                                                                   ------------
DIVERSIFIED HEALTH CARE -- 20.3%
Abbott Laboratories                                        8,100            285
Allergan                                                   5,800            290
American Home Products                                    10,900            585
Bristol-Myers Squibb                                      13,200            762
Johnson & Johnson                                         12,351            865
Warner Lambert                                            10,600          1,034
                                                                   ------------
                                                                          3,821
                                                                   ------------
DRUGS -- 27.4%
Alza, Cl A*                                                7,700            289
Celgene*                                                   1,000            100
Cell Therapeutics*                                         4,600            108
Genentech*                                                   700            106
Inhale Therapeutic Systems*                                1,000             75
Merck                                                     22,300          1,385
OraPharma*                                                 2,100             39
Penwest Pharmaceuticals*                                  10,400            128
Pfizer                                                    26,800            980
Pharmacia & Upjohn                                         9,300            551
QLT Phototherapeutics                                      4,000            221
Schering Plough                                           12,900            474
Sepracor*                                                  1,300             95
Teva Pharmaceutical Industries, ADR                        4,600            172
Viropharma*                                                3,000            184
Watson Pharmaceuticals*                                    6,300            250
                                                                   ------------
                                                                          5,157
                                                                   ------------

HEALTH SCIENCES FUND (CONTINUED)

DESCRIPTION                                               SHARES    VALUE (000)
-------------------------------------------------------------------------------
FOOD AND HEALTH DISTRIBUTIONS -- 2.0%
Allscripts*                                                1,800   $        108
Cardinal Health                                            5,900            271
                                                                   ------------
                                                                            379
                                                                   ------------

HOSPITAL MANAGEMENT -- 1.8%
Health Management Associates, Cl A*                        9,000            128
Tenet Healthcare*                                          9,300            214
                                                                   ------------
                                                                            342
                                                                   ------------
MANAGED CARE -- 0.9%
Express Scripts, Cl A                                      3,900            165
                                                                   ------------
MEDICAL ELECTRONICS -- 3.0%
Chromavision Medical Systems*                              5,000             76
Cytyc                                                      5,900            285
Molecular Devices*                                         1,200             92
PE Corp-PE Biosystems Group                                  800             77
                                                                   ------------
                                                                            530
                                                                   ------------
MEDICAL PRODUCTS AND SUPPLIES -- 20.4%
Affymetrix*                                                  900            134
ATS Medical*                                              25,475            283
Bausch & Lomb                                              5,700            297
Baxter International                                      11,000            719
Becton Dickinson                                           7,200            189
Biomet*                                                    9,200            335
Boston Scientific*                                        18,000            384
Cooper Companies                                           3,800            122
Guidant*                                                   9,200            541
LJL Biosystems*                                            2,200             40
Medtronic                                                 15,600            802
Mentor                                                       800             22
                                                                   ------------
                                                                          3,868
                                                                   ------------
SPECIAL SERVICES -- 1.5%
Nanogen*                                                   2,000             68
Renal Care*                                                5,000            108
Quest Diagnostic*                                          2,500             99
                                                                   ------------
                                                                            275
                                                                   ------------

TOTAL HEALTH CARE                                                        17,044
                                                                   ------------

TOTAL COMMON STOCKS
     (Cost $16,393)                                                      17,044
                                                                   ------------

RELATED PARTY MONEY MARKET FUND -- 8.3%
First American Prime Obligations Fund (A)              1,553,467          1,554
                                                                   ------------

TOTAL RELATED PARTY MONEY MARKET FUND
     (Cost $1,554)                                                        1,554
                                                                   ------------

TOTAL INVESTMENTS -- 99.3%
     (Cost $17,947)                                                      18,598
                                                                   ------------
OTHER ASSETS AND LIABILITIES, NET -- 0.7% (B)                               138
                                                                   ------------

The accompanying notes are an integral part of the financial statements.


(56     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000

HEALTH SCIENCES FUND (CONCLUDED)

DESCRIPTION                                                         VALUE (000)
-------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares -- Class A ($0.0001 par value --
     2 billion authorized) based on
     280,684 outstanding shares                                    $      3,162
Portfolio Shares -- Class B ($0.0001 par value --
     2 billion authorized) based on
     252,041 outstanding shares                                           2,364
Portfolio Shares -- Class C ($0.0001 par value --
     2 billion authorized) based on
     38,636 outstanding shares                                              411
Portfolio Shares -- Class Y ($0.0001 par value --
     2 billion authorized) based on
     1,268,601 outstanding shares                                         8,853
Distributions in excess of net investment income                             (7)
Accumulated net realized gain on investments                              3,302
Net unrealized appreciation of investments                                  651
                                                                   ------------
TOTAL NET ASSETS -- 100.0%                                         $     18,736
                                                                   ------------
Net asset value and redemption price per share -- Class A          $      10.12

Maximum sales charge of 5.25% (C)                                          0.56
                                                                   ------------
Offering price per share -- Class A                                $      10.68
                                                                   ------------
Net asset value and offering price per share -- Class B (D)        $       9.82
                                                                   ------------
Net asset value and redemption price
     per share -- Class C (E)                                      $      10.11

Maximum sales charge of 1.00% (F)                                          0.10
                                                                   ------------
Offering price per share -- Class C                                $      10.21
                                                                   ------------
Net asset value, offering price, and redemption
     price per share -- Class Y                                    $      10.17
                                                                   ------------

* Non-income producing security

(A) This money market fund is advised by U.S. Bank National Association who also serves as advisor for this fund. See the notes to the financial statements.

(B) Other assets and liabilities representing greater than five percent of total net assets include the following (000):

      Cash collateral received for securities on loan     $3,973
      Payable upon return of securities on loan          $(3,973)

(C) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.25%.

(D) Class C has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(E) Class C has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(F) The offering price is calcluated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.

ADR--American Depositary Receipt
Cl--Class

REAL ESTATE SECURITIES FUND

DESCRIPTION                                               SHARES    VALUE (000)
-------------------------------------------------------------------------------
COMMON STOCKS -- 95.0%
REAL ESTATE INVESTMENT TRUSTS -- 95.0%
DIVERSIFIED -- 9.4%
Colonial Properties Trust                                 35,000   $        831
Cousins Properties                                        24,200            891
Crescent Real Estate Equities                             85,000          1,487
Vornado Realty Trust                                      45,500          1,524
                                                                   ------------
                                                                          4,733
                                                                   ------------
FINANCIAL SERVICES -- 1.2%
Anthracite Mortgage Capital                               90,000            641
                                                                   ------------
HOTELS -- 3.7%
Hospitality Properties Trust                              45,000            911
Lasalle Hotel Properties                                  19,000            238
Meristar Hospitality                                      40,800            711
                                                                   ------------
                                                                          1,860
                                                                   ------------
OFFICE/INDUSTRIAL -- 38.4%
Alexandria Real Estate Equities                           20,000            600
Amb Property                                              55,000          1,183
Arden Realty Group                                        40,500            845
Beacon Capital Partnership* (A)                           33,750            692
Boston Properties                                         44,500          1,416
Brandywine Realty Trust                                   31,500            539
Centerpoint Properties                                    19,000            692
Cornerstone Properties                                    48,400            844
Duke Realty Investments                                  112,400          2,150
Equity Office Properties Trust                           125,400          3,151
First Industrial Realty Trust                             38,400          1,046
HRPT Properties Trust                                     40,000            347
Liberty Property Trust                                    29,700            711
Mack Cali Realty                                          30,000            765
Parkway Properties                                        18,000            530
Prologis Trust                                            72,000          1,386
SL Green Realty                                           31,500            748
Spieker Properties                                        40,000          1,780
                                                                   ------------
                                                                         19,425
                                                                   ------------
RESIDENTIAL -- 22.8%
Apartment Investment & Management                         31,300          1,195
Archstone Community Trust                                 71,900          1,434
Avalonbay Communities                                     45,900          1,681
Charles E. Smith Residential Realty                       16,000            578
Chateau Communities                                       28,800            734
Equity Residential Properties Trust                       62,700          2,520
Essex Property Trust Inc.                                 25,000            900
Gables Residential Trust                                  12,000            270
Home Properties of New York                               31,500            843
Post Properties                                           22,100            891
Summit Properties                                         23,500            449
                                                                   ------------
                                                                         11,495
                                                                   ------------
RETAIL -- 14.3%
CBL & Associates Properties                               25,000            511
Excel Legacy*                                             27,100             91
Federal Realty Investment Trust                           26,000            502
First Washington Realty Trust                             17,500            325


                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000     57)

STATEMENTS OF NET ASSETS  MARCH 31, 2000 (UNAUDITED)

DESCRIPTION                                      SHARES/PAR (000)   VALUE (000)
-------------------------------------------------------------------------------
JP Realty                                                 25,000   $        445
Kimco Realty                                              33,800          1,268
Macerich                                                  25,000            516
Pan Pacific Retail Properties                             31,500            581
Philips International Realty                              38,200            635
Simon Property Group                                      85,000          2,040
Taubman Centers                                           26,000            289
                                                                   ------------
                                                                          7,203
                                                                   ------------
SELF STORAGE -- 1.8%
Storage USA                                               30,000            919
                                                                   ------------
SPECIALTY REAL ESTATE -- 3.4%
Capital Automotive                                        45,000            540
Fortress Investment* (A)                                  35,000            468
Franchise Finance of America                              30,000            698
                                                                   ------------

                                                                          1,706
                                                                   ------------

TOTAL REAL ESTATE INVESTMENT
     TRUSTS                                                              47,982
                                                                   ------------

TOTAL COMMON STOCKS
     (Cost $50,526)                                                      47,982
                                                                   ------------

PREFERRED STOCKS -- 0.3%
Cypress                                                    6,019             --
Wyndham International*(B)                                  1,548            152
                                                                   ------------

TOTAL PREFERRED STOCKS
     (Cost $25)                                                             152
                                                                   ------------

CONVERTIBLE BOND -- 1.8%
Avatar Holdings, 31.4465 shares
     7.000%, 04/01/05                                      1,000            890
                                                                   ------------

TOTAL CONVERTIBLE BOND
     (Cost $1,028)                                                          890
                                                                   ------------

RELATED PARTY MONEY MARKET FUND -- 2.4%
First American Prime Obligations Fund (C)              1,200,511          1,201
                                                                   ------------

TOTAL RELATED PARTY MONEY MARKET FUND
     (Cost $1,201)                                                        1,201
                                                                   ------------

TOTAL INVESTMENTS -- 99.5%
     (Cost $52,779)                                                      50,225
                                                                   ------------
OTHER ASSETS AND LIABILITIES, NET -- 0.5% (D)                               275
                                                                   ------------

REAL ESTATE SECURITIES FUND (CONCLUDED)

DESCRIPTION                                                         VALUE (000)
-------------------------------------------------------------------------------
NET ASSETS:
Portfolio Capital -- Class A ($0.0001 par value --
     2 billion authorized) based on
     122,872 outstanding shares                                    $      1,693
Portfolio Capital -- Class B ($0.0001 par value --
     2 billion authorized) based on
     159,013 outstanding shares                                           2,265
Portfolio Capital -- Class C ($0.0001 par value --
     2 billion authorized) based on
     1,163 outstanding shares                                                12
Portfolio Capital -- Class Y ($0.0001 par value --
     2 billion authorized) based on
     4,439,356 outstanding shares                                        57,382
Accumulated net investment loss                                            (360)
Accumulated net realized loss on investments                             (7,938)
Net unrealized depreciation of investments                               (2,554)
                                                                   ------------
TOTAL NET ASSETS -- 100.0%                                         $     50,500
                                                                   ------------
Net asset value and redemption price per share -- Class A          $      10.71

Maximum sales charge of 5.25% (E)                                          0.59
                                                                   ------------
Offering price per share -- Class A                                $      11.30
                                                                   ------------
Net asset value and offering price per share -- Class B (F)        $      10.62
                                                                   ------------
Net asset value and redemption price
     per share -- Class C (G)                                      $      10.70

Maximum sales charge of 1.00% (H)                                          0.11
                                                                   ------------
Offering price per share -- Class C                                $      10.81
                                                                   ------------
Net asset value, offering price, and redemption
     price per share -- Class Y                                    $      10.73
                                                                   ------------
* Non-income producing security

(A) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors".

(B) Private Placement Securities considered illiquid investments under guidelines established by the Board of Directors.

(C) This money market fund is advised by U.S. Bank National Association who also serves as advisor for this fund. See also the notes to the financial statements.

(D) Other assets and liabilities representing greater than five percent of total net assets include the following (000):

      Cash collateral received for securities on loan      $7,964
      Payable upon return of securities on loan           $(7,964)

(E) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.25%.

(F) Class B has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(G) Class C has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(H) The offering price is calcluated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.

The accompanying notes are an integral part of the financial statements.


(58     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000

TECHNOLOGY FUND

DESCRIPTION                                               SHARES    VALUE (000)
-------------------------------------------------------------------------------
COMMON STOCKS -- 99.5%
TECHNOLOGY -- 82.8%
ADVERTISING AND MARKETING SERVICES -- 2.0%
Digital Impact*                                          100,000   $      3,556
Forrester Research*                                      116,300          6,309
Internet Capital Group*                                   37,900          3,423
Lifeminders.com*                                          42,900          2,912
ValueClick*                                                3,600             75
                                                                   ------------
                                                                         16,275
                                                                   ------------
COMMERCIAL AND CONSUMER SERVICES -- 2.4%
China.com, Cl A*                                           9,600            778
Crown Castle International*                               53,800          2,038
Digital Island*                                           57,800          3,522
Digitas*                                                 127,700          3,129
Skillsoft*                                               107,500          3,124
St Assembly Test Service, ADR*                           141,600          6,868
                                                                   ------------
                                                                         19,459
                                                                   ------------
COMPUTER HARDWARE -- 7.7%
Brocade Communications Systems*                          130,000         23,311
Copper Mountain Networks*                                 59,600          4,883
Dell Computer*                                           363,600         19,612
Palm*                                                     13,800            619
Sun Microsystems*                                        105,000          9,839
Tricord Systems*                                         338,500          3,237
                                                                   ------------
                                                                         61,501
                                                                   ------------
COMPUTER NETWORKING -- 4.8%
Cisco Systems*                                           350,000         27,059
Eprise*                                                   13,900            219
Etinuum*                                                  84,200            800
Integrated Information Systems*                          150,000          3,270
Loudeye Technologies*                                     32,300          1,126
Telocity*                                                140,800          1,742
3Com*                                                     60,200          3,349
Websense*                                                  8,500            409
                                                                   ------------
                                                                         37,974
                                                                   ------------
COMPUTER SOFTWARE AND SERVICES -- 42.5%
Active Software*                                          42,700          2,716
Akamai Technologies*                                      27,000          4,342
Allaire*                                                  40,000          3,025
America Online*                                          265,500         17,855
Apropos Technology*                                      101,000          3,737
Ariba*                                                    14,100          2,956
B2bstores.com*                                            31,250            313
Be Free*                                                  80,000          1,760
BEA Systems*                                              80,000          5,870
Chordiant Software*                                      199,700          3,245
Clarent*                                                  47,800          4,311
Commerce One*                                             17,500          2,612
Digex*                                                    62,800          6,967
Digimarc*                                                 55,100          2,424
DSET*                                                    150,000          2,766

TECHNOLOGY FUND (CONTINUED)

DESCRIPTION                                               SHARES    VALUE (000)
-------------------------------------------------------------------------------
DSL.net*                                                 226,100   $      4,988
eBay*                                                    120,000         21,120
Egain Communication*                                      90,000          3,510
El Sitio*                                                150,000          3,216
Fairmarket*                                              110,400          2,512
Foundry Networks*                                         24,300          3,493
GRIC Communications*                                     120,800          4,077
J.D. Edwards & Company*                                  130,000          4,233
Internap Network Services*                               120,400          5,538
Interwoven*                                               25,000          2,744
IntraNet Solutions*                                       53,400          2,456
Legato Systems*                                          160,000          7,140
Liberate Technologies*                                    49,800          3,125
Lightspan Partnership*                                   199,600          3,543
Liquid Audio*                                             72,700            963
Metasolv Software*                                        65,800          3,886
Microsoft*                                               245,700         26,106
Net Perceptions*                                          75,000          2,770
NetObjects*                                              141,000          3,208
Network Solutions*                                        86,100         13,234
ONYX Software*                                           135,300          4,313
Oracle Systems*                                          294,800         23,013
Peregrine Systems*                                       130,000          8,718
Pfsweb*                                                  120,700          1,931
Portal Software*                                          75,800          4,316
Preview Systems*                                          50,000          2,366
Primus Knowledge Solutions*                               51,400          4,420
Purchasepro.com*                                          30,900          2,240
Quest Software*                                           16,400          1,849
Sagent Technology*                                       107,500          3,097
SalesLogix*                                              160,000          4,330
Sciquest.com*                                             36,100            930
Selectica*                                                13,300          1,174
Serena Software*                                         150,000          4,781
724 Solutions*                                            36,900          4,594
Siebel Systems*                                           70,000          8,361
Sybase*                                                  355,000          7,211
Telemate.Net Software*                                   150,000          1,800
TenFold*                                                  92,500          5,596
USInternetworking*                                       110,700          4,290
Vignette*                                                 67,700         10,849
Visual Networks*                                         109,400          6,208
Vitria Technology*                                        14,200          1,432
Watchguard Technologies*                                 140,000         12,600
Wink Communications*                                     143,100          4,776
Witness Systems*                                         227,700          6,916
Yahoo*                                                    46,500          7,969
Zamba*                                                   242,400          2,538
                                                                   ------------
                                                                        339,379
                                                                   ------------
COMPUTER SYSTEM SERVICES -- 0.9%
Marchfirst*                                              103,800          3,704
Netegrity*                                                52,400          3,589
                                                                   ------------
                                                                          7,293
                                                                   ------------


                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000     59)

STATEMENTS OF NET ASSETS  MARCH 31, 2000 (UNAUDITED)

DESCRIPTION                                               SHARES    VALUE (000)
-------------------------------------------------------------------------------
ELECTRONIC COMPONENT DISTRIBUTION -- 0.3%
Viasystems*                                              152,800   $      2,368
                                                                   ------------

ELECTRONIC SEMICONDUCTORS -- 15.1%
Actel*                                                    62,100          2,216
Broadcom, Cl A*                                           59,400         14,427
Chartered Semiconductor Manufacturing, ADR*              108,600         10,236
E-Tek Dynamics*                                           20,000          4,705
Fairchild Semiconductor, Cl A*                            90,000          3,285
Intel                                                    174,600         23,036
Intersil Holding*                                         80,100          4,140
JDS Uniphase*                                            111,000         13,382
Kopin*                                                    11,900            818
Maxim Integrated Products*                               120,000          8,527
Metalink*                                                 56,200          2,157
Psi Technologies, ADR*                                     2,800             47
QLogic*                                                   45,000          6,098
RF Micro Devices*                                         65,300          8,775
Silicon Laboratories*                                      6,700            593
Taiwan Semiconductor, ADR*                               165,000          9,405
Xilinx*                                                  100,000          8,281
                                                                   ------------
                                                                        120,128
                                                                   ------------
EQUIPMENT SEMICONDUCTORS -- 6.7%
Applied Materials*                                       158,680         14,956
ASM Lithography Holding H.V.*                             65,000          7,264
FSI International*                                       250,000          5,125
Insilicon*                                                41,900            663
KLA-Tencor*                                              109,200          9,200
Lam Research*                                            179,700          8,098
Teradyne*                                                 95,600          7,863
                                                                   ------------
                                                                         53,169
                                                                   ------------
FINANCIALS -- 0.2%
Frontline Capital*                                        30,000          1,320
                                                                   ------------
SPECIALTY PRINTING -- 0.2%
Iprint.com*                                               77,700          1,496
                                                                   ------------
TOTAL TECHNOLOGY                                                        660,362
                                                                   ------------
COMMUNICATION EQUIPMENT -- 8.4%
Audiovox, Cl A*                                           65,900          2,875
BreezeCom*                                                14,100            527
Commtouch Software*                                       86,300          4,061
Comverse Technology*                                      20,000          3,780
Efficient Networks*                                       43,500          6,775
Interwave Communications International*                   62,600          1,886
Motorola                                                 103,500         14,736
Natural MicroSystems*                                     60,300          5,171
Nokia, ADR                                                70,000         15,207
Pairgain Technologies*                                   300,000          5,606
RADVision*                                                13,500            707
Sonicwall*                                                20,400          1,359
Turnstone Systems*                                        40,000          4,600
                                                                   ------------
                                                                         67,290
                                                                   ------------

TECHNOLOGY FUND (CONTINUED)

DESCRIPTION                                               SHARES    VALUE (000)
-------------------------------------------------------------------------------
LONG DISTANCE TELEPHONE -- 6.9%
Allegiance Telecommunications*                            75,000   $      6,047
Covad Communications Group*                               85,200          6,177
Cypress Communications*                                  175,000          4,288
Deltathree.com, Cl A*                                    133,800          2,801
Itxc*                                                     69,900          3,290
Ibasis*                                                   50,300          2,065
MCI WorldCom*                                            201,500          9,130
MGC Communications*                                       28,000          2,002
Network Plus*                                             50,800          2,057
Primus Telecommunications*                               174,700          9,030
Tele1 Europe Holding AB, ADR                              20,200            386
Time Warner Telecommunications, Cl A*                     13,100          1,041
Z-Tel Technologies*                                      150,000          6,300
                                                                   ------------
                                                                         54,614
                                                                   ------------
HOME SHOPPING RETAIL -- 0.3%
Drugstore.com*                                           202,500          2,670
                                                                   ------------
RETAIL STORES - FOOD CHAINS -- 0.3%
Homegrocer.com*                                          248,600          2,579
                                                                   ------------
TV, RADIO AND CABLE BROADCASTING -- 0.8%
TV Guide*                                                133,300          6,407
                                                                   ------------

TOTAL COMMON STOCKS
     (Cost $585,905)                                                    793,922
                                                                   ------------

WARRANTS -- 0.0%
Optisystems*                                             100,000            381
                                                                   ------------

TOTAL WARRANTS
     (Cost $71)                                                             381
                                                                   ------------

RELATED PARTY MONEY MARKET FUND -- 0.8%
First American Prime Obligations Fund (A)              6,555,481          6,555
                                                                   ------------

TOTAL RELATED PARTY MONEY MARKET FUND
     (Cost $6,555)                                                        6,555
                                                                   ------------

TOTAL INVESTMENTS -- 100.4%
     (Cost $592,531)                                                    800,858
                                                                   ------------
OTHER ASSETS AND LIABILITIES, NET -- (0.4%) (B)                          (3,234)
                                                                   ------------

The accompanying notes are an integral part of the financial statements.


(60     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000

TECHNOLOGY FUND (CONCLUDED)

DESCRIPTION                                                         VALUE (000)
-------------------------------------------------------------------------------
NET ASSETS:
Portfolio Capital -- Class A ($0.0001 par value --
     2 billion authorized) based on
     2,489,088 outstanding shares                                  $    110,835
Portfolio Capital -- Class B ($0.0001 par value --
     2 billion authorized) based on
     1,792,844 outstanding shares                                        66,951
Portfolio Capital -- Class C ($0.0001 par value --
     2 billion authorized) based on
     206,352 outstanding shares                                          12,983
Portfolio Capital -- Class Y ($0.0001 par value --
     2 billion authorized) based on
     8,429,704 outstanding shares                                       188,573
Distributions in excess of net investment income                         (2,014)
Accumulated net realized gain on investments                            211,969
Net unrealized appreciation of investments                              208,327
                                                                   ------------
TOTAL NET ASSETS -- 100.0%                                         $    797,624
                                                                   ------------
Net asset value and redemption price per share -- Class A          $      61.64

Maximum sales charge of 5.25% (C)                                          3.42
                                                                   ------------
Offering price per share -- Class A                                $      65.06
                                                                   ------------
Net asset value and offering price per share -- Class B (D)        $      57.59
                                                                   ------------
Net asset value and redemption price
     per share -- Class C (E)                                      $      61.63

Maximum sales charge of 1.00% (F)                                          0.62
                                                                   ------------
Offering price per share -- Class C                                $      62.25
                                                                   ------------
Net asset value, offering price, and redemption price
     per share -- Class Y                                          $      62.68
                                                                   ------------
* Non-income producing security

(A) This money market fund is advised by U.S. Bank National Association who also serves as advisor for this fund. See the notes to the financial statements.

(B) Other assets and liabilities representing greater than five percent of total net assets include the following (000):

     Cash collateral received for securities on loan    $211,103
     Payable upon return of securities on loan         $(211,103)

(C) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.25%.

(D) Class B has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(E) Class C has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(F) The offering price is calcluated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.

ADR--American Depositary Receipt
Cl--Class


                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000     61)

STATEMENTS OF OPERATIONS for the six months ended March 31, 2000 (unaudited) in thousands

                                                  HEALTH SCIENCES          REAL ESTATE        TECHNOLOGY
                                                             FUND      SECURITIES FUND              FUND
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                   $   22+            $     83+         $    564+
Dividends                                                      57                1,824                99
---------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                        79                1,907               663
=========================================================================================================
EXPENSES:
Investment advisory fees                                       57                  180             1,816
Less: Waiver of investment advisory fees                      (20)                 (40)               (1)
Administrator fees                                              9                   28               282
Transfer agent fees                                            23                   23                56
Custodian fees                                                  2                    8                77
Directors' fees                                                --                    1                 5
Registration fees                                               1                    2                23
Professional fees                                              --                    1                 5
Printing                                                        1                    2                18
Distribution fees - Class A                                     3                    2                92
Distribution fees - Class B                                     8                    9               280
Distribution fees - Class C                                    --                   --                11
Other                                                           1                    2                10
---------------------------------------------------------------------------------------------------------
TOTAL NET EXPENSES                                             85                  218             2,674
=========================================================================================================
Investment income (loss) - net                                 (6)               1,689            (2,011)
---------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAINS (LOSSES)
ON INVESTMENTS - NET:
Net realized gain (loss) on investments                     3,487               (4,505)          225,156
Net change in unrealized appreciation/depreciation of
 investments                                                 (215)               4,401           131,133
---------------------------------------------------------------------------------------------------------
NET GAIN (LOSS) ON INVESTMENTS                              3,272                 (104)          356,289
=========================================================================================================
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                                           $3,266             $  1,585          $354,278
=========================================================================================================

+Includes income from securities lending program. See the Notes to the Financial
 Statements for additional information.

The accompanying notes are an integral part of the financial statements.


(62     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000

STATEMENTS OF CHANGES IN NET ASSETS in thousands

                                                      HEALTH           REAL ESTATE            TECHNOLOGY
                                               SCIENCES FUND       SECURITIES FUND                  FUND
---------------------------------------------------------------------------------------------------------
                                          10/1/99    10/1/98    10/1/99    10/1/98    10/1/99    10/1/98
                                               to         to         to         to         to         to
                                          3/31/00    9/30/99    3/31/00    9/30/99    3/31/00    9/30/99
---------------------------------------------------------------------------------------------------------
                                      (unaudited)           (unaudited)           (unaudited)
OPERATIONS:
Investment income (loss) - net           $     (6)  $     62   $  1,689   $  3,642   $ (2,011)  $ (1,131)
Net realized gain (loss) on investments     3,487        873     (4,505)    (2,768)   225,156     75,918
Net change in unrealized appreciation/
 depreciation of investments                 (215)       717      4,401     (4,255)   131,133     64,625
---------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                  3,266      1,652      1,585     (3,381)   354,278    139,412
---------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
  Class A                                      --         (2)       (50)      (103)        (2)        --
  Class B                                      --         --        (60)      (135)        --         --
  Class C                                      --         --         --         --         --
  Class Y                                      (1)       (69)    (1,920)    (3,471)        (1)        --
Net realized gain on investments:
  Class A                                      --         (5)        --         --     (7,867)      (394)
  Class B                                      --         (3)        --         --     (7,759)      (372)
  Class C                                      --         --         --         --         --         --
  Class Y                                      --       (103)        --         --    (70,350)    (4,508)
Tax return of capital:
  Class A                                      --         --         --         (4)        --         --
  Class B                                      --         --         --         (6)        --         --
  Class C                                      --         --         --         --         --         --   (1)See note 4 in the
  Class Y                                      --         --         --       (122)        --         --      notes to the financial
---------------------------------------------------------------------------------------------------------     statements for
                                                                                                              additional
Total distributions                            (1)      (182)    (2,030)    (3,841)   (85,979)    (5,274)     information.
---------------------------------------------------------------------------------------------------------  (2)Includes undistributed
CAPITAL SHARE TRANSACTIONS(1):                                                                                (distributions in
Class A:                                                                                                      excess of) net
  Proceeds from sales                       1,698      1,237        173        368    128,033     55,576      investment income
  Reinvestment of distributions                --          6         42         93      7,203        365      (000) of $(7) and $0
  Payments for redemptions                   (635)    (1,967)      (402)      (751)   (35,813)   (51,670)     for Health Sciences
---------------------------------------------------------------------------------------------------------     Fund, $(360) and $(19)
Increase (decrease) in net assets from                                                                        for Real Estate
 Class A transactions                       1,063       (724)      (187)      (290)    99,423      4,271      Securities Fund and
---------------------------------------------------------------------------------------------------------     accumulated net
Class B:                                                                                                      investment loss of
  Proceeds from sales                       1,437        554        220        748     55,144      5,643      $(2,014) and $0 for
  Reinvestment of distributions                --          3         49        109      7,621        367      Technology Fund at
  Payments for redemptions                   (271)      (191)      (745)    (1,384)    (7,442)    (2,456)     March 31, 2000, and
---------------------------------------------------------------------------------------------------------     September 30, 1999,
Increase (decrease) in net assets from                                                                        respectively.
 Class B transactions                       1,166        366       (476)      (527)    55,323      3,554
---------------------------------------------------------------------------------------------------------
Class C:
  Proceeds from sales                         413         --         12         --     13,305         --
  Reinvestment of distributions                --         --         --         --         --         --
  Payments for redemptions                     (2)        --         --         --       (322)        --
---------------------------------------------------------------------------------------------------------
Increase in net assets from Class C
 transactions                                 411         --         12         --     12,983         --
---------------------------------------------------------------------------------------------------------
Class Y:
  Proceeds from sales                         585        441      9,630     21,511    145,222     26,847
  Reinvestment of distributions                --          9        213        468     19,875        968
  Payments for redemptions                 (2,358)   (11,597)   (13,138)   (22,377)   (60,478)   (28,988)
---------------------------------------------------------------------------------------------------------
Decrease (increase) in net assets from
 Class Y transactions                      (1,773)   (11,147)    (3,295)      (398)   104,619     (1,173)
---------------------------------------------------------------------------------------------------------
Decrease (increase) in net assets from
 capital share transactions                   867    (11,505)    (3,946)    (1,215)   272,348      6,652
---------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets     4,132    (10,035)    (4,391)    (8,437)   540,647    140,790
NET ASSETS AT BEGINNING OF PERIOD          14,604     24,639     54,891     63,328    256,977    116,187
=========================================================================================================
NET ASSETS AT END OF PERIOD (2)          $ 18,736   $ 14,604   $ 50,500   $ 54,891   $797,624   $256,977
=========================================================================================================

The accompanying notes are an integral part of the financial statements.


                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000     63)

FINANCIAL HIGHLIGHTS For a share outstanding, throughout the periods ended September 30, unless otherwise indicated

                                                        REALIZED AND
                            NET ASSET                     UNREALIZED        DIVIDENDS                    DISTRIBUTIONS
                                VALUE             NET       GAINS OR         FROM NET    DISTRIBUTIONS            FROM
                            BEGINNING      INVESTMENT    (LOSSES) ON       INVESTMENT             FROM       RETURN OF
                            OF PERIOD   INCOME (LOSS)    INVESTMENTS           INCOME    CAPITAL GAINS         CAPITAL
-----------------------------------------------------------------------------------------------------------------------
HEALTH SCIENCES FUND
Class A
 2000* (unaudited)           $  8.24        $    --         $  1.88        $     --          $     --        $     --
 1999                           7.82           0.01            0.46           (0.01)            (0.04)             --
 1998                          12.05           0.01           (2.78)             --             (1.46)             --
 1997                           9.86          (0.01)           2.30              --             (0.10)             --
 1996(1)                       10.00           0.01           (0.14)          (0.01)               --              --
Class B
 2000* (unaudited)           $  8.02        $ (0.03)        $  1.83        $     --          $     --        $     --
 1999                           7.65           0.01            0.40              --             (0.04)             --
 1998                          11.90          (0.02)          (2.77)             --             (1.46)             --
 1997                           9.81          (0.01)           2.20              --             (0.10)             --
 1996(1)                       10.00          (0.02)          (0.16)          (0.01)               --              --
Class C
 2000*(2) (unaudited)        $  9.76        $    --         $  0.35        $     --          $     --        $     --
Class Y
 2000* (unaudited)           $  8.28        $  0.01         $  1.88        $     --          $     --        $     --
 1999                           7.84           0.04            0.48           (0.04)            (0.04)             --
 1998                          12.08           0.03           (2.78)          (0.03)            (1.46)             --
 1997                           9.87          (0.01)           2.33           (0.01)            (0.10)             --
 1996(1)                       10.00           0.03           (0.15)          (0.01)               --              --
-----------------------------------------------------------------------------------------------------------------------
REAL ESTATE SECURITIES FUND
Class A
 2000* (unaudited)           $ 10.78        $  0.51         $ (0.08)       $  (0.50)          $    --        $     --
 1999                          12.17           0.65           (1.36)          (0.67)               --           (0.01)
 1998                          14.97           0.63           (2.40)          (0.70)(B)         (0.33)             --
 1997                          11.52           0.72            3.42           (0.65)            (0.03)          (0.01)
 1996                          10.38           0.52            1.30           (0.51)               --           (0.17)
 1995(3)                       10.37             --            0.01              --                --              --
Class B
 2000* (unaudited)           $ 10.69        $  0.39         $ (0.09)       $  (0.37)          $    --        $     --
 1999                          12.08           0.55           (1.34)          (0.57)               --           (0.03)
 1998                          14.86           0.52           (2.37)          (0.60)(B)         (0.33)             --
 1997                          11.46           0.63            3.38           (0.57)            (0.03)          (0.01)
 1996                          10.37           0.44            1.27           (0.45)               --           (0.17)
 1995(3)                       10.37             --              --              --                --              --
Class C
 2000*(2) (unaudited)        $ 10.61        $  0.21         $  0.08        $  (0.20)          $    --        $     --
Class Y
 2000* (unaudited)           $ 10.80        $  0.44         $ (0.08)       $  (0.43)          $    --        $     --
 1999                          12.19           0.68           (1.35)          (0.69)               --           (0.03)
 1998                          14.99           0.67           (2.40)          (0.74)(B)         (0.33)             --
 1997                          11.53           0.74            3.43           (0.67)            (0.03)          (0.01)
 1996                          10.37           0.57            1.29           (0.53)               --           (0.17)
 1995(4)                       10.00           0.13            0.39           (0.11)               --           (0.04)
-----------------------------------------------------------------------------------------------------------------------

   +Returns are for the period indicated and have not been annualized.
   *For the six month period ended March 31. All ratios for the period have been annualized.
(A) Excluding sales charges.
(B) Includes distributions in excess of net investment income.
(1) Commenced operations on January 31, 1996. All ratios for the period have been annualized.
(2) Commenced operations on February 1, 2000.
(3) Class A and Class B shares have been offered since September 29, 1995. All ratios for the period have been annualized.
(4) Commenced operations on June 30, 1995. All ratios for the period have been annualized.

The accompanying notes are an integral part of the financial statements.


(64     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000

                                                                                           RATIO OF NET
                                                                               RATIO OF      INVESTMENT
                                                            RATIO OF NET    EXPENSES TO   INCOME (LOSS)
  NET ASSET                                    RATIO OF       INVESTMENT        AVERAGE      TO AVERAGE
      VALUE                    NET ASSETS   EXPENSES TO    INCOME (LOSS)     NET ASSETS      NET ASSETS   PORTFOLIO
     END OF          TOTAL         END OF       AVERAGE       TO AVERAGE     (EXCLUDING      (EXCLUDING    TURNOVER
     PERIOD     RETURN (A)   PERIOD (000)    NET ASSETS       NET ASSETS       WAIVERS)        WAIVERS)        RATE
---------------------------------------------------------------------------------------------------------------------


  $  10.12         22.82%+      $ 2,860          1.15%           (0.19)%         1.39%          (0.43)%         63%
      8.24          6.08          1,383          1.16             0.11           1.30           (0.03)          53
      7.82        (25.24)         2,017          1.15             0.04           1.20           (0.01)          45
     12.05         23.60            849          1.15            (0.20)          1.29           (0.34)          54
      9.86         (1.32)+          629          1.15             0.18           2.12           (0.79)          19

  $   9.82         22.44%+      $ 2,493          1.90%           (0.94)%         2.14%          (1.18)%         63%
      8.02          5.37          1,029          1.92            (0.64)          2.05           (0.77)          53
      7.65        (25.80)           645          1.90            (0.73)          1.95           (0.78)          45
     11.90         22.69            516          1.90            (0.94)          2.04           (1.08)          54
      9.81         (1.86)+          281          1.90            (0.61)          2.87           (1.58)          19

  $  10.11          3.59%+      $   393          1.90%            0.91%          2.07%           0.74%          63%

  $  10.17         22.83%+      $12,990          0.90%            0.07%          1.14%          (0.17)%         63%
      8.28          6.59         12,192          0.90             0.38           1.05            0.23           53
      7.84        (25.10)        21,977          0.90             0.27           0.95            0.22           45
     12.08         23.89         41,243          0.90             0.06           1.04           (0.08)          54
      9.87         (1.20)+       12,485          0.90             0.43           1.87           (0.54)          19
---------------------------------------------------------------------------------------------------------------------


  $  10.71          3.34%+      $ 1,316          1.05%            6.28%          1.20%           6.13%          21%
     10.78         (5.89)         1,518          1.05             5.52           1.18            5.39           21
     12.17        (12.42)         2,027          1.05             4.71           1.18            4.58           36
     14.97         36.77          2,105          1.05             4.46           1.30            4.21           14
     11.52         18.17            226          1.05             4.36           1.76            3.65            8
     10.38          0.00+             1          1.05             0.00           2.59           (1.54)           0

  $  10.62          2.94%+      $ 1,690          1.80%            5.56%          1.95%           5.41%          21%
     10.69         (6.68)         2,192          1.80             4.75           1.93            4.62           21
     12.08        (13.04)         3,026          1.80             3.98           1.93            3.85           36
     14.86         35.77          3,318          1.80             3.61           2.00            3.41           14
     11.46         17.00            263          1.80             4.29           2.51            3.58            8
     10.37          0.00+             1          1.80             0.00           3.34           (1.54)           0

  $  10.70          2.77%+      $    12          1.80%            8.66%          1.80%           8.66%          21%

  $  10.73          3.47%+      $47,482          0.80%            6.58%          0.95%           6.43%          21%
     10.80         (5.64)        51,181          0.80             5.78           0.93            5.65           21
     12.19        (12.18)        58,275          0.80             5.06           0.93            4.93           36
     14.99         37.07         40,501          0.80             4.57           1.05            4.32           14
     11.53         18.53         17,895          0.80             5.13           1.51            4.42            8
     10.37          5.19+         5,756          0.80             6.01           2.34            4.47            0
---------------------------------------------------------------------------------------------------------------------


                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000     65)

FINANCIAL HIGHLIGHTS For a share outstanding, throughout the periods ended September 30, unless otherwise indicated

                                                     REALIZED AND
                         NET ASSET                     UNREALIZED     DIVIDENDS                   DISTRIBUTIONS
                             VALUE             NET       GAINS OR      FROM NET   DISTRIBUTIONS            FROM
                         BEGINNING      INVESTMENT    (LOSSES) ON    INVESTMENT            FROM       RETURN OF
                         OF PERIOD   INCOME (LOSS)    INVESTMENTS        INCOME   CAPITAL GAINS         CAPITAL
-----------------------------------------------------------------------------------------------------------------
TECHNOLOGY FUND
Class A
 2000* (unaudited)       $  34.22        $ (0.17)       $  38.65         $  --        $ (11.06)          $  --
 1999                       15.60          (0.18)          19.55            --           (0.75)             --
 1998                       20.20          (0.13)          (3.26)           --           (1.21)             --
 1997                       19.25          (0.11)           3.12            --           (2.06)             --
 1996                       18.24          (0.05)           2.95            --           (1.89)             --
 1995                       11.19          (0.03)           7.31            --           (0.23)             --
Class B
 2000* (unaudited)       $  32.59        $ (0.29)       $  36.35         $  --        $ (11.06)          $  --
 1999                       14.99          (0.34)          18.69            --           (0.75)             --
 1998                       19.58          (0.24)          (3.14)           --           (1.21)             --
 1997                       18.85          (0.20)           2.99            --           (2.06)             --
 1996                       18.02          (0.14)           2.86            --           (1.89)             --
 1995                       11.17          (0.04)           7.12            --           (0.23)             --
Class C
 2000*(1) (unaudited)    $  50.30        $ (0.19)       $  11.52         $  --        $     --           $  --
Class Y
 2000* (unaudited)       $  34.64        $ (0.13)       $  39.23         $  --        $ (11.06)          $  --
 1999                       15.73          (0.13)          19.79            --           (0.75)             --
 1998                       20.29          (0.08)          (3.27)           --           (1.21)             --
 1997                       19.29          (0.06)           3.12            --           (2.06)             --
 1996                       18.24          (0.04)           2.98            --           (1.89)             --
 1995                       11.19          (0.03)           7.31            --           (0.23)             --
-----------------------------------------------------------------------------------------------------------------

   +Returns are for the period indicated and have not been annualized.
   *For the six month period ended March 31. All ratios for the period have been annualized.
(A) Excludes sales charges.
(1) Commenced operations on February 1, 2000.

The accompanying notes are an integral part of the financial statements.


(66     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000

                                                                                             RATIO OF NET
                                                                                 RATIO OF      INVESTMENT
                                                              RATIO OF NET    EXPENSES TO   INCOME (LOSS)
   NET ASSET                                     RATIO OF       INVESTMENT        AVERAGE      TO AVERAGE
       VALUE                     NET ASSETS   EXPENSES TO    INCOME (LOSS)     NET ASSETS      NET ASSETS    PORTFOLIO
      END OF           TOTAL         END OF       AVERAGE       TO AVERAGE     (EXCLUDING      (EXCLUDING     TURNOVER
      PERIOD      RETURN (A)   PERIOD (000)    NET ASSETS       NET ASSETS       WAIVERS)        WAIVERS)         RATE
------------------------------------------------------------------------------------------------------------------------


   $  61.64          132.84%+     $153,379          1.14%           (0.89)%         1.14%          (0.89)%        122%
      34.22          128.71         21,491          1.15            (0.80)          1.16           (0.81)         184
      15.60          (16.69)         7,703          1.15            (0.60)          1.15           (0.60)         124
      20.20           17.71          5,564          1.15            (0.59)          1.17           (0.61)         150
      19.25           18.60          4,799          1.15            (0.85)          1.26           (0.96)         119
      18.24           66.22          1,464          1.13            (0.61)          1.55           (1.03)          74

   $  57.59          131.88%+     $103,238          1.88%           (1.64)%         1.88%          (1.64)%        122%
      32.59          127.09         20,866          1.90            (1.56)          1.91           (1.57)         184
      14.99          (17.21)         7,499          1.90            (1.38)          1.90           (1.38)         124
      19.58           16.82          8,463          1.90            (1.41)          1.92           (1.43)         150
      18.85           17.75          4,881          1.90            (1.60)          2.01           (1.71)         119
      18.02           64.52          2,031          1.88            (1.41)          2.30           (1.83)          74

   $  61.63           22.52%+     $ 12,715          1.88%           (1.60)%         1.88%          (1.60)%        122%

   $  62.68          133.06%+     $528,292          0.88%           (0.64)%         0.88%          (0.64)%        122%
      34.64          129.52        214,620          0.90            (0.53)          0.91           (0.54)         184
      15.73          (16.41)       100,985          0.90            (0.38)          0.90           (0.38)         124
      20.29           17.95        148,659          0.90            (0.41)          0.92           (0.43)         150
      19.29           18.85         64,602          0.90            (0.60)          1.01           (0.71)         119
      18.24           66.22         29,272          0.88            (0.35)          1.30           (0.77)          74
------------------------------------------------------------------------------------------------------------------------

                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000     67)

NOTES TO FINANCIAL STATEMENTS  MARCH 31, 2000 (UNAUDITED)

1 >  ORGANIZATION

     The First American Balanced Fund, Equity Income Fund, Equity Index Fund, Large Cap Growth Fund, Large Cap Value Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, Emerging Markets Fund, International Fund, International Index Fund, Health Sciences Fund, Real Estate Securities Fund, and Technology Fund (each "Fund" and collectively, the "Funds") are mutual funds offered by First American Investment Funds, Inc. (FAIF). Other funds that are offered by FAIF but are not included in this report are First American Corporate Bond Fund, Limited Term Income Fund, Intermediate Term Income Fund, Fixed Income Fund, Strategic Income Fund, Arizona Tax Free Fund, California Intermediate Tax Free Fund, California Tax Free Fund, Colorado Intermediate Tax Free Fund, Colorado Tax Free Fund, Intermediate Tax Free Fund, Minnesota Intermediate Tax Free Fund, Minnesota Tax Free Fund, Tax Free Fund, and Oregon Intermediate Tax Free Fund. FAIF is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. FAIF's articles of incorporation permit the Board of Directors to create additional funds in the future.

     FAIF offers Class A, Class B, Class C and Class Y shares. Class A shares are sold with a front-end sales charge. Class B shares may be subject to a contingent deferred sales charge for six years and automatically convert to Class A shares after eight years. Class C shares are sold with a front end sales charge and may be subject to a contingent deferred sales charge for 18 months. Class Y shares have no sales charge and are offered only to qualifying institutional investors.

     The Funds' prospectuses provide a description of each Fund's investment objectives, policies and strategies. All Classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that the level of distribution fees charged may differ among Classes.


2 >  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The significant accounting policies followed by the Funds are as follows:

     SECURITY VALUATION - Security valuations for FAIF fund investments are furnished by independent pricing services that have been approved by the Board of Directors. Investments in equity securities that are traded on a national securities exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such securities on each business day. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other electronic data processing techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the Board of Directors. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Foreign securities are valued at the closing prices on the principal exchange on which they trade. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by recognized independent pricing agents.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME - The Funds record security transactions on the trade date of the security purchase or sale. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of bond premium and discount, is recorded on the accrual basis. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes.


(68     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000

     DISTRIBUTIONS TO SHAREHOLDERS - Balanced Fund, Equity Income Fund, Equity Index Fund, Large Cap Growth Fund, Large Cap Value Fund, Mid Cap Growth Fund and Mid Cap Value Fund declare and pay income dividends monthly. Small Cap Growth Fund, Small Cap Value Fund, International Index Fund, Health Sciences Fund, Real Estate Securities Fund and Technology Fund declare and pay income dividends quarterly. Emerging Markets Fund and International Fund declare and pay dividends annually.

     Due to the nature of the dividends received by the Real Estate Securities Fund on its securities holdings, a portion of the quarterly distributions of the Real Estate Securities Fund may be a return of capital. Any net realized capital gains on sales of a fund's securities are distributed to shareholders at least annually.

     FEDERAL TAXES - It is each Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required. For Federal tax purposes, required distributions related to realized gains for security transactions are computed as of September 30th or October 31st.

     The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for Federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which the amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

     Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. These differences are primarily due to losses deferred due to wash sales, foreign currency gains and losses and the "mark-to-market" of certain Passive Foreign Investment Companies (PFICs) for tax purposes. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the difference arises.

     FUTURES TRANSACTIONS - In order to gain exposure to or protect against changes in the market, certain Funds may enter into S&P Stock Index futures contracts and other stock futures contracts.

     Upon entering into a futures contract, the Fund is required to deposit cash or pledge U.S. government securities in an amount equal to five percent of the purchase price indicated in the futures contract (initial margin). Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contract is closed. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.

     FOREIGN CURRENCY TRANSLATION - The books and records of the Emerging Markets Fund, International Fund and International Index Fund are maintained in U.S. dollars on the following basis:

     * market value of investment securities, assets and liabilities at the current rate of exchange; and

     * purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

     The Emerging Markets Fund, International Fund and International Index Fund do not isolate the portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

     The Emerging Markets Fund, International Fund and International Index Fund report certain foreign currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

     FORWARD FOREIGN CURRENCY CONTRACTS - The Emerging Markets Fund, International Fund and International Index Fund may enter into forward foreign currency contracts as hedges against either specific transactions or fund positions. The aggregate principal amount of the contracts are not recorded because the Emerging Markets Fund, International Fund and International Index Fund intend to settle the contracts prior to delivery. All commitments are "marked-to-market" daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Emerging Markets Fund,


                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000     69)

NOTES TO FINANCIAL STATEMENTS  MARCH 31, 2000 (UNAUDITED)

     International Index Fund and International Fund realize gains or losses at the time the forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for federal income tax purposes.

     EXPENSES - Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses are allocated to the Funds on the basis of relative net assets. Class specific expenses, such as the 12b-1 fees, are borne by that Class. Income, other expenses and realized and unrealized gains and losses of a Fund are allocated to the respective Class on the basis of the relative net assets each day.

     OPTIONS TRANSACTIONS - In order to hedge against market risks certain Funds may write covered call options and purchase put options on stock indices and on securities in which the Funds invest. Options are valued daily based upon the last sales price on the principal exchange on which the option is traded, and the Fund records the unrealized gain or loss. A Fund will realize a gain or loss upon the expiration or closing of the options contract.

     SECURITIES LENDING - Each Fund may lend up to one-third of the value of its total assets to broker-dealers, banks or other institutional borrowers of securities in order to earn additional income. Each Fund's policy is to maintain collateral in the form of cash, U.S. Government securities or other high grade debt obligations equal to at least 100% of the value of securities loaned. The collateral is then "marked-to-market" daily until the securities are returned.

     USE OF ESTIMATES IN PREPARATION OF FINANCIAL STATEMENTS - The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.


3 >  FEES AND EXPENSES

     ADVISOR FEES - Pursuant to an investment advisory agreement (the "Agreement"), First American Asset Management (the "Advisor"), a division of U.S. Bank National Association ("U.S. Bank"), manages each Fund's assets and furnishes related office facilities, equipment, research and personnel. The Agreement requires each Fund to pay the Advisor a monthly fee based upon average daily net assets. The fee for each Fund, other than the International Fund and Emerging Markets Fund, is equal to an annual rate of .70% of the average daily net assets. The fee for the International Fund and Emerging Markets Fund is equal to an annual rate of 1.25% of average daily net assets. The Advisor intends to waive fees during the current fiscal year so that total fund operating expenses do not exceed expense limitations. Fee waivers may be discontinued at any time.

     The Funds may invest in First American Funds, Inc. (FAF), subject to certain limitations. The terms of such transactions are identical to those of non-related entities except that, to avoid duplicative investment advisory fees, the Advisor reimburses each FAIF fund an amount equal to the investment advisory fee earned by FAF related to such investments.

     SUB-ADVISOR FEES - Marvin & Palmer Associates, Inc. serves as Sub-Advisor to the International Fund and Emerging Markets Fund pursuant to a Sub-Advisory Agreement with the Advisor. For International Fund, Marvin & Palmer is paid a monthly fee by the Advisor calculated on an annual basis equal to 0.75% of the first $100 million of International Fund's average daily net assets, 0.50% of International Fund's average daily net assets in excess of $100 million up to $300 million, 0.45% of International Fund's average daily net assets in excess of $300 million up to $500 million and 0.40% of International Fund's average daily net assets in excess of $500 million. For Emerging Markets Fund, Marvin & Palmer is paid a monthly fee by the Advisor calculated on an annual basis equal to 0.85% of the first $100 million of Emerging Markets Fund's average daily net assets, 0.60% of Emerging Markets Fund's average daily net assets in excess of $100 million up to $300 million, 0.55% of Emerging Markets Fund's average daily net assets in excess of $300 million up to $500 million, and 0.50% of Emerging Markets Fund's average daily net assets in excess of $500 million.


(70     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000

     ADMINISTRATION FEES - SEI Investments Management Corporation ("SIMC") provided administrative services, including certain accounting, legal, and shareholder services to the First American Family of Funds from October 1, 1999 through December 31, 1999. Effective January 1, 2000, U.S. Bank was appointed as the administrator and began providing administrative services to the First American Family of Funds. Under both arrangements, the Funds are charged an annual rate of 0.12% of each FAIF Fund's average daily net assets, with a minimum annual fee of $50,000. To the extent that aggregate net assets of the First American Family of Funds exceed $8 billion, the annual rate for each FAIF Fund is reduced to 0.105% of their relative share of excess net assets. Fees are computed daily and paid monthly.

     SUB-ADMINISTRATION FEES - U.S. Bank assisted SIMC and provided sub-administration services for the Funds from October 1, 1999 through December 31, 1999. For these services SIMC compensates U.S. Bank, as sub-administrator, monthly at an annual rate of up to 0.05% of each Fund's daily net assets. The fees for each Fund from October 1, 1999 through December 31, 1999 were approximately 0.017% of average daily net assets. Under this arrangement, SIMC paid U.S. Bank $2,646,000 in aggregate for this three month period.

     Effective January 1, 2000 SIMC was appointed sub-administrator and began assisting U.S. Bank in providing sub-administration services for the Funds. For these services, U.S. Bank compensates SIMC monthly at an annual rate equal to 0.05% of aggregate average daily net assets of FAIF. In addition, SIMC also receives 0.015% on assets up to $34.5 billion, 0.0075% on the next $25.5 billion and 0.005% on assets over $60 billion for all Funds. There is a minimum $50,000 per Fund fee (the oldest 38 Funds are excluded). U.S. Bank paid SIMC $2,820,000 in aggregate from January 1, 2000 through March 31, 2000 for the First American Family of Funds. For the Funds included in this semiannual report the amounts paid to U.S. Bank and SIMC for their respective periods were as follows (000):

     For the six months ended March 31, 2000, fees paid for the Funds included in this semiannual report were as follows (000):

                                                         U.S. BANK          SIMC
     ---------------------------------------------------------------------------
     Balanced Fund                                          $ 38            $ 68
     Equity Income Fund                                       31              54
     Equity Index Fund                                       126             268
     Large Cap Growth Fund                                    93             203
     Large Cap Value Fund                                    128             227
     Mid Cap Growth Fund                                      36             100
     Mid Cap Value Fund                                       26              46
     Small Cap Growth Fund                                    28              90
     Small Cap Value Fund                                     43              78
     Emerging Markets Fund                                     4              11
     International Fund                                       56             154
     International Index Fund                                 12              24
     Health Sciences Fund                                      1               3
     Real Estate Fund                                          4               8
     Technology Fund                                          30             109
     ---------------------------------------------------------------------------

     CUSTODIAN FEES - Through a separate contractual agreement, U.S. Bank serves as the Funds' custodian. The fee for each Fund, other than Emerging Markets Fund, International Fund and International Index Fund, is equal to an annual rate of 0.03% of average daily net assets. The fee for Emerging Markets Fund, International Fund, and International Index Fund is equal to an annual rate of 0.10% of average daily net assets. All fees are computed daily and paid monthly.


                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000     71)

NOTES TO FINANCIAL STATEMENTS  MARCH 31, 2000 (UNAUDITED)

     DISTRIBUTION FEES - SEI Investments Distribution Co. ("SIDCO") serves as distributor of the Funds. Under the respective distribution plan, each of the Funds pay SIDCO a monthly distribution fee equal to an annual rate of 0.25% of each Fund's average daily net assets of the Class A shares and 1.00% of the Class B shares and 1.00% Class C shares, which may be used by SIDCO to provide compensation for sales support and distribution activities. No distribution fees are paid by Class Y shares. Under the agreement, SIDCO paid the following amounts to affiliates of U.S. Bank for the six months ended March 31, 2000 (000):

                                                 U.S. BANCORP
                                   U.S. BANK    PIPER JAFFRAY    U.S. BANK TRUST
     ---------------------------------------------------------------------------
     Balanced Fund                      $ 67             $ 23                $ 2
     Equity Income Fund                   16                3                 --
     Equity Index Fund                   103               38                  4
     Large Cap Growth Fund                32              119                 --
     Large Cap Value Fund                 66               82                  2
     Mid Cap Growth Fund                   1               99                 --
     Mid Cap Value Fund                   18                2                 --
     Small Cap Growth Fund                 6               48                 --
     Small Cap Value Fund                 12                3                 --
     Emerging Markets Fund                --                4                 --
     International Fund                    7               41                  3
     International Index Fund              2                1                 --
     Health Sciences Fund                  2                1                 --
     Real Estate Fund                      1                1                 --
     Technology Fund                      43               21                  2
     ---------------------------------------------------------------------------

     TRANSFER AGENT FEES - From October 1, 1999 to December 31, 1999 DST Systems, Inc. provided transfer agency services for the Funds. Effective January 1, 2000 U.S. Bank was appointed as transfer agent and dividend disbursement agent. As the servicing agent U.S. Bank was paid $4,252,000 in aggregate for the six month period ended March 31, 2000. For the six month period ended March 31, 2000 fees paid to U.S. Bank for the funds included in this report were as follows (000):

     ---------------------------------------------------------------------------
     Balanced Fund                                                          $ 74
     Equity Income Fund                                                       22
     Equity Index Fund                                                       150
     Large Cap Growth Fund                                                   125
     Large Cap Value Fund                                                    156
     Mid Cap Growth Fund                                                     149
     Mid Cap Value Fund                                                       52
     Small Cap Growth Fund                                                    49
     Small Cap Value Fund                                                     62
     Emerging Markets Fund                                                    27
     International Fund                                                       71
     International Index Fund                                                 13
     Health Sciences Fund                                                     14
     Real Estate Securities Fund                                              13
     Technology Fund                                                          81
     ---------------------------------------------------------------------------

     OTHER FEES - In addition to the investment advisory and management fees, custodian fees, distribution fees, administrator and transfer agent fees, each Fund is responsible for paying most other operating expenses including organization costs, fees and expenses of outside directors, registration fees, printing shareholder reports, legal, auditing, insurance and other miscellaneous expenses.

     For the six months ended March 31, 2000, legal fees and expenses were paid to a law firm of which the Assistant Secretaries of the Funds are partners.

     SALES CHARGES - A Contingent Deferred Sales Charge ("CDSC") is imposed on redemptions made in the Class B shares. The CDSC varies depending on the number of years from time of payment for the purchase of Class B shares until the redemption of such shares.

                                                                            CDSC
                                                       AS A PERCENTAGE OF DOLLAR
     YEAR SINCE PURCHASE                                AMOUNT SUBJECT TO CHARGE
     ---------------------------------------------------------------------------
           First                                                   5.00%
           Second                                                  5.00%
           Third                                                   4.00%
           Fourth                                                  3.00%
           Fifth                                                   2.00%
           Sixth                                                   1.00%
           Seventh                                                 0.00%
           Eighth                                                  0.00%
     ---------------------------------------------------------------------------

     Class B shares will automatically convert to Class A shares eight years after the first day of the month shares are purchased.

     A CDSC of 1.00% is imposed on redemptions made in Class C shares for the first eighteen months.

     The CDSC for Class B shares and Class C shares is imposed on the value of the purchased shares, or the value at the time of redemption, whichever is less.

     For the six months ended March 31, 2000, sales charges retained by SIDCO for distributing the First American Family of Funds' shares were approximately $118,000.


(72     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000

4 >  CAPITAL SHARE TRANSACTIONS

     Capital share transactions for the Funds were as follows (000):

                                                                 BALANCED                    EQUITY                     EQUITY
                                                                     FUND               INCOME FUND                 INDEX FUND
-------------------------------------------------------------------------------------------------------------------------------
                                                     10/1/99      10/1/98      10/1/99      10/1/98      10/1/99       10/1/98
                                                          to           to           to           to           to            to
                                                     3/31/00      9/30/99      3/31/00      9/30/99      3/31/00       9/30/99
-------------------------------------------------------------------------------------------------------------------------------
                                                 (unaudited)               (unaudited)               (unaudited)
Class A:
 Shares issued                                           292        1,016          250          728        1,124         2,912
 Shares issued in lieu of cash distributions             562          776           73           47          122            74
 Shares redeemed                                      (1,172)      (2,208)        (227)        (287)        (737)         (891)
-------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS A TRANSACTIONS                              (318)        (416)          96          488          509         2,095
===============================================================================================================================
Class B:
 Shares issued                                           187          534           83          223          764         2,037
 Shares issued in connection with acquisition of
  Qualivest Fund                                          --           --           --           --           --            50
 Shares issued in lieu of cash distributions             483          583           49           40          100            --
 Shares redeemed                                        (845)        (851)        (133)        (120)        (428)         (331)
-------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS B TRANSACTIONS                              (175)         266           (1)         143          436         1,756
===============================================================================================================================
Class C:
 Shares issued                                            30          102           64          107          457           684
 Shares issued in lieu of cash distributions              12            1            8           --           20             1
 Shares redeemed                                         (26)          --          (17)          --         (123)          (23)
-------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS C TRANSACTIONS                                16          103           55          107          354           662
===============================================================================================================================
Class Y:
 Shares issued                                         4,425        6,963        1,528        3,513       12,263        17,985
 Shares issued in lieu of cash distributions           2,647        4,481          214          210        1,192         1,350
 Shares redeemed                                     (10,522)     (17,997)      (4,528)      (4,646)      (9,657)      (20,437)
-------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS Y TRANSACTIONS                            (3,450)      (6,553)      (2,786)        (923)       3,798        (1,102)
===============================================================================================================================
NET (DECREASE) INCREASE IN CAPITAL SHARES             (3,927)      (6,600)      (2,636)        (185)       5,097         3,411
===============================================================================================================================

                                                                LARGE CAP                 LARGE CAP                   MID CAP
                                                              GROWTH FUND                VALUE FUND               GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------
                                                     10/1/99      10/1/98      10/1/99      10/1/98      10/1/99      10/1/98
                                                          to           to           to           to           to           to
                                                     3/31/00      9/30/99      3/31/00      9/30/99      3/31/00      9/30/99
------------------------------------------------------------------------------------------------------------------------------
                                                 (unaudited)               (unaudited)               (unaudited)
Class A:
 Shares issued                                         1,046        3,013          631        1,328        1,476          836
 Shares issued in lieu of cash distributions           1,181          948          896        1,146        2,541        3,066
 Shares redeemed                                      (1,313)      (4,125)      (1,839)      (2,424)      (2,035)      (7,075)
------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS A TRANSACTIONS                               914         (164)        (312)          50        1,982       (3,173)
==============================================================================================================================
Class B:
 Shares issued                                           501          335          140          238          115           27
 Shares issued in lieu of cash distributions             163           82          330          430            7            1
 Shares redeemed                                        (113)        (133)        (510)        (502)          (9)          (1)
-------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS B TRANSACTIONS                               551          284          (40)         166          113           27
==============================================================================================================================
Class C:
 Shares issued                                            97           50           47           60           78           37
 Shares issued in lieu of cash distributions              10           --            8           --            8           --
 Shares redeemed                                         (10)          (1)          (6)          --           (2)          (1)
-------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS C TRANSACTIONS                                97           49           49           60           84           36
==============================================================================================================================
Class Y:
 Shares issued                                         8,199        9,639       12,932       12,748        5,476       17,943
 Shares issued in connection with acquisition of
  Santa Monica Trust Fund                                471           --           --           --           --           --
 Shares issued in connection with acquisition of
  Piper Common Trust Fund                                 --          487           --           --           --           --
 Shares issued in lieu of cash distributions           2,201        1,348        4,374        5,553        2,421        1,200
 Shares redeemed                                      (4,258)     (10,125)     (14,323)     (16,244)      (5,627)      (9,045)
-------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS Y TRANSACTIONS                             6,613        1,349        2,983        2,057        2,270       10,098
==============================================================================================================================
NET INCREASE IN CAPITAL SHARES                         8,175        1,518        2,680        2,333        4,449        6,988
==============================================================================================================================


                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000     73)

NOTES TO FINANCIAL STATEMENTS MARCH 31, 2000 (UNAUDITED)

                                                                MID CAP                   SMALL CAP
                                                             VALUE FUND                 GROWTH FUND
----------------------------------------------------------------------------------------------------
                                                  10/1/99       10/1/98       10/1/99       10/1/98
                                                       to            to            to            to
                                                  3/31/00       9/30/99       3/31/00       9/30/99
----------------------------------------------------------------------------------------------------
                                              (unaudited)                 (unaudited)
Class A:
 Shares issued                                        400           595           841         3,781
 Shares issued in lieu of cash distributions            4           482           204             4
 Shares redeemed                                     (903)       (1,468)         (656)       (4,240)
----------------------------------------------------------------------------------------------------
TOTAL CLASS A TRANSACTIONS                           (499)         (391)          389          (455)
====================================================================================================
Class B:
 Shares issued                                         29            79           165            70
 Shares issued in lieu of cash distributions            1           496            17
 Shares redeemed                                     (524)       (1,183)          (19)          (28)
----------------------------------------------------------------------------------------------------
TOTAL CLASS B TRANSACTIONS                           (494)         (608)          163            42
====================================================================================================
Class C:
 Shares issued                                         29            13            57            19
 Shares issued in lieu of cash distributions           --            --             2            --
 Shares redeemed                                       (1)           --            (1)           --
----------------------------------------------------------------------------------------------------
TOTAL CLASS C TRANSACTIONS                             28          1358            19            19
====================================================================================================
Class Y:
 Shares issued                                      3,582        12,012         5,325         8,081
 Shares issued in lieu of cash distributions           50         4,173           708             4
 Shares redeemed                                   (7,099)      (20,520)       (2,571)       (2,891)
----------------------------------------------------------------------------------------------------
TOTAL CLASS Y TRANSACTIONS                         (3,467)       (4,335)        3,462         5,194
====================================================================================================
NET INCREASE (DECREASE) IN CAPITAL SHARES          (4,432)       (5,321)        4,072         4,800
====================================================================================================

                                                                      SMALL CAP                 EMERGING
                                                                     VALUE FUND             MARKETS FUND
---------------------------------------------------------------------------------------------------------
                                                         10/1/99        10/1/98      10/1/99     10/1/98
                                                              to             to           to          to
                                                         3/31/00        9/30/99      3/31/00     9/30/99
---------------------------------------------------------------------------------------------------------
                                                     (unaudited)                 (unaudited)
Class A:
 Shares issued                                               559            342           28          43
 Shares issued in connection with merger of Regional
  Equity Fund and Micro Cap Value Fund                     1,446             --           --          --
 Shares issued in lieu of cash distributions                   4             77           --          --
 Shares redeemed                                            (738)          (587)        (165)       (331)
---------------------------------------------------------------------------------------------------------
TOTAL CLASS A TRANSACTIONS                                 1,271           (168)        (137)       (288)
=========================================================================================================
Class B:
 Shares issued                                                12             50            5           2
 Shares issued in connection with merger of Regional
  Equity Fund                                                922             --           --          --
 Shares issued in lieu of cash distributions                  --              4           --
 Shares redeemed                                             (91)           (27)          --          --
---------------------------------------------------------------------------------------------------------
TOTAL CLASS B TRANSACTIONS                                   843             27            5           2
=========================================================================================================
Class C:
 Shares issued                                                20              8            1          --
 Shares issued in lieu of cash distributions                  --             --           --          --
 Shares redeemed                                              (2)            --           --          --
---------------------------------------------------------------------------------------------------------
TOTAL CLASS C TRANSACTIONS                                    18              8            1
=========================================================================================================
Class Y:
 Shares issued                                             3,347          9,570          731       5,113
 Shares issued in connection with merger of Regional
  Equity Fund and Micro Cap Value Fund                     7,381             --           --          --
 Shares issued in lieu of cash distributions                  94          2,014           --          --
 Shares redeemed                                          (7,321)       (15,705)        (653)       (519)
---------------------------------------------------------------------------------------------------------
TOTAL CLASS Y TRANSACTIONS                                 3,501         (4,121)          78       4,594
=========================================================================================================
NET INCREASE (DECREASE) IN CAPITAL SHARES                  5,633         (4,254)         (55)      4,308
=========================================================================================================


(74     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000

                                                          INTERNATIONAL             INTERNATIONAL                      HEALTH
                                                                   FUND                INDEX FUND               SCIENCES FUND
-------------------------------------------------------------------------------------------------------------------------------
                                                  10/1/99       10/1/98      10/1/99      10/1/98      10/1/99        10/1/98
                                                       to            to           to           to           to             to
                                                  3/31/00       9/30/99      3/31/00      9/30/99      3/31/00        9/30/99
------------------------------------------------------------------------------------------------------------------------------
                                              (unaudited)                (unaudited)               (unaudited)
Class A:
 Shares issued                                      4,228         7,655          130          865          179            146
 Shares issued in lieu of cash distributions          151           206            1           15           --              1
 Shares redeemed                                   (3,201)       (7,985)        (158)        (789)         (66)          (237)
------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS A TRANSACTIONS                          1,178          (124)         (27)          91          113            (90)
==============================================================================================================================
Class B:
 Shares issued                                        221            85           26           46          152             67
 Shares issued in lieu of cash distributions           15            13           --            1           --             --
 Shares redeemed                                      (28)          (49)         (14)          (4)         (28)           (23)
------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS B TRANSACTIONS                            208            49           12           43          124             44
==============================================================================================================================
Class C:
 Shares issued                                        242            67            1           --           39             --
 Shares issued in lieu of cash distributions            4            --           --           --           --             --
 Shares redeemed                                      (15)           (2)          --           --           --             --
------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS C TRANSACTIONS                            231            65            1           --           39             --
==============================================================================================================================
Class Y:
 Shares issued                                      7,070        11,678          121          562           58             52
 Shares issued in lieu of cash distributions          912           939            3          693           --              1
 Shares redeemed                                   (4,670)       (8,887)        (572)        (895)        (262)        (1,383)
------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS Y TRANSACTIONS                          3,312         3,730         (448)         360         (204)        (1,330)
==============================================================================================================================
NET INCREASE (DECREASE) IN CAPITAL SHARES           4,929         3,720         (463)         494           72         (1,376)
==============================================================================================================================

                                                            REAL ESTATE                  TECHNOLOGY
                                                        SECURITIES FUND                        FUND
----------------------------------------------------------------------------------------------------
                                                  10/1/99       10/1/98       10/1/99       10/1/98
                                                       to            to            to            to
                                                  3/31/00       9/30/99       3/31/00       9/30/99
----------------------------------------------------------------------------------------------------
                                              (unaudited)                 (unaudited)
Class A:
 Shares issued                                         16            31         2,403         2,877
 Shares issued in lieu of cash distributions            4             8           191            21
 Shares redeemed                                      (38)          (65)         (733)       (2,763)
----------------------------------------------------------------------------------------------------
TOTAL CLASS A TRANSACTIONS                            (18)          (26)        1,861           135
====================================================================================================
Class B:
 Shares issued                                         21            65         1,078           223
 Shares issued in lieu of cash distributions            5            10           215            22
 Shares redeemed                                      (72)         (121)         (140)         (105)
----------------------------------------------------------------------------------------------------
TOTAL CLASS B TRANSACTIONS                            (46)          (46)        1,153           140
====================================================================================================
Class C:
 Shares issued                                          1            --           211            --
 Shares issued in lieu of cash distributions           --            --            --            --
 Shares redeemed                                       --            --            (5)           --
----------------------------------------------------------------------------------------------------
TOTAL CLASS C TRANSACTIONS                              1            --           206            --
====================================================================================================
Class Y:
 Shares issued                                        915         1,842         2,843         1,026
 Shares issued in lieu of cash distributions           21            42           517            54
 Shares redeemed                                   (1,238)       (1,922)       (1,127)       (1,302)
----------------------------------------------------------------------------------------------------
TOTAL CLASS Y TRANSACTIONS                           (302)          (38)        2,233          (222)
====================================================================================================
NET (DECREASE) INCREASE IN CAPITAL SHARES            (365)         (110)        5,453            53
====================================================================================================


                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000     75)

NOTES TO FINANCIAL STATEMENTS  MARCH 31, 2000 (UNAUDITED)

5 >  INVESTMENT SECURITY TRANSACTIONS

     During the six months ended March 31, 2000, purchases of securities and proceeds from sales of securities, other than temporary investments in short-term securities, were as follows (000):

                                       U.S. GOVERNMENT          OTHER INVESTMENT
                                            SECURITIES                SECURITIES
     ---------------------------------------------------------------------------
                                 PURCHASES      SALES   PURCHASES          SALES
                                ------------------------------------------------
     Balanced Fund                 $22,051    $44,509    $ 91,813     $  142,933
     Equity Income Fund                 --         --      75,932        131,312
     Equity Index Fund                  --         --     254,061      1,579,005
     Large Cap Growth Fund              --         --     323,387        325,381
     Large Cap Value Fund               --         --     437,276        540,969
     Mid Cap Growth Fund                --         --     560,789        598,937
     Mid Cap Value Fund                 --         --     239,684        302,609
     Small Cap Growth Fund              --         --     571,695        532,824
     Small Cap Value Fund               --         --     199,777        153,406
     Emerging Markets Fund              --         --      36,649         37,634
     International Fund                 --         --     405,185        408,662
     International Index Fund           --         --         837         10,752
     Health Sciences Fund               --         --      10,090         10,004
     Real Estate Securities Fund        --         --      10,648         14,885
     Technology Fund                    --         --     791,665        609,267
     ---------------------------------------------------------------------------

     At March 31, 2000, the total cost of securities for Federal income tax purposes was not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Funds at March 31, 2000, is as follows (000):

                                 AGGREGATE GROSS    AGGREGATE GROSS
                                    APPRECIATION       DEPRECIATION         NET
     --------------------------------------------------------------------------
     Balanced Fund                      $ 44,787         $ (15,975)    $ 28,812
     Equity Income Fund                  117,458            (7,545)     109,913
     Equity Index Fund                   997,619          (176,417)     821,202
     Large Cap Growth Fund               641,365           (23,589)     617,776
     Large Cap Value Fund                261,247           (68,644)     192,603
     Mid Cap Growth Fund                 228,622           (27,548)     201,074
     Mid Cap Value Fund                   37,348           (16,349)      20,999
     Small Cap Growth Fund               182,833           (37,471)     145,362
     Small Cap Value Fund                168,250           (21,069)     147,181
     Emerging Markets Fund                27,037            (1,060)      25,977
     International Fund                  438,790           (18,794)     419,996
     International Index Fund             65,040           (11,037)      54,003
     Health Sciences Fund                  2,725            (2,074)         651
     Real Estate Securities Fund           2,607            (5,161)      (2,556)
     Technology Fund                     270,970           (62,643)     208,327
     --------------------------------------------------------------------------

     At September 30, 1999, the following funds have capital loss carryforwards:

     FUND                                        AMOUNT (000)    EXPIRATION DATE
     ---------------------------------------------------------------------------
     Mid Cap Value                                    $16,610               2007
     International Index                                   16               2007
     Emerging Markets                                   9,829          2003-2007
     Health Sciences                                       14               2007
     Real Estate Securities                             4,061          2006-2007
     ---------------------------------------------------------------------------

     The Mid Cap Value Fund, Health Sciences Fund, Emerging Markets Fund, and International Index Fund incurred losses for tax purposes in the amount of $77,402,000, $108,000, $2,183,000, and $461,000 for November 1, 1998, to
     September 30, 1999, respectively. As permitted by tax regulations, the Funds intend to elect to defer and treat these losses as arising in the fiscal year ending September 30, 2000.


6 >  FUTURES CONTRACTS

     The Equity Index Fund's investment in S&P 500 Index futures contracts is designed to maintain sufficient liquidity to meet redemption requests and to increase the level of fund assets devoted to replicating the composition of the S&P 500 Index while reducing transaction costs. Risks of entering into futures contracts, in general, include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a fund could lose more than the original margin deposit required to initiate a futures transaction. Unrealized gains or losses on outstanding positions in futures contracts held at the close of the year will be recognized as capital gains or losses for Federal income tax purposes. At March 31, 2000, open long S&P 500 Index futures contracts for the Equity Index Fund were as follows:

                                      MARKET VALUE
     NUMBER OF                          COVERED BY     SETTLEMENT     UNREALIZED
      CONTRACTS                    CONTRACTS (000)          MONTH     GAIN (000)
     ---------------------------------------------------------------------------
     4                                     $15,153         Jun 00            $13
     1                                         379         Jun 00              1
     ---------------------------------------------------------------------------
     5                                     $15,532                           $14
     ---------------------------------------------------------------------------


(76     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000

7 >  SECURITIES LENDING TRANSACTIONS

     In order to generate additional income, the Funds may lend portfolio securities representing up to one-third of the value of total assets (which includes collateral received for securities on loan) to broker dealers, banks, or other institutional borrowers of securities. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the security fail financially. The market value of the securities on loan at March 31, 2000, the collateral purchased with cash received and held at March 31, 2000, with respect to such loans, and income generated during the six months ended March 31, 2000, from the program were as follows (000):

                                      MARKET VALUE OF            INCOME RECEIVED
     FUND                           LOANED SECURITIES    FROM SECURITIES LENDING
     ---------------------------------------------------------------------------
     Balanced                                $ 85,923                       $ 66
     Equity Income                             76,171                         35
     Equity Index                             441,764                        180
     Large Cap Growth                         393,294                        182
     Large Cap Value                          232,184                        125
     Mid Cap Growth                           251,970                        177
     Mid Cap Value                             94,415                         33
     Small Cap Growth                         120,020                        178
     Small Cap Value                           38,924                         52
     Health Sciences                            3,842                          3
     Real Estate Securities                     7,700                          4
     Technology                               204,121                        222
     ---------------------------------------------------------------------------

                         MARKET VALUE OF COLLATERAL PURCHASED WITH CASH RECEIVED
                        --------------------------------------------------------
                                                         OTHER FIXED
                            REPURCHASE   MONEY MARKET         INCOME
     FUND                   AGREEMENTS    INSTRUMENTS     SECURITIES       TOTAL
     ---------------------------------------------------------------------------
     Balanced                 $ 57,129         $  223       $ 31,510    $ 88,862
     Equity Income              50,645            198         27,934      78,777
     Equity Index              293,722          1,147        162,006     456,875
     Large Cap Growth          261,495          1,021        144,231     406,747
     Large Cap Value           154,376            603         85,148     240,127
     Mid Cap Growth            167,531            654         92,404     260,589
     Mid Cap Value              62,775            245         34,624      97,644
     Small Cap Growth           79,799            312         44,014     124,125
     Small Cap Value            25,880            101         14,275      40,256
     Health Sciences             2,554             10          1,409       3,973
     Real Estate Securities      5,120             20          2,824       7,964
     Technology                135,717            530         74,856     211,103
     ---------------------------------------------------------------------------

     U.S. Bank acts as the securities lending agent in transactions involving the lending of portfolio securities on behalf of the funds. For these services, U.S. Bank received $1,286,000 in aggregate securities lending fees for the six months ended March 31, 2000. Fees generated from the funds included in this annual report for securities lending were as follows
     (000):

     FUND
     ---------------------------------------------------------------------------
     Balanced Fund                                                            44
     Equity Income Fund                                                       24
     Equity Index Fund                                                       128
     Large Cap Growth Fund                                                   124
     Large Cap Value Fund                                                     85
     Mid Cap Value                                                            23
     Mid Cap Growth Fund                                                     127
     Small Cap Growth Fund                                                   128
     Small Cap Value Fund                                                     36
     Emerging Markets Fund                                                    --
     International Fund                                                       --
     International Index Fund                                                 --
     Health Sciences Fund                                                      2
     Real Estate Fund                                                          3
     Technology Fund                                                         162
     ---------------------------------------------------------------------------


8 >  COMMON TRUST FUND CONVERSIONS

     On March 17, 2000, the Santa Monica Trust Fund was converted into the Large Cap Growth Fund. The assets, which consisted of securities and related receivables, were converted on a tax free basis. At the time of conversion 470,882 shares of Class Y of the Large Cap Growth Fund were issued. The net assets of the Santa Monica Trust Fund and Large Cap Growth Fund immediately before the conversion were $10,580,732 and $1,347,748,812, respectively. Included in the net assets of the Santa Monica Trust Fund were $6,939,805 of unrealized gains.

     On July 23, 1999, the Piper Trust Common Equity Fund was converted into the Large Cap Growth Fund. The Fund assets, which consisted of securities and related receivables, were converted on a tax free basis. At the time of conversion 487,250 shares of Class Y of the Large Cap Growth Fund were issued. The net assets of the Piper Trust Common Equity Fund and Large Cap Growth Fund immediately before the conversion were $9,808,354 and $1,059,225,834, respectively. Included in the net assets of the Piper Trust Common Equity Fund were $3,681,404 of unrealized gains.


                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000     77)

NOTES TO FINANCIAL STATEMENTS  MARCH 31, 2000 (UNAUDITED)

     On December 6, 1997, the Large Companies Value Trust Fund of the Advisor was converted into the Large Cap Value Fund. The assets, which consisted of securities and related receivables, were converted on a tax-free basis. 10,793,662 shares of the Large Cap Value Fund were issued at the time of conversion. The net assets of the Large Companies Value Trust Fund and Large Cap Value Fund immediately before the conversion were $265,739,968 and $1,574,696,070, respectively. Included in this amount was $86,510,389 of unrealized gains.


9 >  FUND MERGER

     The Board of Directors and shareholders of Regional Equity Fund and Micro Cap Value Fund approved a reorganization into Small Cap Value Fund at the close of business on February 25, 2000.

     Under the Agreement and Plan of Reorganization, Class A, Class B, and Class Y shares of Regional Equity Fund and Class A and Class Y shares of Micro Cap Value Fund were exchanged for shares of the Class A, Class B, and Class Y shares, respectively, of the Small Cap Value Fund on a tax free basis.

     The net assets before the reorganization and shares issued and redeemed were as follows:

                                                                         SHARES
     FUND                                       NET ASSETS               ISSUED
     --------------------------------------------------------------------------
     Small Cap Value                           311,587,489            9,749,924
     --------------------------------------------------------------------------

     Included in the net assets of the redeeming funds were the following components:

                                                  DISTRIBUTIONS
                                               IN EXCESS OF NET     ACCUMULATED
                                    PAID IN          INVESTMENT        REALIZED
     FUND                           CAPITAL              INCOME            LOSS
     --------------------------------------------------------------------------
     Regional Equity             84,151,702             517,478        (249,408)
     Micro Cap Value             24,840,724               2,352               0
     --------------------------------------------------------------------------

                                        NET
                                 UNREALIZED                 NET          SHARES
     FUND                      APPRECIATION              ASSETS        REDEEMED
     --------------------------------------------------------------------------
     Regional Equity             26,473,410         109,858,226       7,674,145
     Micro Cap Value              9,978,083          34,816,455       5,612,103
     --------------------------------------------------------------------------

     The Regional Equity Fund and Micro Cap Value Fund utilized earnings and profits distributed to shareholders on redemption of shares as part of the dividend paid deduction for income tax purposes. Accordingly $1,464,000 and $737,000 were reclasssed from undistributed net realized gain on investment to paid in capital for Regional Equity and Micro Cap Value, respectively.


10 > LINE OF CREDIT

     Pursuant to a commitment letter dated September 7, 1999, Citibank, N.A. provides a revolving line of credit to the FAIF, Inc. for short-term or emergency purposes. The loans are for the respective benefit of and repayable from the respective assets of each Fund. The aggregate principal amount of all borrowings may not exceed $100,000,000, and borrowings must be in the minimum principal amount of $1,000,000 and integral multiple amounts of $1,000,000 for each Fund. At the Fund's option Citibank N.A. is paid either a base rate or the Federal Funds rate on the amount out on loan. In addition there is a commitment fee on the unused portion of the line of credit. The commitment fee is calculated at 0.08% basis points on the unutilized portion of the credit line. Fees are accrued daily and paid quarterly to Citibank N.A. There were no borrowings under the line of credit during the six month period ended March 31, 2000.


(78     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000

NOTICE TO SHAREHOLDERS



     INVESTMENT STRATEGIES

     Mid Cap Growth and Small Cap Growth funds recently updated their prospectuses to clarify that the funds frequently invested in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the advisor may have greater access than individual investors have to IPOs, including access to so-called "hot issues" that are generally traded in the aftermarket at prices in excess of the IPO price. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains that will be taxable to shareholders as ordinary income.

     Companies involved in IPOs generally have limited operating histories, and prospects for future profitability are uncertain. Prices of IPOs may also be unstable due to the absence of a prior public market, the small number of shares available for trading, and limited investor information.


     SHAREHOLDER VOTING RESULTS
     MICRO CAP VALUE AND REGIONAL EQUITY FUNDS

     On February 25, 2000, Micro Cap Value and Regional Equity funds were merged into Small Cap Value Fund. Following are the shareholder voting results.

     Micro Cap Value Fund
     Class A shares

     For        115,041   96.60% of shares voted    54.32% of shares outstanding
     Against          0    0.00% of shares voted     0.00% of shares outstanding
     Abstain      4,048    3.39% of shares voted     1.91% of shares outstanding

     Micro Cap Value Fund
     Class Y shares

     For 5,446,557 99.56% of shares voted 73.12% of shares outstanding Against 12,785 0.23% of shares voted 0.17% of shares outstanding
     Abstain     11,163    0.20% of shares voted     0.14% of shares outstanding


                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000     79)

NOTICE TO SHAREHOLDERS CONTINUED



     Regional Equity Fund
     Class A shares

     For        964,515   97.76% of shares voted    58.48% of shares outstanding
     Against      7,827    0.79% of shares voted     0.47% of shares outstanding
     Abstain     14,231    1.44% of shares voted     0.86% of shares outstanding

     Regional Equity Fund
     Class B shares

     For        636,008   93.04% of shares voted    53.09% of shares outstanding
     Against     22,145    3.22% of shares voted     1.84% of shares outstanding
     Abstain     25,541    3.72% of shares voted     2.12% of shares outstanding

     Regional Equity Fund
     Class Y shares

     For 4,227,168 92.02% of shares voted 56.98% of shares outstanding Against 35,440 0.77% of shares voted 0.47% of shares outstanding
     Abstain    330,790    7.20% of shares voted     4.45% of shares outstanding


(80     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000

TRIBUTE TO DAVID T. BENNETT



     TRIBUTE TO DAVID T. BENNETT

     As friends and colleagues, the Board of Directors of First American Funds wishes to recognize David T. Bennett for the significant and lasting contributions he made as a Director of First American Funds. His services were cut short by his recent and untimely death following a 13-year battle with cancer.

     David was an attorney with the law firm of Gray, Plant, Mooty, Mooty & Bennett since graduating from law school in 1967. David was also a successful entrepreneur, owning controlling interests in Highland Manufacturing, Kiefer Built, and USL Products. He also devoted countless hours to numerous civic and charitable groups, including the Minneapolis Institute of Arts, the Guthrie Theater, the Nature Conservancy, and Dunwoody Institute.

     His association with the funds began in 1987, when he joined the Board of Directors of Piper Funds. First American Funds have been the beneficiary of David's experience, wisdom, and insight during challenging periods of change and growth. His knowledge of the industry and mutual fund board experience were invaluable during the critical transition period integrating the Piper and First American Fund Families. David's abilities were particularly appreciated by the Audit, Pricing, and Board Development Committees on which he served. The Directors with whom he served value greatly their time spent together.

     We gratefully and sincerely recognize David's contributions and extend our sincere condolences to David's family and friends.


                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000     81)

                 (This page has been left blank intentionally.)

BOARD OF DIRECTORS FIRST AMERICAN INVESTMENT FUNDS, INC.



       MR. ROBERT DAYTON
       Director of First American Investment Funds, Inc.
       Chief Executive Officer of Okabena Company


       MR. ROGER GIBSON
       Director of First American Investment Funds, Inc.
       Vice President of North America-Mountain Region for United Airlines


       MR. ANDREW HUNTER III
       Director of First American Investment Funds, Inc.
       Chairman of Hunter Keith Industries


       MR. LEONARD KEDROWSKI
       Director of First American Investment Funds, Inc.
       Owner and President of Executive Management Consulting, Inc.


       MR. JOHN MURPHY JR.
       Director of First American Investment Funds, Inc.
       Executive Vice President, U.S. Bancorp


       MR. ROBERT SPIES
       Director of First American Investment Funds, Inc.
       Retired Vice President, U.S. Bank National Association


       MR. JOSEPH STRAUSS
       Director of First American Investment Funds, Inc.
       Former Chairman of First American Investment Funds, Inc.
       Owner and President of Strauss Management Company


       MS. VIRGINIA STRINGER
       Chairperson of First American Investment Funds, Inc.
       Owner and President of Strategic Management Resources, Inc.


                                     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000

[LOGO] FIRST AMERICAN FUNDS(R)
       THE POWER OF DISCIPLINED INVESTING(R)


       FIRST AMERICAN FUNDS
       P.O. Box 1330
       Minneapolis, MN 55440-1330

       This report and the financial statements contained herein are submitted for the general information of the shareholders of the corporation. Shares in the funds are not deposits or obligations of, or guaranteed or endorsed by, U.S. Bank or any of its affiliates. Such shares are also not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Investment in the shares involves investment risk including loss of principal amount invested.

       Past performance does not guarantee future results. The principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


       INVESTMENT ADVISOR AND ADMINISTRATOR
          FIRST AMERICAN ASSET MANAGEMENT,
          A DIVISION OF U.S. BANK NATIONAL ASSOCIATION
          601 Second Avenue South
          Minneapolis, Minnesota 55402

       CUSTODIAN
          U.S. BANK NATIONAL ASSOCIATION
          180 East Fifth Street
          St. Paul, Minnesota 55101

       DISTRIBUTOR
          SEI INVESTMENTS DISTRIBUTION CO.
          1 Freedom Valley Drive
          Oaks, Pennsylvania 19456

       INDEPENDENT AUDITORS
          ERNST & YOUNG LLP
          1400 Pillsbury Center
          200 South Sixth Street
          Minneapolis, Minnesota 55402

       COUNSEL
          DORSEY & WHITNEY LLP
          220 South Sixth Street
          Minneapolis, Minnesota 55402




--------------------------------------------------------------------------------

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3014-00 5/2000